As filed with the Securities and Exchange Commission on June 28, 2002

                                                              File Nos. 33-81800
                                                                        811-8644

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933           /X/
                       Post-Effective Amendment No. 19                       /X/

                                       and

       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940       /X/
                              Amendment No. 21                               /X/

                            VARIABLE INSURANCE FUNDS

               (Exact Name of Registrant as Specified in Charter)

                     3435 Stelzer Road, Columbus, Ohio 43219
               (Address of Principal Executive Offices) (Zip Code)

               Registrant's Telephone Number, including area code:
                                 1-800-257-5872

                                Keith T. Robinson
                                     Dechert
                              1775 Eye Street, N.W.
                             Washington, D.C. 20006

                                   Copies to:

                                  Walter Grimm
                               BISYS Fund Services
                                3435 Stelzer Road
                            Columbus, Ohio 43219-3035


It is proposed that this filing will become effective (check appropriate box):

[ ] immediately upon filing pursuant to paragraph (b)

[ ] on May 1, 2002 pursuant to paragraph (b)

[X] 60 days after filing pursuant to paragraph (a)(1)

[ ] On (date) pursuant to paragraph (a)(1)

[ ] 75 days after filing pursuant to paragraph (a)(2)

[ ] on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post effective amendment.

                                EXPLANATORY NOTE

This post-effective amendment no. 19 to the Registrant's registration statement on Form N-1A (File Nos., 33-81800 and 811-8644) (the "Registration Statement") incorporates by reference the prospectus and statement of additional information describing the SEB (USA) World Fund, SEB (USA) Sweden Fund, SEB (USA) International Fund, SEB (USA) Europe Fund, SEB (USA) Technology Fund, SEB (USA) Biotechnology/Pharmaceuticals Fund, and SEB (USA) Sweden Short Term Fund as filed with the SEC pursuant to Rule 485(a)(2) under the Securities Act of 1933 on March 23, 2001; (ii) the prospectuses for the HSBC Variable Fixed Income Fund, HSBC Variable Cash Management Fund, HSBC Variable Growth and Income Fund, AmSouth Capital Growth Fund, AmSouth Select Equity Fund, AmSouth Equity Income Fund, BB&T Capital Manager Aggressive Growth Fund, BB&T Growth and Income Fund, BB&T Large Company Growth Fund, and BB&T Capital Appreciation Fund, each dated May 1, 2002, as filed with the SEC pursuant to Rule 485(b) under the Securities Act of 1933 on April 30, 2002; (iii) the prospectus for the AmSouth Large Cap Fund, AmSouth Mid Cap Fund, AmSouth Enhanced Market Fund, and AmSouth International Equity Fund dated May 1, 2002, as filed with the SEC pursuant to Rule 485(b) under the Securities Act of 1933 on April 30, 2002; (iv) the prospectus for the Fifth Third Quality Growth VIP Fund, Fifth Third Balanced VIP Fund, Fifth Third Mid Cap VIP Fund, and Fifth Third Disciplined Value VIP Fund dated May 1, 2002, as filed with the SEC pursuant to Rule 485(b) under the Securities Act of 1933 on April 30, 2002; (v) the statements of additional information describing the HSBC Variable Fixed Income Fund, HSBC Variable Cash Management Fund, HSBC Variable Growth and Income Fund, AmSouth Capital Growth Fund, AmSouth Select Equity Fund, AmSouth Equity Income Fund, AmSouth Large Cap Fund, AmSouth Mid Cap Fund, AmSouth Enhanced Market Fund, AmSouth International Equity Fund, Fifth Third Quality Growth VIP Fund, Fifth Third Balanced VIP Fund, Fifth Third Mid Cap VIP Fund, Fifth Third Disciplined Value VIP Fund, BB&T Capital Manager Aggressive Growth Fund, BB&T Growth and Income Fund, BB&T Large Company Growth Fund, and BB&T Capital Appreciation Fund, each dated May 1, 2002, as filed with the SEC pursuant to Rule 485(b) under the Securities Act of 1933 on April 30, 2002; and (vi) the prospectus and statement of additional information for the Expedition Equity VIP Fund, each dated [September 1, 2002], as filed with the SEC pursuant to Rule 485(a)(2) under the Securities Act of 1933 on June 14, 2002.

                            VARIABLE INSURANCE FUNDS

                         Supplement dated [   ], 2002
                       to the Prospectus dated May 1, 2002

                              AmSouth Mid Cap Fund
                        AmSouth International Equity Fund

Effective June [ ], 2002, OakBrook Investments, LLC ("OakBrook") replaced Bennett Lawrence Management, LLC ("Bennett Lawrence") and Dimensional Fund Advisors Inc. ("Dimensional") replaced Lazard Asset Management ("Lazard") as the investment sub-advisers to the AmSouth Mid Cap Fund and the AmSouth International Equity Fund, respectively. Accordingly, references to Bennett Lawrence and Lazard throughout the prospectus should be replaced by "OakBrook" and "Dimensional", respectively.

The following information supplements and amends the existing prospectus disclosure, as indicated:

1. The disclosure under the caption "RISK/RETURN SUMMARIES - Mid Cap Fund - Principal Investment Strategies" is replaced with the following:

     Under normal market conditions, the Fund will invest at least 80% of its assets in a broadly diversified portfolio of equity securities issued by medium capitalization companies drawn from the Standard & Poor's 400(R) Mid Cap Index ("S&P 400(R) Mid Cap Index"), overweighting relative to their index weights those that OakBrook believes to be undervalued compared to others in the S&P 400(R) Mid Cap Index. The Fund seeks to maintain risk characteristics similar to those of the S&P 400(R) Mid Cap Index.

     OakBrook's stock selection process utilizes computer-aided quantitative analysis. OakBrook's computer models use many types of data, but emphasize technical data such as price and volume information. Applying these models to securities comprising the S&P 400(R) Mid Cap Index, OakBrook hopes to generate more capital growth than that of the S&P 400(R) Mid Cap Index.

2.   Under  the  caption  "RISK/RETURN  SUMMARIES  - Mid  Cap  Fund -  Principal
     Investment Risks", the fourth sentence of the first paragraph is replaced with the following two sentences:

     Growth stocks may be particularly volatile in the event of earnings disappointments or other financial difficulties, and value stocks may, in fact, not be undervalued, or their value may never be recognized by the market. The market could favor growth stocks to the exclusion of value stocks, or favor value stocks to the exclusion of growth stocks, or may not favor equities at all.

3. The disclosure under the caption "RISK/RETURN SUMMARIES - International Equity Fund - Principal Investment Strategies" is replaced with the following:

     Under normal market conditions, the Fund will invest at least 80% of its assets in equity securities of large foreign companies. The Fund intends to invest primarily in companies in economically developed countries whose stocks Dimensional believes are undervalued at the time of investment. While Dimensional may consider other factors, Dimensional generally determines that a stock is undervalued if it has a high book value in relation to its market value.

4. Under the caption "RISK/RETURN SUMMARIES - International Equity Fund - Principal Investment Risks", the final sentence of the first paragraph and the entire third paragraph are deleted.

5. The disclosure under the caption "INVESTMENT OBJECTIVES AND STRATEGIES - Mid Cap Fund" is replaced with the following:

     The Fund's investment objective is capital appreciation. The investment objective is not fundamental, and may be changed without shareholder approval. Under normal market conditions, the Fund will invest at least 80% of its assets in a broadly diversified portfolio of equity securities issued by medium capitalization companies drawn from the S&P 400(R) Mid Cap Index, overweighting relative to their index weights those that OakBrook believes to be undervalued compared to others in the S&P 400(R) Mid Cap Index. The Fund seeks to maintain risk characteristics similar to those of the S&P 400(R) Mid Cap Index.

     In managing the Fund, OakBrook uses quantitative analysis focusing on technical data to determine the Fund's portfolio holdings. This analysis does not apply value judgments or utilize traditional economic analysis in determining the investment merit of a particular stock. OakBrook's emphasis on technical analysis can result in significant shifts in portfolio holdings. However, risk controls at the style, industry and individual stock levels have been implemented to help the Fund to maintain risk characteristics similar to those of the S&P 400(R) Mid Cap Index.

     Consistent with its investment objective and policies, the Fund also may invest in equity securities not represented in the S&P 400(R) Mid Cap Index, fixed income securities, corporate bonds, notes, warrants, and short-term money market instruments. In addition, OakBrook may use derivative instruments for risk management purposes or as part of the Fund's investment strategies. Derivative instruments are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, commodities, or related indexes. The types of derivative instruments that OakBrook may use include, but are not limited to, futures contracts (an agreement to buy or sell an asset in the future at an agreed-upon price) and options (which represent a right or obligation to buy or sell an asset at a predetermined price in the future).

     About the S&P 400(R) Mid Cap Index. The S&P 400(R) Mid Cap Index consists of 400 domestic stocks that are selected by Standard & Poor's to capture the price performance of a large cross-section of U.S. publicly-traded stocks with medium-sized market capitalizations. Stocks included in the S&P 400(R) Mid Cap Index are chosen with the aim of achieving a representative portfolio from the various components of the U.S. economy.

6. Under the caption "INVESTMENT OBJECTIVES AND STRATEGIES - International Equity Fund", the final three paragraphs are deleted and replaced with the following:

     The Fund generally invests in the stocks of large non-U.S. companies that Dimensional determines to be value stocks at the time of purchase. Securities are considered value stocks primarily because a company's shares have a high book value in relation to their market value (a "book to market ratio"). In assessing value, Dimensional may consider additional factors such as price to cash flow or price to earnings ratios as well as economic conditions and developments in the issuer's industry. The criteria Dimensional uses for assessing value are subject to change from time to time.

     Dimensional believes that equity investing should involve a long-term view and a focus on asset class selection, not stock picking. It places priority on limiting expenses, portfolio turnover and trading costs. Generally,
     Dimensional structures a portfolio by: 1) starting with a universe of securities, 2) creating a sub-set of companies meeting Dimensional's investment guidelines, 3) excluding certain companies after analyzing various factors and 4) purchasing stocks so the portfolio is generally market capitalization weighted.

     The Fund invests in the stocks of large companies in countries with developed markets. Under normal market conditions, the International Equity Fund invests in companies organized or having a majority of their assets or deriving a majority of their operating income in at least three non-U.S. countries. The Fund seeks to invest in companies having at least $800 million of market capitalization, and to purchase securities on a market capitalization weighted basis within each applicable country. Dimensional may reset such floor from time to time to reflect changing market conditions. Dimensional, using its best judgment, will seek to set country weights based on the relative market capitalization of companies within each country. As a result, the weighting of certain countries in the Fund may vary from their weighting in international indices such as those published by FTSE International, Morgan Stanley Capital International or Salomon/Smith Barney.

     The portfolio structure of the Fund involves market capitalization weighting. Deviation from strict market capitalization weighting may occur for several reasons. Dimensional may exclude the stock of a company that meets applicable market capitalization criterion if Dimensional determines in its best judgment that the purchase of such stock is inappropriate given other conditions. Deviation also will occur because Dimensional intends to purchase in round lots only. Furthermore, Dimensional may reduce the relative amount of any security held from the level of strict adherence to market capitalization weighting, in order to retain sufficient portfolio liquidity. A portion, but generally not in excess of 20% of assets, may be invested in interest bearing obligations, such as money market instruments, thereby causing further deviation from strict market capitalization weighting. A further deviation may occur due to investments in privately placed convertible debentures. Block purchases of eligible securities may be made at opportune prices even though such purchases exceed the number of shares which, at the time of purchase, strict adherence to the policy of market capitalization weighting would otherwise require. Changes in the composition and relative ranking (in terms of market capitalization and book to market ratio) of the stocks which are eligible for purchase take place with every trade when the securities markets are open for trading due, primarily, to price fluctuations of such securities.

     On at least a semi-annual basis, Dimensional will prepare lists of companies whose stock is eligible for investment by the Fund. Additional investments generally will not be made in securities which have changed in value sufficiently to be excluded from the Dimensional's then current market capitalization requirement for eligible portfolio securities. This may result in further deviation from strict market capitalization weighting. Such deviation could be substantial if a significant amount of a portfolio's holdings change in value sufficiently to be excluded from the requirement for eligible securities, but not by a sufficient amount to warrant their sale.

7. The "Emerging Market Risk" and "Lack of Diversification" disclosures under the caption "RISK CONSIDERATIONS" are deleted, and the "Derivatives Risk" discussion under that caption is amended to include the Mid Cap Fund.

8. The following supplements the disclosure in the first paragraph under the caption "MANAGEMENT OF THE FUNDS - Sub-Advisers":

     Currently, OakBrook serves as sub-adviser to the Mid Cap Fund and Dimensional serves as sub-adviser to the International Equity Fund pursuant to temporary, interim sub-advisory agreements with AmSouth that were approved by the Board of Trustees on June 18, 2002. The Trust intends to solicit shareholder approval of longer-term sub-advisory agreements with OakBrook and Dimensional.

9. Under the caption "MANAGEMENT OF THE FUNDS - Sub-Advisers", the third and fifth paragraphs are deleted, and the fifth paragraph is replaced with the following:

     Dimensional. Dimensional, located at 1299 Ocean Avenue, 11th Floor, Santa Monica, California 90401, provides discretionary investment management services to client discretionary accounts with assets totaling approximately $39 billion as of May 31, 2002.


10. Under the caption "MANAGEMENT OF THE FUNDS - Portfolio Managers", the second and forth paragraphs are deleted, the third paragraph is amended to reflect that a team from OakBrook also manages the Mid Cap Fund, and the fourth paragraph is replaced with the following:

     International Equity Fund. Dimensional has established an Investment Committee to set the investment policy and procedures for all Dimensional-managed portfolios. Investment decisions for the International Equity Fund are made by the Investment Committee, which meets on a regular basis and also as needed to consider investment issues. The Investment Committee is composed of certain officers and directors of Dimensional who are elected annually.

11. The disclosure under the caption "SIMILAR FUND PERFORMANCE INFORMATION" is deleted with respect to the International Equity Fund.

          Investors should retain this supplement for future reference.

                            VARIABLE INSURANCE FUNDS

                         Supplement dated [    ], 2002
                       to the Prospectus dated May 1, 2002

                           AmSouth Equity Income Fund

Effective July 1, 2002, the Equity Income Fund has been re-designated as the "AmSouth Value Fund" (the "Fund").

In addition, effective June 20, 2002, Rockhaven Asset Management, LLC ("Rockhaven") no longer serves as the sub-adviser of the Fund. Starting on that date, AmSouth Investment Management Company, LLC ("AmSouth") provides investment advisory services to the Fund, as it is authorized to do under the Fund's existing investment advisory agreement with AmSouth. Thus, references to Rockhaven throughout the prospectus should be deleted.

The following information supplements and amends the existing prospectus disclosure, as indicated:

1.   The  disclosure  under  the  caption   "RISK/RETURN  SUMMARY  -  Investment
     Objective" is replaced with the following:

     The Fund seeks capital growth, with current income as an incidental objective.

2.   The  disclosure  under  the  caption   "RISK/RETURN   SUMMARY  -  Principal
     Investment Strategies" is replaced with the following:

     Under normal market conditions, the Fund will invest at least 80% of its assets in a diversified portfolio of equity securities that AmSouth believes to be undervalued. AmSouth uses a variety of economic projections, quantitative techniques, and earnings projections in formulating individual stock purchase and sale decisions. AmSouth will select investments believed to have basic investment value which will eventually be recognized by other investors. The Fund expects to earn incidental income mainly from stock dividends and preferred stocks.

3. Under the caption "RISK/RETURN SUMMARY - Principal Investment Risks", the last sentence of the second paragraph is deleted and the following two sentences are added to the first paragraph:

     In addition, value stocks may, in fact, not be undervalued, or their value may never be recognized by the market. The market could favor growth stocks to the exclusion of value stocks, or favor value stocks to the exclusion of growth stocks, or may not favor equities at all.

4. Under the caption "INVESTMENT OBJECTIVES, STRATEGIES AND RISK", the second, third, fourth, and fifth paragraphs are replaced with the following:

     The Fund seeks capital growth, with current income as an incidental objective. The investment objective is not fundamental, and may be changed without shareholder vote. Under normal market conditions, the Fund will invest at least 80% of its assets in a diversified portfolio of equity securities that AmSouth believes to be undervalued. Equity securities may include common stocks and securities convertible into common stocks, such as convertible bonds and convertible preferred stocks.

     The Fund invests primarily in equity securities that AmSouth believes to be undervalued based upon internal research and proprietary valuation systems. AmSouth uses economic projections, internally developed valuation systems, quantitative techniques, and earnings projections in formulating individual stock purchase and sale decisions. AmSouth will select investments believed to have basic investment value which will eventually be recognized by other investors. Factors which may be considered in selecting equity securities include industry and company fundamentals, historical price relationships, and/or underlying asset value.

     In addition to equity securities, the Fund may invest in preferred stocks, corporate bonds, notes, warrants, and short term money market instruments. The portion of the Fund's assets invested in common stocks, convertible securities and fixed income securities varies according to AmSouth's assessment of market and economic conditions and future outlook.

5. The disclosure under the caption "INVESTMENT OBJECTIVES, STRATEGIES AND RISK - Market Risk" is replaced with the following:

     Although equities historically have outperformed other asset classes over the long term, their prices tend to fluctuate more dramatically over the shorter term. These movements may result from factors affecting individual companies, or from broader influences like changes in interest rates, market conditions, investor confidence or announcements of economic, political or financial information.

     The Fund primarily invests in value securities, which in theory limit downside risk because they are underpriced. Of course, AmSouth's success in moderating market risk cannot be assured. There is no guarantee that a value security is, in fact, undervalued, or that the market will ever recognize its true value. In addition, to the extent that the Fund invests in value securities or attempts to moderate potential volatility by investing in dividend-paying growth securities, the Fund may produce more modest gains than equity funds with more aggressive investment profiles.

6. Under the caption "INVESTMENT OBJECTIVES, STRATEGIES AND RISK - Interest Rate Risk", the first sentence is replaced with the following:

     Although the Fund's primary investment focus is equities, the Fund may invest in debt securities and other types of fixed income securities.

7. Under the caption "INVESTMENT OBJECTIVES, STRATEGIES AND RISK - Credit Risk", the first sentence is replaced with the following:

     The Fund's investments, and particularly investments in fixed income securities, if any, may be affected by the creditworthiness of issues in which the Fund invests.

8. Under the caption "MANAGEMENT OF THE FUND - Investment Adviser and Sub-Adviser", the reference to the sub-adviser is deleted in the first sub-heading, and the second paragraph under this sub-heading is replaced with the following:

     Subject to the general supervision of the Board of Trustees and in accordance with the investment objective and restrictions of the Fund, AmSouth makes the day-to-day investment decisions for the Fund and continuously reviews, supervises and administers the Fund's investment program.

     Prior to June 20, 2002, Rockhaven Asset Management, LLC ("Rockhaven") served as the investment sub-adviser to the Fund.

9. Under the caption "MANAGEMENT OF THE FUND - Investment Adviser and Sub-Adviser", the fourth, fifth, and sixth paragraphs are deleted and replaced with the following:

     Portfolio Manager. Richard H. Calvert, CPA, is the portfolio manager for the Fund and has over seven years of portfolio management and analysis experience. Prior to managing the Fund, Mr. Calvert served as a portfolio manager overseeing another mutual fund and several key institutional accounts, as well as a technology sector analyst. Mr. Calvert earned his B.S. in Economics from the University of Alabama and is a member of the Alabama Society of Financial Analysts.

10. The disclosure under the caption "SIMILAR FUND PERFORMANCE INFORMATION", is amended to reflect the AmSouth Value Fund as the "Similar Fund", and the table reporting the average annual total returns for the Similar Fund and for its benchmark index for periods ended December 31, 2001 is replaced with the following:

                                                                           Since Inception
     Similar Fund/Benchmark       1 Year      5 Years      10 Years     (December 1, 1988)
                                  ------      -------      --------     ------------------

     AmSouth Value Fund*          [    ]%     [    ]%      [    ]%                [ ]%

     S&P 500(R) Index**           [    ]%     [    ]%      [    ]%                [ ]%

----------------------
* The Similar Fund performance information set forth above reflects fee waivers and/or expense reimbursements. Absent such waivers and/or expense reimbursements, Similar Fund performance would have been lower.

** The Standard & Poor's 500 Composite Stock Price Index is an unmanaged index containing common stocks of 500 industrial, transportation, utility and financial companies, regarded as generally representative of the U.S. stock market. The Index reflects income and distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing.

11. The "Prior Performance of Portfolio Manager" disclosure under the caption "SIMILAR FUND PERFORMANCE INFORMATION" is deleted.

12. Under the caption "GENERAL INFORMATION - Description of the Trust and its Shares", the following sentence is added as a new paragraph:

     Prior to July 1, 2002, the Fund was named the "AmSouth Equity Income Fund."

          Investors should retain this supplement for future reference.

                            Variable Insurance Funds

                                3435 Stelzer Road
                            Columbus, Ohio 43219-3035
                                 1-888-451-8382


                       STATEMENT OF ADDITIONAL INFORMATION

                 May 1, 2002, as supplemented through [ ], 2002

This Statement of Additional Information ("SAI") describes four investment portfolios (each a "Fund" and collectively the "Funds") of Variable Insurance Funds (the "Trust"). The Funds are:

     o    AmSouth Large Cap Fund;

     o    AmSouth Mid Cap Fund;

     o    AmSouth Enhanced Market Fund; and

     o    AmSouth International Equity Fund.

The Trust offers an indefinite number of transferable units ("Shares") of each Fund. Shares of the Funds may be sold to segregated asset accounts ("Separate Accounts") of insurance companies to serve as the investment medium for variable life insurance policies and variable annuity contracts ("Variable Contracts") issued by the insurance companies. Shares of the Funds also may be sold to qualified pension and retirement plans, certain insurance companies, and the investment adviser and sub-adviser (if applicable) of the Funds. The Separate Accounts invest in Shares of the Funds in accordance with allocation instructions received from owners of the Variable Contracts ("Variable Contract Owners").

This SAI is not a Prospectus and is authorized for distribution only when preceded or accompanied by the Prospectus of the Funds, dated May 1, 2002, as supplemented through [ ], 2002. This SAI contains more detailed information than that set forth in the Prospectus and should be read in conjunction with the Prospectus. This SAI incorporates the Funds' financial statements and related notes and auditors reports from the Funds' annual reports for the fiscal year ended December 31, 2001, and is incorporated by reference in its entirety into the Prospectus. Copies of the Prospectus may be obtained by writing the Trust at 3435 Stelzer Road, Columbus, Ohio 43219-3035, or by telephoning the toll free number set forth above.

                                TABLE OF CONTENTS


INVESTMENT OBJECTIVES AND POLICIES.............................................1

         Bank Obligations......................................................1
         Commercial Paper......................................................2
         Variable and Floating Rate Demand Notes...............................2
         Short-Term Obligations................................................3
         Corporate Debt Securities.............................................3
         Foreign Investments...................................................4
         Securities of Foreign Governments and Supranational Organizations.....6
         Funding Agreements....................................................6
         U.S. Government Obligations...........................................6
         Options...............................................................7
         Forward Commitments, When-Issued and Delayed-Delivery Securities......9
         Mortgage-Related and Asset-Backed Securities.........................10
         Illiquid and Restricted Securities...................................12
         Investment Companies.................................................13
         Lending of Portfolio Securities......................................13
         Convertible Securities...............................................13
         Warrants.............................................................14
         Repurchase Agreements................................................14
         Reverse Repurchase Agreements........................................14
         Futures Contracts and Options Thereon................................15
         Regulatory Restrictions..............................................16

INVESTMENT RESTRICTIONS.......................................................16

         Portfolio Turnover...................................................17

NET ASSET VALUE...............................................................18

         Valuation of the Funds...............................................18

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION................................19


MANAGEMENT OF THE TRUST.......................................................19

         Management Information...............................................19
         Board of Trustees....................................................22
         Trustee Compensation.................................................23
         Investment Adviser...................................................24
         Investment Sub-Advisers..............................................27
         Portfolio Transactions...............................................30
         Federal Banking Law..................................................31
         Administrator........................................................32
         Expenses.............................................................33
         Distributor..........................................................33
         Custodian, Transfer Agent and Fund Accounting Services...............34
         Independent Auditors.................................................34
         Legal Counsel........................................................35
         Codes of Ethics......................................................35

ADDITIONAL INFORMATION........................................................35

         Description of Shares................................................35
         Vote of a Majority of the Outstanding Shares.........................36
         Principal Shareholders...............................................36
         Shareholder and Trustee Liability....................................37
         Additional Tax Information...........................................37
         Performance Information..............................................40
         Miscellaneous........................................................42

FINANCIAL STATEMENTS..........................................................42


APPENDIX.......................................................................I

The Trust is an open-end management investment company which currently offers multiple separate portfolios. This SAI contains information about the AmSouth Large Cap Fund ("Large Cap Fund"), which is advised by AmSouth Investment Management Company, LLC ("AmSouth" or the "Adviser") with Five Points Capital Advisors ("Five Points") serving as sub-adviser, the AmSouth Mid Cap Fund ("Mid Cap Fund") and the AmSouth Enhanced Market Fund ("Enhanced Market Fund"), each of which is advised by AmSouth, with OakBrook Investments, LLC ("OakBrook") serving as sub-adviser, and the AmSouth International Equity Fund ("International Equity Fund"), which is advised by AmSouth, with Dimensional Fund Advisors, Inc. ("Dimensional") serving as sub-adviser. Hereinafter, Five Points, OakBrook and Dimensional are collectively referred to as the Sub-Advisers. The Large Cap Fund, Mid Cap Fund, Enhanced Market Fund, and International Equity Fund are diversified series.

Much of the information contained in this SAI expands upon subjects discussed in the Prospectus of the Funds described above. Capitalized terms not defined herein are defined in the Prospectus. No investment in a Fund should be made without first reading the Fund's Prospectus.


                       INVESTMENT OBJECTIVES AND POLICIES

Certain Funds have non-fundamental investment policies obligating such a Fund to commit, under normal market conditions, at least 80% of its assets to investments with investment characteristics similar to the type of companies suggested by the Fund's name. For purposes of such an investment policy, "assets" includes the Fund's net assets, as well as any amounts borrowed for investment purposes.

The following information supplements the investment objectives and policies of the Funds as set forth in the Prospectus.

Bank Obligations. The Funds may invest in bank obligations consisting of bankers' acceptances, certificates of deposit, and time deposits.

Bankers' acceptances are negotiable drafts or bills of exchange typically drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity.

Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank or a savings and loan association for a definite period of time and earning a specified return.

Fixed time deposits are obligations of foreign branches of United States banks or foreign banks which are payable on a stated maturity date and bear a fixed rate of interest. Although fixed time deposits do not have a market, there are no contractual restrictions on the right to transfer a beneficial interest in the deposit to a third party.

Each Fund may invest a portion of its assets in the obligations of foreign banks and foreign branches of domestic banks. Such obligations include Eurodollar Certificates of Deposit ("ECDs") which are U.S. dollar-denominated certificates of deposit issued by offices of foreign and domestic banks located outside the United States; Eurodollar Time Deposits ("ETDs") which are U.S. dollar-denominated deposits in a foreign branch of a U.S. bank or a foreign bank; Canadian Time Deposits ("CTDs") which are essentially the same as ETDs except they are issued by Canadian offices of major Canadian banks; Schedule Bs, which are obligations issued by Canadian branches of foreign or domestic banks; Yankee Certificates of Deposit ("Yankee CDs") which are U.S. dollar-denominated certificates of deposit issued by a U.S. branch of a foreign bank and held in the United States; and Yankee Bankers' Acceptances ("Yankee BAs") which are U.S. dollar-denominated bankers' acceptances issued by a U.S. branch of a foreign bank and held in the United States.

Although the Funds may invest in obligations of foreign banks or foreign branches of U.S. banks only when the investment adviser deems the instrument to present minimal credit risk, such investments nevertheless entail risks that are different from those of investments in domestic obligations of U.S. banks. These additional risks include future political and economic developments, the possible imposition of withholding taxes on interest income, possible seizure or nationalization of foreign deposits, the possible establishment of exchange controls, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. In addition, foreign branches of U.S. banks and U.S. branches of foreign banks may be subject to less stringent reserve requirements and to different accounting, auditing, reporting and record keeping standards than those applicable to domestic branches of U.S. banks.

Commercial Paper. Commercial paper consists of unsecured promissory notes issued by corporations. Except as noted below with respect to variable amount master demand notes, issues of commercial paper normally have maturities of less than nine months and fixed rates of return.

The Funds may invest in short-term promissory notes (including variable amount master demand notes) issued by corporations and other entities, such as municipalities, rated at the time of purchase within the two highest categories assigned by two nationally recognized statistical rating organizations ("NRSROs") (e.g., A-2 or better by Standard & Poor's Ratings Service ("S&P"), Prime-2 or better by Moody's Investors Service, Inc. ("Moody's") or F-2 or better by Fitch Investors Service ("Fitch")) or, if not rated, determined to be of comparable quality to instruments that are so rated.

Commercial paper may include variable and floating rate instruments. Commercial paper issues include securities issued by corporations without registration under the Securities Act of 1933, as amended (the "1933 Act"), in reliance on the exemption in Section 3(a)(3), and commercial paper issued in reliance on the so-called "private placement" exemption in Section 4(2) ("Section 4(2) Paper").
Section 4(2) Paper is restricted as to disposition under the federal securities laws in that any resale must similarly be made in an exempt transaction. Section 4(2) Paper is normally resold to other institutional investors through or with the assistance of investment dealers which make a market in Section 4(2) Paper, thus providing liquidity. For purposes of each Fund's limitation on purchases of illiquid instruments, Section 4(2) Paper will not be considered illiquid if the investment adviser has determined, in accordance with guidelines approved by the Board of Trustees, that an adequate trading market exists for such securities.

Variable and Floating Rate Demand Notes. The Funds may, from time to time, buy variable or floating rate demand notes issued by corporations, bank holding companies and financial institutions and similar taxable and tax-exempt instruments issued by government agencies and instrumentalities. These securities will typically have a maturity over one year but carry with them the right of the holder to put the securities to a remarketing agent or other entity at designated time intervals and on specified notice. The obligation of the issuer of the put to repurchase the securities may be backed by a letter of credit or other obligation issued by a financial institution. The purchase price is ordinarily par plus accrued and unpaid interest. Generally, the remarketing agent will adjust the interest rate every seven days (or at other specified intervals) in order to maintain the interest rate at the prevailing rate for securities with a seven day or other designated maturity.

Short-Term Obligations. The Funds may invest in high quality short-term obligations (with maturities of 12 months or less) such as domestic and foreign commercial paper (including variable amount master demand notes), bankers' acceptances, certificates of deposit, demand and time deposits of domestic and foreign branches of U.S. banks and foreign banks, and repurchase agreements, in order to acquire interest income combined with liquidity. Pending investment or to meet anticipated redemption requests, a Fund may invest without limitation in short-term obligations. For temporary defensive purposes, these investments may constitute 100% of the Fund's portfolio and, in such circumstances, will constitute a temporary suspension of its attempts to achieve its investment objective.

Corporate Debt Securities. The Funds may invest in U.S. dollar-denominated debt obligations issued or guaranteed by U.S. corporations or U.S. commercial banks, U.S. dollar-denominated obligations of foreign issuers and debt obligations of foreign issuers denominated in foreign currencies. Such debt obligations include, among others, bonds, notes, debentures and variable rate demand notes. In choosing corporate debt securities on behalf of a Fund, AmSouth, Five Points, OakBrook and Dimensional may consider (i) general economic and financial conditions; (ii) the specific issuer's (a) business and management, (b) cash flow, (c) earnings coverage of interest and dividends, (d) ability to operate under adverse economic conditions, (e) fair market value of assets, and (f) in the case of foreign issuers, unique political, economic or social conditions applicable to such issuer's country; and, (iii) other considerations deemed appropriate.

As with other fixed-income securities, Medium-Grade Securities are subject to credit risk and market risk. Market risk relates to changes in a security's value as a result of changes in interest rates. Credit risk relates to the ability of the issuer to make payments of principal and interest.

Medium-Grade Securities are generally subject to greater credit risk than comparable higher-rated securities because issuers are more vulnerable to economic downturns, higher interest rates or adverse issuer-specific developments. In addition, the prices of Medium-Grade Securities are generally subject to greater market risk and therefore react more sharply to changes in interest rates. The value and liquidity of Medium-Grade Securities may be diminished by adverse publicity and investor perceptions.

Because certain Medium-Grade Securities are traded only in markets where the number of potential purchasers and sellers, if any, is limited, the ability of the Fund to sell such securities at their fair market value either to meet redemption requests or to respond to changes in the financial markets may be limited.

Particular types of Medium-Grade Securities may present special concerns. The prices of payment-in-kind or zero-coupon securities may react more strongly to changes in interest rates than the prices of other Medium-Grade Securities. Some Medium-Grade Securities in which a Fund may invest may be subject to redemption or call provisions that may limit increases in market value that might otherwise result from lower interest rates while increasing the risk that a Fund may be required to reinvest redemption or call proceeds during a period of relatively low interest rates.

The credit ratings issued by NRSROs are subject to various limitations. For example, while such ratings evaluate credit risk, they ordinarily do not evaluate the market risk of Medium-Grade Securities. In certain circumstances, the ratings may not reflect in a timely fashion adverse developments affecting an issuer.

After purchase, a security may cease to be rated or its rating may be reduced below the minimum required for purchase by a Fund. Neither event will require a sale of such security. However, Five Points, OakBrook and Dimensional will consider such event in its determination of whether a Fund should continue to hold the security. A security which has had its rating downgraded or revoked may be subject to greater risk to principal and income, and often involve greater volatility of price, than securities in the higher rating categories. Such securities are also subject to greater credit risks (including, without limitation, the possibility of default by or bankruptcy of the issuers of such securities) than securities in higher rating categories.

These securities are considered speculative and involve greater risk of loss than investment grade debt securities. Other terms commonly used to describe such securities include "lower rated bonds," "noninvestment grade bonds" and "junk bonds."

Foreign Investments. The Funds may invest in foreign securities, and the International Equity Fund will focus its investments in such securities. Investment in foreign securities is subject to special investment risks that differ in some respects from those related to investments in securities of U.S. domestic issuers. Such risks include political, social or economic instability in the country of the issuer, the difficulty of predicting international trade patterns, expropriation, and nationalization of assets. Such securities may be subject to greater fluctuations in price than securities issued by U.S. corporations or issued or guaranteed by the U.S. Government, its agencies or instrumentalities. In addition, there may be less publicly available information about a foreign company than about a U.S. domiciled company. Foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to U.S. domestic companies. In addition, diplomatic developments could also affect the value of a Fund's investments. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

Additionally, the Funds may invest in countries with emerging economies. Political and economic structures in many of these countries may be undergoing significant evolution and rapid development, and these countries may lack the social, political and economic stability characteristics of more developed countries. Some of these countries may have in the past failed to recognize private property rights and have at time nationalized or expropriated the assets of private companies. As a result, the risks described above, including the risks of nationalization or expropriation of assets, may be heightened. In addition, unanticipated political or social developments may affect the value of investments in issues located in these countries. There may be little financial or accounting information available with respect to issuers located in certain emerging market countries, and it may be difficult as a result to assess the value or prospects of an investment in such issuers.

In many instances, foreign debt securities may provide higher yields than securities of domestic issuers which have similar maturities and quality. Under certain market conditions these investments may be less liquid than the securities of U.S. corporations and are certainly less liquid than securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities. Finally, in the event of a default of any such foreign debt obligations, it may be more difficult to obtain or to enforce a judgment against the issuers of such securities.

If a security is denominated in foreign currency, the value of the security to a Fund will be affected by changes in currency exchange rates and in exchange control regulations. Such changes also may affect the income and distributions to Shareholders of a Fund. A change in the value of any foreign currency against the U.S. dollar will result in a corresponding change in the U.S. dollar value of securities denominated in that currency. Currency risks generally increase in lesser developed markets. Exchange rate movements can be large and can endure for extended periods of time, affecting either favorably or unfavorably the value of a Fund's assets. The value of the assets of a Fund as measured in U.S. dollars may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations.

For many foreign securities, U.S. dollar denominated American Depositary Receipts ("ADRs"), which are traded in the United States on exchanges or over-the-counter, are issued by domestic banks and trust companies. ADRs represent the right to receive securities of foreign issuers deposited in a domestic bank or a correspondent bank. ADRs do not eliminate all the risk inherent in investing in the securities of foreign issuers' stock. However, by investing in ADRs rather than directly in foreign issuers' stock, a Fund can avoid currency risks during the settlement period for either purchase or sales.

In general, there is a large, liquid market in the United States for many ADRs. The information available for ADRs is subject to the accounting, auditing and financial reporting standards of the domestic market or exchange on which they are traded, which standards are more uniform and more exacting than those to which many foreign issuers may be subject. Certain ADRs, typically those denominated as unsponsored, require the holders thereof to bear most of the costs of such facilities, while issuers of sponsored facilities normally pay more of the costs thereof. The depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited securities or to pass through the voting rights to facility holders with respect to the deposited securities, whereas the depository of a sponsored facility typically distributes shareholder communications and passes through the voting rights. The Funds may invest in both sponsored and unsponsored ADRs.

Securities of Foreign Governments and Supranational Organizations. The Funds may invest in U.S. dollar - denominated debt securities issued by foreign governments, their political subdivisions, governmental authorities, agencies and instrumentalities and supranational organizations. A supranational organization is an entity designated or supported by the national government of one or more countries to promote economic reconstruction or development. Examples of supranational organizations include, among others, the International Bank for Reconstruction and Development (World Bank), the European Economic Community, the European Coal and Steel Community, the European Investment Bank, the Inter- American Development Bank, the Asian Development Bank, and the African Development Bank. The Funds may also invest in "quasi-government securities" which are debt obligations issued by entities owned by either a national, state or equivalent government or are obligations of such a government jurisdiction which are not backed by its full faith and credit and general taxing powers.

Investing in foreign government and quasi-government securities involves considerations and possible risks not typically associated with investing in obligations issued by the U.S. Government. The values of foreign investments are affected by changes in governmental administration or economic or monetary policy (in the U.S. or other countries) or changed circumstances in dealings between countries. In addition, investments in foreign countries could be affected by other factors not present in the United States, as discussed above in "Foreign Investments."

Funding Agreements. The Funds may purchase funding agreements, under which a Fund invests an amount of cash with an insurance company and the insurance company credits such investment on a monthly basis with guaranteed interest which is based on an index. These agreements provide that the guaranteed interest will not be less than a certain minimum rate. These agreements also provide for adjustment of the interest rate monthly and are considered variable rate instruments.

U.S. Government Obligations. The Funds may invest in obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities, including bills, notes and bonds issued by the U.S. Treasury, as well as "stripped" U.S. Treasury obligations such as Treasury Receipts issued by the U.S. Treasury representing either future interest or principal payments. Stripped securities are issued at a discount to their "face value," and may exhibit greater price volatility than ordinary debt securities because of the manner in which their principal and interest are returned to investors. The stripped Treasury obligations in which a Fund may invest do not include Certificates of Accrual on Treasury Securities ("CATS") or Treasury Income Growth Receipts ("TIGRs").

Obligations of certain agencies and instrumentalities of the U.S. Government, such as the Government National Mortgage Association ("GNMA"), are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Fannie Mae ("FNMA"), are supported by the right of the issuer to borrow from the Treasury; others, such as those of the Student Loan Marketing Association ("SLMA"), are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others, such as those of the Federal Farm Credit Bureau or the Federal Home Loan Mortgage Corporation ("FHLMC"), are supported only by the credit of the instrumentality. No assurance can be given that the U.S. Government would provide financial support to U.S. Government-sponsored agencies or instrumentalities if it is not obligated to do so by law.

The Funds may also invest in "zero coupon" U.S. Government securities. These securities tend to be more volatile than other types of U.S. Government securities. Zero coupon securities are debt instruments that do not pay current interest and are typically sold at prices greatly discounted from par value. The return on a zero coupon obligation, when held to maturity, equals the difference between the par value and the original purchase price.

Options. The Funds may purchase put and call options on securities and securities indices and may write (sell) covered put and call options.

A call option gives the purchaser the right to buy, and a writer has the obligation to sell, the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price or exchange rate of the security, as the case may be. The premium paid to the writer is consideration for undertaking the obligations under the option contract. A put option gives the purchaser the right to sell the underlying security at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price or exchange rate of the security, as the case may be. A call option is covered if a Fund owns the underlying security covered by the call or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration if the underlying security is held in a segregated account by its custodian) upon conversion or exchange of other securities held in its portfolio. A put option is covered if a Fund segregates cash or other liquid assets with a value equal to the exercise price with its custodian. Put and call options will be valued at the last sale price, or in the absence of such a price, at the mean between bid and asked price.

When a portfolio security or currency subject to a call option is sold, a Fund will effect a "closing purchase transaction"--the purchase of a call option on the same security or currency with the same exercise price and expiration date as the call option which a Fund previously has written. If a Fund is unable to effect a closing purchase transaction, it will not be able to sell the underlying security or currency until the option expires or the Fund delivers the underlying security or currency upon exercise. In addition, upon the exercise of a call option by the holder thereof, a Fund will forego the potential benefit represented by market appreciation over the exercise price.

When a Fund writes an option, an amount equal to the net premium (the premium less the commission) received by the Fund is included in the liability section of its statement of assets and liabilities as a deferred credit. The amount of the deferred credit will be subsequently marked-to-market to reflect the current value of the option written. The current value of the traded option is the last sale price or, in the absence of a sale, the average of the closing bid and asked prices. If an option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, it will realize a gain (or a loss if the cost of a closing purchase transaction exceeds the net premium received when the option is sold) and the deferred credit related to such option will be eliminated. If an option is exercised, a Fund may deliver the underlying security in the open market. In either event, the proceeds of the sale will be increased by the net premium originally received and the Fund will realize a gain or loss.

Covered call options must be listed on a national securities exchange and issued by the Options Clearing Corporation. The purpose of writing covered call options is to generate additional premium income for a Fund. This premium income will serve to enhance a Fund's total return and will reduce the effect of any price decline of the security involved in the option. Covered call options will generally be written on securities which are not expected to make any major price moves in the near future but which, over the long term, are deemed to be attractive investments for a Fund.

Once the decision to write a call option has been made, AmSouth or a Sub-Adviser, in determining whether a particular call option should be written on a particular security, will consider the reasonableness of the anticipated premium and the likelihood that a liquid secondary market will exist for those options. Closing transactions will be effected in order to realize a profit on an outstanding call option, to prevent an underlying security from being called, or to permit a sale of the underlying security. Furthermore, effecting a closing transaction will permit a Fund to write another call option on the underlying security with either a different exercise price or expiration date or both. If a Fund desires to sell a particular security from its portfolio on which it has written a call option, it will seek to effect a closing transaction prior to, or concurrently with, the sale of the security. There is, of course, no assurance that a Fund will be able to effect such closing transactions at a favorable price. If a Fund cannot enter into such a transaction, it may be required to hold a security that it might otherwise have sold, in which case it would continue to be at market risk on the security. This could result in higher transaction costs. The Funds will pay transaction costs in connection with the writing of options to close out previously written options. Such transaction costs are normally higher than those applicable to purchases and sales of portfolio securities.

Exercise prices of options may be below, equal to, or above the current market values of the underlying securities at the time the options are written. From time to time, a Fund may purchase an underlying security for delivery in accordance with an exercise notice of a call option assigned to it, rather than delivering such security from its portfolio. In such cases, additional costs will be incurred. A Fund will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more than the premium received from the writing of the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by a Fund.

Where a Fund may purchase put options, that Fund is purchasing the right to sell a specified security (or securities) within a specified period of time at a specified exercise price. Puts may be acquired to facilitate the liquidity of the portfolio assets. Puts may also be used to facilitate the reinvestment of assets at a rate of return more favorable than that of the underlying security. A Fund may sell, transfer, or assign a put only in conjunction with the sale, transfer, or assignment of the underlying security or securities. The amount payable to a Fund upon its exercise of a "put" is normally (i) the Fund's acquisition cost of the securities subject to the put (excluding any accrued interest which the Fund paid on the acquisition), less any amortized market premium or plus any accreted market or original issue discount during the period the Fund owned the securities, plus (ii) all interest accrued on the securities since the last interest payment date during that period. A Fund generally will acquire puts only where the puts are available without the payment of any direct or indirect consideration. However, if necessary or advisable, a Fund may pay for puts either separately in cash or by paying higher price for portfolio securities which are acquired subject to the puts (thus reducing the yield to maturity otherwise available for the same securities).

Index options (or options on securities indices) are similar in many respects to options on securities, except that an index option gives the holder the right to receive, upon exercise, cash instead of securities, if the closing level of the securities index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option.

Because index options are settled in cash, a call writer cannot determine the amount of its settlement obligations in advance and, unlike call writing on specific securities, cannot provide in advance for, or cover, its potential settlement obligations by acquiring and holding the underlying securities. A Fund will segregate assets or otherwise cover index options that would require it to pay cash upon exercise.

A principal reason for writing put and call options is to attempt to realize, through the receipt of premiums, a greater current return than would be realized on the underlying securities alone. In return for the premium received for a call option, a Fund foregoes the opportunity for profit from a price increase in the underlying security above the exercise price so long as the option remains open, but retains the risk of loss should the price of the security decline. In return for the premium received for a put option, a Fund assumes the risk that the price of the underlying security will decline below the exercise price, in which case the put would be exercised and the Fund would suffer a loss. A Fund may purchase put options in an effort to protect the value of a security it owns against a possible decline in market value.

Forward Commitments, When-Issued and Delayed-Delivery Securities. The Funds may purchase securities on a "when-issued" or "delayed-delivery" basis (i.e., for delivery beyond the normal settlement date at a stated price and yield). In addition, a Fund may purchase and sell securities on a "forward commitment" basis. The Funds will engage in when-issued and delayed-delivery transactions only for the purpose of acquiring portfolio securities consistent with its investment objective and policies, not for investment leverage. When-issued securities involve a risk that the yield obtained in the transaction will be less than that available in the market when delivery takes place. The Funds will not pay for such securities or start earning interest on them until they are received.

When a Fund agrees to purchase securities on a "when-issued" or "delayed-delivery" basis, its custodian will segregate cash or liquid securities equal to the amount of the commitment. Normally, the custodian will set aside securities to satisfy the purchase commitment, and in such a case, a Fund may be required subsequently to segregate additional assets in order to assure that the value of the segregated assets remains equal to the amount of its commitment. It may be expected that a Fund investing in securities on a when-issued or delayed delivery basis, net assets will fluctuate to a greater degree when it sets aside securities to cover such purchase commitments than when it sets aside cash. In addition, because a Fund will set aside cash or liquid securities to satisfy its purchase commitments in the manner described above, its liquidity and the ability of its investment adviser to manage it might be affected in the event its commitments to purchase "when-issued" or "delayed-delivery" securities ever exceeded 25% of the value of its assets. Under normal market conditions, however, a Fund's commitment to purchase "when-issued" or "delayed-delivery" securities will not exceed 25% of the value of the Fund's total assets.

When a Fund engages in "when-issued" or "delayed-delivery" transactions, it relies on the seller to consummate the trade. Failure of the seller to do so may result in a Fund incurring a loss or missing the opportunity to obtain a price or yield considered to be advantageous.

Mortgage-Related and Asset-Backed Securities. Investments in these and other derivative securities will not be made for purposes of leverage or speculation, but rather primarily for conventional investment or hedging purposes, liquidity, flexibility and to capitalize on market inefficiencies. A Fund may, consistent with its investment objective and policies, invest in mortgage-related securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities. In addition, each Fund may invest in mortgage-related securities issued by nongovernmental entities, provided, however, that to the extent that a Fund purchases mortgage-related securities from such issuers which may, solely for purposes of the 1940 Act, be deemed to be investment companies, the Fund's investment in such securities will be subject to the limitations on its investment in investment company securities.

Mortgage-related securities in which a Fund may invest represent pools of mortgage loans assembled for sale to investors by various governmental agencies such as GNMA and government-related organizations such as FNMA and FHLMC, as well as by nongovernmental issuers such as commercial banks, savings and loan institutions, mortgage bankers and private mortgage insurance companies. Although certain mortgage-related securities are guaranteed by a third party or otherwise similarly secured, the market value of the security, which may fluctuate, is not so secured. If a Fund purchases a mortgage-related security at a premium, that portion may be lost if there is a decline in the market value of the security whether resulting from changes in interest rates or prepayments in the underlying mortgage collateral. As with other interest-bearing securities, the prices of such securities are inversely affected by changes in interest rates. However, though the value of a mortgage-related security may decline when interest rates rise, the converse is not necessarily true, since in periods of declining interest rates the mortgages underlying the securities are prone to prepayment, thereby shortening the average life of the security and shortening the period of time over which income at the higher rate is received. When interest rates are rising, though, the rate of prepayment tends to decrease, thereby lengthening the period of time over which income at the lower rate is received. For these and other reasons, a mortgage-related security's average maturity may be shortened or lengthened as a result of interest rate fluctuations and, therefore, it is not possible to predict accurately the security's return. In addition, regular payments received in respect of mortgage-related securities include both interest and principal. No assurance can be given as to the return a Fund will receive when these amounts are reinvested.

There are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage related securities and among the securities that they issue. Mortgage-related securities issued by GNMA include GNMA Mortgage Pass-Through Certificates (also known as "Ginnie Maes") which are guaranteed as to the timely payment of principal and interest by GNMA and such guarantee is backed by the full faith and credit of the United States. GNMA is a wholly-owned U.S. Government corporation within the Department of Housing and Urban Development. GNMA certificates also are supported by the authority of GNMA to borrow funds from the U.S. Treasury to make payments under its guarantee. Mortgage-related securities issued by FNMA include FNMA Guaranteed Mortgage Pass-Through Certificates (also known as "Fannie Maes") which are solely the obligations of FNMA and are not backed by or entitled to the full faith and credit of the United States. FNMA is a government-sponsored organization owned entirely by private stockholders. Fannie Maes are guaranteed as to the timely payment of the principal and interest by FNMA. Mortgage-related securities issued by FHLMC include FHLMC Mortgage Participation Certificates (also known as "Freddie Macs" or "Pcs"). FHLMC is a corporate instrumentality of the United States, created pursuant to an Act of Congress, which is owned entirely by Federal Home Loan Banks. Freddie Macs are not guaranteed by the United States or by any Federal Home Loan Banks and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank. Freddie Macs entitle the holder to the timely payment of interest, which is guaranteed by FHLMC. FHLMC guarantees either ultimate collection or the timely payment of all principal payments on the underlying mortgage loans. When FHLMC does not guarantee timely payment of principal, FHLMC may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.

The Funds may invest in Collateralized Mortgage Obligations ("CMOs"). CMOs may include stripped mortgage securities. Such securities are derivative multi-class mortgage securities issued by agencies or instrumentalities of the U.S. Government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing. Stripped mortgage securities are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of stripped mortgage security will have one class receiving all of the interest from the mortgage assets (the interest-only or "IO" class), while the other class will receive all of the principal (the principal-only or "PO" class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on the securities' yield to maturity. Generally, the market value of the PO class is unusually volatile in response to changes in interest rates. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Fund may fail to fully recoup its initial investment in these securities even if the security is rated in the highest rating category.

Like mortgages underlying mortgage-backed securities, automobile sales contracts or credit card receivables underlying asset-backed securities are subject to prepayment, which may reduce the overall return to certificate holders.
Nevertheless, principal prepayment rates tend not to vary much with interest rates, and the short-term nature of the underlying car loans or other receivables tends to dampen the impact of any change in the prepayment level. Certificate holders may also experience delays in prepayment on the certificates if the full amounts due on underlying sales contracts or receivables are not realized because of unanticipated legal or administrative costs of enforcing the contracts or because of depreciation or damage to the collateral (usually automobiles) securing certain contracts, or other factors. In certain market conditions, asset-backed securities may experience volatile fluctuations in value and periods of illiquidity. If consistent with its investment objective and policies, a Fund may invest in other asset-backed securities that may be developed in the future.

Illiquid and Restricted  Securities.  "Section 4(2)  securities"  are securities which are issued in reliance on the "private placement" exemption from registration which is afforded by Section 4(2) of the 1933 Act. The Funds will not purchase Section 4(2) securities which have not been determined to be liquid in excess of 15% of its net assets. Section 4(2) securities are restricted as to disposition under the federal securities laws, and generally are sold to institutional investors such as the Funds which agree that they are purchasing the securities for investment and not with a view to public distribution. Any resale must also generally be made in an exempt transaction. Section 4(2) securities are normally resold to other institutional investors through or with the assistance of the issuer or investment dealers who make a market in such
Section 4(2) securities, thus providing liquidity. Rule 144A, a rule promulgated under Section 4(2) of the 1933 Act, provides a safe-harbor exemption from the registration requirements of the 1933 Act for resales to "qualified institutional buyers" as defined in Rule 144A. With the exception of registered broker-dealers, a qualified institutional buyer must generally own and invest on a discretionary basis at least $100 million in securities.

AmSouth or a Sub-Adviser may deem Section 4(2) securities liquid if it believes that, based on the trading markets for such security, such security can be disposed of within seven days in the ordinary course of business at approximately the amount at which a Fund has valued the security. In making such determination, the following factors, among others, may be deemed relevant: (i) the credit quality of the issuer; (ii) the frequency of trades and quotes for the security; (iii) the number of dealers willing to purchase or sell the security and the number of other potential purchasers; (iv) dealer undertakings to make a market in the security; and (v) the nature of the security and the nature of market-place trades.

Treatment of Section 4(2) securities as liquid could have the effect of decreasing the level of a Fund's liquidity to the extent that qualified institutional buyers become, for a time, uninterested in purchasing these securities.

Investment Companies. The Funds may invest in securities issued by other investment companies, including, but not limited to, money market investment companies, within the limits prescribed by the 1940 Act. As a shareholder of another investment company, a Fund would bear, along with other shareholders, its pro rata portion of the expenses of such other investment company, including advisory fees. These expenses would be in addition to the advisory and other expenses that a Fund bears directly in connection with its own operations, and may represent a duplication of fees to Shareholders of a Fund.

Lending of Portfolio Securities. The Funds from time to time, may lend portfolio securities to broker-dealers, banks or institutional borrowers of securities. The Funds must receive at least 100% collateral, in the form of cash or U.S. Government securities, or other collateral. This collateral must be valued daily, and should the market value of the loaned securities increase, the borrower must furnish additional collateral to the lender. During the time portfolio securities are on loan, the borrower pays the lender any dividends or interest paid on such securities. Loans are subject to termination by the lender or the borrower at any time. While a Fund does not have the right to vote securities on loan, each intends to terminate the loan and regain the right to vote if that is considered important with respect to the investment. In the event the borrower defaults on its obligation to a Fund, it could experience delays in recovering its securities and possible capital losses. The Funds will only enter into loan arrangements with broker-dealers, banks or other institutions determined to be creditworthy under guidelines established by the Board of Trustees.

Convertible  Securities.   The  Funds  may  invest  in  convertible  securities.
Convertible securities are fixed income securities that may be exchanged or converted into a predetermined number of the issuer's underlying common stock at the option of the holder during a specified time period. Convertible securities may take the form of convertible preferred stock, convertible bonds or debentures, units consisting of "usable" bonds and warrants or a combination of the features of several of these securities. The Funds will invest in convertible securities that are rated "BBB" by S&P and "Baa" by Moody's, or higher, at the time of investment, or if unrated, are of comparable quality.

Convertible bonds and convertible preferred stocks are fixed income securities that generally retain the investment characteristics of fixed income securities until they have been converted but also react to movements in the underlying equity securities. The holder is entitled to receive the fixed income of a bond or the dividend preference of a preferred stock until the holder elects to exercise the conversion privilege. Usable bonds are corporate bonds that can be used in whole or in part, customarily at full face value, in lieu of cash to purchase the issuer's common stock.

When owned as part of a unit along with warrants, which are options to buy the common stock, they function as convertible bonds, except that the warrants generally will expire before the bond's maturity. Convertible securities are senior to equity securities, and, therefore, have a claim to assets of the corporation prior to the holders of common stock in the case of liquidation. However, convertible securities are generally subordinated to similar non-convertible securities of the same company. The interest income and dividends from convertible bonds and preferred stocks provide a stream of income with generally higher yields than common stocks, but lower than non-convertible securities of similar quality.

A Fund will exchange or convert the convertible securities held in its portfolio into shares of the underlying common stock in instances in which, in the opinion of AmSouth or a sub-adviser, the investment characteristics of the underlying common shares will assist the Fund in achieving its investment objective. Otherwise, a Fund will hold or trade the convertible securities. In selecting convertible securities for the Funds, AmSouth or a sub-adviser evaluate the investment characteristics of the convertible security as a fixed income instrument, and the investment potential of the underlying equity security for capital appreciation. In evaluating these matters with respect to a particular convertible security, AmSouth or a sub-adviser may consider numerous factors, including the economic and political outlook, the value of the security relative to other investment alternatives, trends in the determinants of the issuer's profits, and the issuer's management capability and practices.

As with all fixed income securities, the market values of convertible securities tend to increase when interest rates decline and, conversely, tend to decline when interest rates increase.

Warrants. The Funds may purchase warrants and similar rights, which are privileges issued by corporations enabling the owners to subscribe to and purchase a specified number of shares of the corporation at a specified price during a specified period of time. The purchase of warrants involves the risk that a Fund could lose the purchase value of a warrant if the right to subscribe to additional shares is not exercised prior to the warrant's expiration. Also, the purchase of warrants involves the risk that the effective price paid for the warrant added to the subscription price of the related security may exceed the value of the subscribed security's market price such as when there is no movement in the level of the underlying security.

Repurchase Agreements. Securities held by the Funds may be subject to repurchase agreements. Under the terms of a repurchase agreement, a Fund would acquire securities from member banks of the Federal Deposit Insurance Corporation and registered broker-dealers that AmSouth or a sub-adviser deem creditworthy under guidelines approved by the Board of Trustees, subject to the seller's agreement to repurchase such securities at a mutually agreed-upon date and price, which includes interest negotiated on the basis of current short-term rates. The seller under a repurchase agreement will be required to maintain at all times the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). If the seller were to default on its repurchase obligation or become insolvent, the Fund would suffer a loss to the extent that the proceeds from a sale of the underlying portfolio securities were less than the repurchase price under the agreement. Securities subject to repurchase agreements will be held by the Fund's custodian or another qualified custodian, as appropriate, or in the Federal Reserve/Treasury book-entry system.

Reverse Repurchase Agreements. The Funds may also enter into reverse repurchase agreements in accordance with applicable investment restrictions. Pursuant to such reverse repurchase agreements, a Fund would sell certain of its securities to financial institutions such as banks and broker-dealers, and agree to repurchase them at a mutually agreed upon date and price. At the time a Fund enters into a reverse repurchase agreement, it will segregate assets such as U.S. Government securities or other liquid securities consistent with its investment restrictions having a value equal to the repurchase price (including accrued interest), and will subsequently continually monitor the segregated assets to ensure that such equivalent value is maintained at all times. Reverse repurchase agreements involve the risk that the market value of securities to be purchased by a Fund may decline below the price at which it is obligated to repurchase the securities, or that the other party may default on its obligation, so that a Fund is delayed or prevented from completing the transaction.

Futures Contracts and Options Thereon. The Funds may enter into contracts for the future delivery of securities and futures contracts based on a specific security, class of securities, interest rate, index, and may purchase or sell options on any such futures contracts and engage in related closing transactions. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index. Each Fund may engage in such futures transactions in an effort to hedge against market risks and to manage its cash position, but not for leveraging purposes. This investment technique is designed primarily to hedge against anticipated future changes in market conditions which otherwise might adversely affect the value of securities which these Funds hold or intend to purchase. For example, when interest rates are expected to rise or market values of portfolio securities are expected to fall, a Fund can seek through the sale of futures contracts to offset a decline in the value of its portfolio securities. When interest rates are expected to fall or market values are expected to rise, a Fund, through the purchase of such contracts, can attempt to secure better rates or prices than might later be available in the market when it effects anticipated purchases.

The acquisition of put and call options on futures contracts will, respectively, give a Fund the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period.

The value of a Fund's contracts may equal or exceed 100% of its total assets, although it will not purchase or sell a futures contract unless immediately following such sale or purchase the aggregate amount of margin deposits on its existing futures positions plus the amount of premiums paid for related futures options entered into for other than bona fide hedging purposes is 5% or less of the its net assets. Futures transactions will be limited to the extent necessary to maintain the qualification of these Funds as a regulated investment companies.

The Funds also may purchase and sell put and call options on futures contracts. An option on a futures contract gives the purchaser the right, but not the obligation, in return for the premium paid, to assume (in the case of a call) or sell (in the case of a put) a position in a specified underlying futures contract (which position may be a long or short position) a specified exercise price at any time during the option exercise period. Sellers of options on futures contracts, like buyers and sellers of futures contracts, make an initial margin deposit and are subject to calls for variation margin.

Futures transactions involve brokerage costs and require a Fund to segregate liquid assets, such as cash, U.S. Government securities or other liquid securities to cover its obligation under such contracts. There is a possibility that a Fund may lose the expected benefit of futures transactions if interest rates or securities prices move in an unanticipated manner. Such unanticipated changes may also result in poorer overall performance than if a Fund had not entered into any futures transactions. In addition, the value of futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities, limiting the Fund's ability to hedge effectively against interest rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions.

Regulatory Restrictions. As required by the Securities and Exchange Commission, when purchasing or selling a futures contract or writing a put or call option, a Fund will segregate cash or liquid securities equal to the value of such contracts.

To the extent required to comply with Commodity Futures Trading Commission Regulation 4.5 and thereby avoid being classified as a "commodity pool operator," a Fund will not enter into a futures contract or purchase an option thereon if immediately thereafter the initial margin deposits for futures contracts held by the Fund plus premiums paid by it for open options on futures would exceed 5% of such Fund's total assets. A Fund will not engage in transactions in financial futures contracts or options thereon for speculation, but only to attempt to hedge against changes in market conditions affecting the values of securities which a Fund holds or intends to purchase. When futures contracts or options thereon are purchased to protect against a price increase on securities intended to be purchased later, it is anticipated that at least 25% of such intended purchases will be completed. When other futures contracts or options thereon are purchased, the underlying value of such contracts will at all times not exceed the sum of: (1) accrued profit on such contracts held by the broker; (2) cash or high quality money market instruments set aside in an identifiable manner; and (3) cash proceeds from investments due in 30 days.

                             INVESTMENT RESTRICTIONS

The following investment restrictions may be changed with respect to a particular Fund only by a vote of a majority of the outstanding Shares of that Fund (as defined under "ADDITIONAL INFORMATION -- Vote of a Majority of the Outstanding Shares" in this SAI).

The Funds will not:

     1. Purchase any securities which would cause more than 25% of the value of the Fund's total assets at the time of purchase to be invested in securities of one or more issuers conducting their principal business activities in the same industry, provided that: (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities and repurchase agreements secured by obligations of the U.S. Government or its agencies or instrumentalities; (b) wholly owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents; and (c) utilities will be divided according to their services. For example, gas, gas transmission, electric and gas, electric and telephone will each be considered a separate industry;

     2. Borrow money or issue senior securities, except as permitted under the Investment Company Act of 1940, as amended, and as interpreted, modified or otherwise permitted by regulatory authority having jurisdiction from time to time;

     3. Make loans, except as permitted under the Investment Company Act of 1940, as amended, and as interpreted, modified or otherwise permitted by regulatory authority having jurisdiction from time to time;

     4. Underwrite securities issued by other persons, except to the extent that a Fund may be deemed to be an underwriter under certain securities laws in the disposition of "restricted securities";

     5. Purchase or sell commodities or commodities contracts, except to the extent disclosed in the current Prospectus and/or SAI of the Fund; and

     6. Purchase or sell real estate (although investments in marketable securities of companies engaged in such activities and securities secured by real estate or interests therein are not prohibited by this restriction).

The following additional investment restriction is not a fundamental policy and therefore may be changed without the vote of a majority of the outstanding
Shares of a Fund. Except as provided in the fundamental policies described above, the Funds may not:

     1. Purchase or otherwise acquire any securities if, as a result, more than 15% of a Fund's net assets would be invested in securities that are illiquid.

If any percentage restriction described above is satisfied at the time of purchase, a later increase or decrease in such percentage resulting from a change in net asset value will not constitute a violation of such restriction. However, should a change in net asset value or other external events cause a Fund's investments in illiquid securities to exceed the limitation set forth in such Fund's Prospectus, that Fund will act to cause the aggregate amount of illiquid securities to come within such limit as soon as reasonably practicable. In such an event, however, that Fund would not be required to liquidate any portfolio securities where the Fund would suffer a loss on the sale of such securities.

Portfolio Turnover

Changes may be made in a Fund's portfolio consistent with the investment objective and policies of the Fund whenever such changes are believed to be in the best interests of the Fund and its Shareholders, and each Fund will be managed without regard to its portfolio turnover rate. The portfolio turnover rate for the Funds may vary greatly from year to year as well as within a particular year, and may be affected by cash requirements for redemptions of Shares. High portfolio turnover rates will generally result in higher transaction costs to a Fund, including brokerage commissions.

The portfolio turnover rate for each Fund is calculated by dividing the lesser of a Fund's purchases or sales of portfolio securities for the year by the monthly average value of the securities. The Securities and Exchange Commission requires that the calculation exclude all securities whose remaining maturities at the time of acquisition are one year or less.

                                 NET ASSET VALUE

The net asset value of each Fund is determined and the Shares of each Fund are priced on each Business Day of the Trust (other than a day on which there are insufficient changes in the value of a Fund's portfolio securities to materially affect the Fund's net asset value or a day on which no Shares of the Fund are tendered for redemption and no order to purchase any Shares is received). A "Business Day" is a day on which the New York Stock Exchange, Inc. ("NYSE") is open for trading. Currently, the NYSE is closed on the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving, and Christmas.

Valuation of the Funds

Portfolio securities, the principal market for which is a securities exchange, generally will be valued at the closing sales price on that exchange on the day of computation, or, if there have been no sales during such day, at the latest bid quotation. Portfolio securities, the principal market for which is not a securities exchange, generally will be valued at their latest bid quotation in such principal market. If no such bid price is readily available, then such securities will be valued in good faith at their respective fair market values using methods determined by or under the supervision of the Board of Trustees. Foreign securities generally are valued based on quotations from the primary market in which they are traded and are translated from the local currency into U.S. dollars using current exchange rates. The value of foreign securities may be affected significantly on a day that the NYSE is closed and an investor is not able to purchase or redeem shares. Shares of investment companies are valued on the basis of their net asset values, subject to any applicable sales charge. Portfolio securities with a remaining maturity of 60 days or less will be valued either at amortized cost or original cost plus accrued interest, which approximates current value.

All other assets and securities, including securities for which market quotations are not readily available, will be valued at their fair market value as determined in good faith under the general supervision of the Board of Trustees. If a significant market event impacting the value of a portfolio security occurs subsequent to the close of trading in the security, but prior to the calculation of a Fund's net asset value per share, market quotations for that security may not be readily available. If the impact of such a significant market event materially affects the net asset value per share of a Fund, an affected portfolio security will be valued at fair market value as determined in good faith under the general supervision of the Board of Trustees.

                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

The Shares of the Funds are sold on a continuous basis by the Fund's distributor, and the distributor has agreed to use appropriate efforts to solicit all purchase orders. The public offering price of Shares of the Funds is their net asset value per Share.

The Trust may suspend the right of redemption or postpone the date of payment for Shares during any period when (a) trading on the NYSE is restricted by applicable rules and regulations of the Securities and Exchange Commission, (b) the NYSE is closed for other than customary weekend and holiday closings, (c) the Securities and Exchange Commission has by order permitted such suspension, or (d) an emergency exists as a result of which (i) disposal by the Trust of securities owned by it is not reasonably practical or (ii) it is not reasonably practical for the Trust to determine the fair market value of its net assets.

Shares may be redeemed without charge on any day that net asset value is calculated. All redemption orders are effected at the net asset value per Share next determined after receipt by the distributor (or other agent of a Fund) of a redemption request. Payment for Shares redeemed normally will be made within seven days.

The Trust intends to pay cash for all Shares redeemed, but under conditions which make payment in cash unwise, such as large-scale redemptions or market illiquidity, payment may be made wholly or partly in portfolio securities at their then market value equal to the redemption price. In such cases, a Shareholder may incur brokerage costs in converting such securities to cash.

Variable Contract Owners do not deal directly with the Funds to purchase, redeem, or exchange Shares, and Variable Contract Owners should refer to the prospectus for the applicable Separate Account for information on the allocation of premiums and on transfers of accumulated value among sub-accounts of the pertinent Separate Account that invests in the Funds.

Each Fund reserves the right to discontinue offering Shares at any time. In the event that a Fund ceases offering its Shares, any investments allocated to the Fund will, subject to any necessary regulatory approvals, be invested in another portfolio of the Trust deemed appropriate by the Trustees.

                             MANAGEMENT OF THE TRUST

Management Information

The names of the Trustees, their addresses, ages, positions, principal occupation(s) during the past five years, number of portfolios in the fund complex overseen, and other directorships held by each Trustee and executive officer who is an "interested person" (as defined in the 1940 Act) and each non-interested Trustee are set forth below:

Trustees

------------------------------------ -------------- ---------------- ------------------ -------------- -----------------------------
      Name, Address, and Age          Position(s)   Term of Office       Principal        Number of     Other Trusteeships Held by
                                       Held with     and Length of     Occupation(s)     Portfolios              Trustee
                                         Fund         Time Served      During Past 5       in Fund
                                                                           Years           Complex
                                                                                         Overseen by
                                                                                           Trustee
------------------------------------ -------------- ---------------- ------------------ -------------- -----------------------------
Non-Interested Trustees
------------------------------------ -------------- ---------------- ------------------ -------------- -----------------------------

James H. Woodward                    Trustee        Indefinite       Chancellor,        26             J.A. Jones, Inc.
University of North Carolina                        4/97 to present  University of
   at Charlotte                                                      North Carolina
9201 University City Blvd.                                           at
Charlotte, NC 28223                                                  Charlotte--7/89
Birthdate:  11/24/1939                                               to present
------------------------------------ -------------- ---------------- ------------------ -------------- -----------------------------
Michael Van Buskirk                  Trustee        Indefinite       Chief Executive    26             Coventry Corporation
3435 Stelzer Road                                   4/97 to present  Officer, Ohio
Columbus, Oh 43219                                                   Bankers Assoc.
Birthdate:  02/22/1947                                               (industry trade
                                                                     association)--
                                                                     5/91 to  present
------------------------------------ -------------- ---------------- ------------------ -------------- -----------------------------
Interested Trustees
------------------------------------ -------------- ---------------- ------------------ -------------- -----------------------------
Walter B. Grimm1                     Trustee        Indefinite       Employee of        26             1st Source Monogram Funds
3435 Stelzer Road                                   4/97 to present  BISYS Fund
Columbus, Oh 43219                                                   Services--6/92 to                 American Performance
Birthdate:  06/30/1945                                               present
                                                                                                       Brenton Mutual Funds

                                                                                                       Counter Bond Fund

                                                                                                       Kensington Funds

                                                                                                       Performance Funds Trust

                                                                                                       The Shelby Funds

                                                                                                       United American Cash
                                                                                                       Reserves

                                                                                                       UST of Boston
------------------------------------------------------------------------------------------------------------------------------------

-------------------
1 Mr. Grimm may be deemed to be an "interested person," as defined by the Investment Company Act of 1940, because of his employment with BISYS Fund Services.

Executive Officers

------------------------------- ---------------------------- ---------------------------- ----------------------------
    Name, Address, and Age      Position(s) Held with Trust   Term of Office and Length     Principal Occupation(s)
                                                                   of Time Served             During Past 5 Years
------------------------------- ---------------------------- ---------------------------- ----------------------------

Walter B. Grimm                 President and Chairman       Indefinite                   Employee of BISYS Fund
3435 Stelzer Road               of the Board                 4/97 to present              Services (6/92 to present)
Columbus, Oh 43219
Age:  56
------------------------------- ---------------------------- ---------------------------- ----------------------------
Charles L. Booth                Vice President and           Indefinite                   Employee of BISYS Fund
3435 Stelzer Road, Columbus,    Assistant Secretary          4/99 to present              Services (4/91 to present).
OH 43219
Age: 42
------------------------------- ---------------------------- ---------------------------- ----------------------------
Jeffrey Cusick                  Vice President               Indefinite                   Employee of BISYS Fund
3435 Stelzer Road, Columbus,                                 11/01 to present             Services (7/95 to present).
OH 43219
Age: 42
------------------------------- ---------------------------- ---------------------------- ----------------------------
Alaina Metz                     Secretary                    Indefinite                   Employee of BISYS Fund
3435 Stelzer Road, Columbus,                                 4/97 to present              Services (6/95 to present).
OH 43219
Age:  35
------------------------------- ---------------------------- ---------------------------- ----------------------------
Steven Pierce                   Treasurer                    Indefinite                   Employee of BISYS Fund
3435 Stelzer Road, Columbus,                                 8/01 to present              Services (4/99 to
OH 43219                                                                                  present); Manager of
Age:  36                                                                                  Investment Operations, CNA
                                                                                          Insurance (10/96 to 4/99).
------------------------------- ---------------------------- ---------------------------- ----------------------------
Nimish Bhatt                    Principal Financial and      Indefinite                   Employee of BISYS Fund
3435 Stelzer Road, Columbus,    Accounting Officer and       11/98 to present             Services (7/96 to
OH 43219                        Comptroller                                               present).
Age:  38
------------------------------- ---------------------------- ---------------------------- ----------------------------

Board of Trustees

Overall responsibility for management of the Trust rests with its Board of Trustees, who are elected by the Shareholders of the Trust. The Trustees elect the officers of the Trust to supervise actively its day-to-day operations.

Valuation Committee

The Board of Trustees has a Valuation Committee whose function is to monitor the valuation of portfolio securities and other investments and, as required by the Trust's valuation policies, when the Board is not in session it shall determine the fair value of portfolio holdings after consideration of all relevant factors, which determinations shall be reported to the full Board. The Valuation Committee currently consists of Messrs. Van Buskirk, Grimm, Pierce, and Ms. Metz. The Valuation Committee held no meetings during the last year.

Listed below for each Trustee is a dollar range of securities beneficially owned in the Funds together with the aggregate dollar range of equity securities in all registered investment companies overseen by each Trustee that are in the same family of investment companies as the Trust, as of December 31, 2001.

---------------------------------------- -------------------------------------- --------------------------------------
            Name of Trustee              Dollar Range of Equity Securities in     Aggregate Dollar Range of Equity
                                                       the Trust                    Securities in All Registered
                                                                                  Investment Companies Overseen by
                                                                                   Trustee in Family of Investment
                                                                                              Companies
---------------------------------------- -------------------------------------- --------------------------------------
James H. Woodward                                        none                                   none
---------------------------------------- -------------------------------------- --------------------------------------
Michael Van Buskirk                                      none                                   none
---------------------------------------- -------------------------------------- --------------------------------------
Walter B. Grimm                                          none                                   none
---------------------------------------- -------------------------------------- --------------------------------------

As of June 1, 2002, the Trustees and officers of the Trust, as a group, owned Variable Contracts that entitled them to give voting instructions with respect to less than one percent of the Shares of any portfolio of the Trust.

No non-interested Trustee (or an immediate family member thereof) had any direct or indirect interest, the value of which exceeds $60,000, in the Advisor, the principal underwriter of the Trust, or any entity controlling, controlled by or under common control with the Advisor or the principal underwriter of the Trust (no including registered investment companies). Set forth in the table below is information regarding each non-interested Trustee's (and his immediate family members') share ownership in securities of the Advisor, the principal underwriter of the Trust, and any entity controlling, controlled by or under common control with the Advisor or principal underwriter of the Trust (not including registered investment companies).

--------------------- ------------------ ------------------- ------------------ ------------------- ------------------
  Name of Trustee      Name of Owners         Company         Title of Class         Value of       Percent of Class
                             and                                                    Securities
                      Relationships to
                           Trustee
--------------------- ------------------ ------------------- ------------------ ------------------- ------------------
James H. Woodward     none               none                none               none                none
--------------------- ------------------ ------------------- ------------------ ------------------- ------------------
Michael Van Buskirk   none               none                none               none                none
--------------------- ------------------ ------------------- ------------------ ------------------- ------------------

No non-interested Trustee or immediate family member has during the two most recently completed calendar years had: (i) any material interest, direct or indirect, in any transaction or series of similar transactions, in which the amount involved exceeds $60,000; (ii) any securities interest in the principal underwriter of the Trust or the Advisor or their affiliates (other than the Trust); or (iii) any direct or indirect relationship of any nature, in which the amount involved exceeds $60,000, with:

     o    the Funds;

     o    an officer of the Funds;

     o an investment company, or person that would be an investment company but for the exclusions provided by sections 3(c)(1) and 3(c)(7) of the 1940 Act, having the same investment adviser or principal underwriter as the Funds or having an investment adviser or principal underwriter that directly or indirectly controls, is controlled by, or is under common control with the Advisor or principal underwriter of the Funds;

     o an officer of an investment company, or a person that would be an investment company but for the exclusions provided by sections 3(c)(1) and 3(c)(7) of the 1940 Act, having the same investment adviser or principal underwriter as the Funds or having an investment adviser or principal underwriter that directly or indirectly controls, is controlled by, or is under common control with the Advisor or principal underwriter of the Funds;

     o    the Advisor or principal underwriter of the Funds,

     o    an officer of the Advisor or principal underwriter of the Funds;

     o a person directly or indirectly controlling, controlled by, or under common control with the Advisor or principal underwriter of the Funds; or

     o an officer of a person directly or indirectly controlling, controlled by, or under common control with the Advisor or principal underwriter of the Funds.

Trustee Compensation

The Trust pays each Trustee who is not an employee of BISYS or its affiliates a retainer fee at the rate of $500 per calendar quarter, reasonable out-of-pocket expenses, $750 for each regular meeting of the Board of Trustees attended in person, and $250 for each regular meeting of the Board of Trustees attended by telephone. The Trust also pays each such Trustee $750 for each special meeting of the Board of Trustees attended in person, and $250 for each special meeting of the Board of Trustees attended by telephone. For the fiscal year ended December 31, 2001, the Trust paid the following compensation to the Trustees of the Trust:

---------------------------- ------------------- ----------------------- ---------------------- ----------------------
 Name of Person, Position        Aggregate       Pension or Retirement     Estimated Annual      Total Compensation
                             Compensation From    Benefits Accrued as        Benefits Upon       From Fund and Fund
                                    Fund             Part of Funds            Retirement          Complex** Paid to
                                                       Expenses*                                      Directors
---------------------------- ------------------- ----------------------- ---------------------- ----------------------
James H. Woodward,                 $4,000                 None                   None                  $4,000
Trustee
---------------------------- ------------------- ----------------------- ---------------------- ----------------------
Michael Van                        $4,000                 None                   None                  $4,000
Buskirk,         Trustee
---------------------------- ------------------- ----------------------- ---------------------- ----------------------
Walter B. Grimm, Trustee             $0                   None                   None                    $ 0
---------------------------- ------------------- ----------------------- ---------------------- ----------------------

* The Trust does not accrue pension or retirement benefits as part of Fund expenses, and Trustees of the Trust are not entitled to benefits upon retirement from the Board of Trustees.

** The Fund Complex consisted of the Trust, The BB&T Funds, AmSouth Funds, HSBC Mutual Funds Trust, HSBC Funds Trust, and the Fifth Third Funds.

The officers of the Trust receive no compensation directly from the Trust for performing the duties of their offices. BISYS Fund Services Ohio, Inc. receives fees from the Trust for providing certain administration, fund accounting and transfer agency services.

Investment Adviser

Subject to the general supervision of the Trust's Board of Trustees and in accordance with the Fund's investment objective and restrictions, investment advisory services are provided to each Fund by AmSouth Investment Management
Company, LLC ("AmSouth"), 1901 Sixth Avenue North, Birmingham, AL 35203, pursuant to an Investment Advisory Agreement dated September 16, 1997 (the "Investment Advisory Agreement"). AmSouth is the principal bank affiliate of AmSouth Bancorporation, one of the largest banking institutions headquartered in the mid-south region.

Under the Investment Advisory Agreement, AmSouth has agreed to provide, either directly or through one or more sub-advisers, investment advisory services for each of the Funds as described in the Prospectus and this SAI. For the services provided and expenses assumed pursuant to the Investment Advisory Agreement, each of the Funds is obligated to pay AmSouth a fee, computed daily and paid monthly, at the following annual rates, calculated as a percentage of the average daily net assets of such Fund: 0.70% for the AmSouth Large Cap Fund and 0.90% for the AmSouth Mid Cap Fund, 0.45% for the AmSouth Enhanced Market Fund, and 1.00% for the AmSouth International Equity Fund. For the period from December 29, 2000 (commencement of operations) through December 31, 2000, and for the fiscal year ended December 31, 2001, the Large Cap Fund incurred investment advisory fees equal to $287 and $37,213, respectively, of which $205 and $27,476, respectively, were waived or reimbursed by AmSouth. For the period from December 29, 2000 (commencement of operations) through December 31, 2000, and for the fiscal year ended December 31, 2001, the Mid Cap Fund incurred investment advisory fees equal to $369 and $39,138, respectively, of which $246 and $32,285, respectively, were waived or reimbursed by AmSouth. For the period from December 29, 2000 (commencement of operations) through December 31, 2000, and for the fiscal year ended December 31, 2001, the Enhanced Market Fund incurred investment advisory fees equal to $184 and $22,161, respectively, of which $123 and $23,870, respectively, were waived or reimbursed by AmSouth. For the period from December 29, 2000 (commencement of operations) through December 31, 2000, and for the fiscal year ended December 31, 2001, the International Equity Fund incurred investment advisory fees equal to $820 and $85,261, respectively, of which $280 and $78,266, respectively, were waived or reimbursed by AmSouth.

Unless sooner terminated, the Investment Advisory Agreement continues in effect as to a particular Fund for an initial term of up to two years, and thereafter for successive one-year periods if such continuance is approved at least annually by the Board of Trustees or by vote of a majority of the outstanding Shares of such Fund and a majority of the Trustees who are not parties to the Investment Advisory Agreement or interested persons (as defined in the 1940 Act) of any party to the Investment Advisory Agreement by votes cast in person at a meeting called for such purpose. The Investment Advisory Agreement is terminable as to a particular Fund at any time on 60 days' written notice without penalty by the Trustees, by vote of a majority of the outstanding Shares of that Fund, or by AmSouth. The Investment Advisory Agreement also terminates automatically in the event of any assignment, as defined in the 1940 Act.

The Investment Advisory Agreement provides that AmSouth shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the performance of its duties, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith, or gross negligence on the part of AmSouth or any sub-advisers in the performance of their duties, or from reckless disregard of their duties and obligations thereunder.

From time to time, advertisements, supplemental sales literature, and information furnished to present or prospective Shareholders of the Funds may include descriptions of AmSouth including, but not limited to, (i) descriptions of AmSouth's operations; (ii) descriptions of certain personnel and their functions; and (iii) statistics and rankings related to AmSouth's operations.

The Board of Trustees most recently approved the Investment Advisory Agreement and the investment sub-advisory agreement with Five Points with respect to the Large Cap Fund and the investment sub-advisory agreement with OakBrook with respect to the Enhanced Market Fund at a meeting held on February 13, 2002. The Board of Trustees most recently approved interim and longer-term sub-advisory agreements with OakBrook (with respect to the Mid Cap Fund) and Dimensional (with respect to the International Equity Fund) at a meeting held on June 18, 2002.

Through June 19, 2002, Bennett Lawrence Management, LLC ("Bennett Lawrence") served as investment sub-adviser with respect to the Mid Cap Fund and Lazard Asset Management ("Lazard") served as investment sub-adviser with respect to the International Equity Fund. At a meeting held on June 18, 2002, the Board of Trustees approved interim sub-advisory agreements with OakBrook and Dimensional pursuant to Rule 15a-4 under the 1940 Act. Rule 15a-4 permits OakBrook and Dimensional to provide sub-advisory services to the Mid Cap Fund and International Equity Fund, under interim agreements having a term of up to 150 days without shareholder approval. At the same meeting, the Board of Trustees approved long-term sub-advisory agreements with OakBrook and Dimensional which took effect following shareholder approval on [ ], 2002 .

In determining whether it was appropriate to approve the Investment Advisory Agreement and investment sub-advisory agreements (including the interim sub-advisory agreements), the Board of Trustees requested information, provided by AmSouth and the Sub-Advisers, that it believed to be reasonably necessary to reach its conclusion. The Board of Trustees carefully evaluated this information, and was advised by legal counsel with respect to its deliberations. Based on its review of the information requested and provided, the Board of Trustees determined that the Investment Advisory Agreement and each investment sub-advisory agreement is consistent with the best interests of each Fund to which it applies and its shareholders, and enables each Fund to receive high quality services at a cost that is appropriate, reasonable, and in the best interests of the Funds and their shareholders. The Board of Trustees made these determinations on the basis of the following considerations, among others:

     o The investment advisory fees payable to AmSouth and each Sub-Adviser under the Investment Advisory Agreement and each investment sub-advisory agreement are fair and reasonable in light of the services to be provided, the anticipated costs of these services, the profitability of AmSouth's and each Sub-Adviser's relationship with the Funds, and the comparability of the proposed fee to fees paid by comparable mutual funds;

     o The Investment Advisory Agreement and each investment sub-advisory agreement did not increase current investment advisory fees or overall operating expenses of each Fund to which it applies over historical fee and expense levels;

     o With respect to the Large Cap Fund and the Enhanced Market Fund, the continuity of each Fund's current portfolio manager and other persons responsible for management of the Fund, which should help ensure continuity of management and consistency of performance;

     o The nature, quality and extent of the investment advisory services expected to be provided by AmSouth and each Sub-Adviser, in light of the high quality services provided to the Funds in the past and the other mutual funds advised by AmSouth and each Sub-Adviser and the Funds' historic performance, including achievement of stated investment objectives;

     o    AmSouth's  and  each  Sub-Adviser's   representations   regarding  its
          staffing and capabilities to manage the Funds, including the retention of personnel with significant portfolio management experience;

     o AmSouth's and each Sub-Adviser's entrepreneurial commitment to the management and success of the Funds, which could entail a substantial commitment of resources to the successful operation of the Funds;

     o The overall high quality of the personnel, operations, financial condition, investment management capabilities, methodologies, and performance of AmSouth and each Sub-Adviser; and

     o OakBrook and Dimensional's compensation during the interim period was no greater than the compensation Bennett Lawrence and Lazard would have received under the prior sub-advisory agreements.

Accordingly, in light of the above considerations and such other factors and information it considered relevant, the Board of Trustees unanimously approved the Investment Advisory Agreement and each investment sub-advisory agreement.

Investment Sub-Advisers

Large Cap Fund

Subject to the general supervision of the Trust's Board of Trustees and in accordance with the Fund's investment objective and restrictions, investment sub-advisory services are provided to the AmSouth Large Cap Fund by Five Points Capital Advisors, Inc., 1901 Sixth Avenue North, Birmingham, Alabama, 35203, pursuant to a sub-advisory agreement with AmSouth dated November 14, 2001. Five Points is a separate, wholly-owned subsidiary of AmSouth Bank, which is a bank affiliate of AmSouth Bancorporation, the parent company of AmSouth.

Under the sub-advisory agreement with Five Points, Five Points has agreed to provide investment advisory services for the Fund as described in the Prospectus describing the Fund. For its services and expenses incurred under the sub-advisory agreement, Five Points is entitled to a fee payable by AmSouth. The fee is computed daily and paid monthly at an annual rate of 0.70% of the Fund's average daily net assets or such lower fee as may be agreed upon in writing by AmSouth and Five Points, provided that if AmSouth waives a portion of its investment advisory fee, Five Points has agreed that its sub-advisory fee shall not exceed 100% of AmSouth's net investment advisory fee. For the fiscal year ended through December 31, 2001, $8,714 was paid by AmSouth to Five Points in sub-advisory fees.

Mid Cap Fund

Subject to the general supervision of the Trust's Board of Trustees and in accordance with the Fund's investment objective and restrictions, investment sub-advisory services are provided to the AmSouth Mid Cap Fund by OakBrook, 701 Warrenville Road, Suite 335, Lisle, Illinois 60532, pursuant to an interim sub-advisory agreement with AmSouth dated June [ ], 2002. Effective, [ ], 2002, OakBrook will provide investment sub-advisory services pursuant to a longer-term sub-advisory agreement with AmSouth. For the services provided and expenses assumed under the sub-advisory agreements, OakBrook is entitled to a fee payable by AmSouth. The fee is computed daily and paid monthly at an annual rate of [ %] of the Fund's average daily net assets or such lower fee as is agreed upon in writing by AmSouth and OakBrook provided that if AmSouth waives a portion of its investment advisory fee, OakBrook has agreed that its sub-advisory fee shall not exceed [ ] of AmSouth's net investment advisory fee.

Prior to June 20, 2002, Bennett Lawrence provided investment advisory services for the Mid Cap Fund. For its services and expenses incurred under the sub-advisory agreement, Bennett Lawrence was entitled to a fee payable by AmSouth. The fee was computed daily and paid monthly at an annual rate of 0.54% of the Fund's average daily net assets or such lower fee as was agreed upon in writing by AmSouth and Bennett Lawrence, provided that if AmSouth waived a portion of its investment advisory fee, Bennett Lawrence had agreed that its sub-advisory fee shall not exceed 0.60% of AmSouth's net investment advisory fee. For the period from December 29, 2000 (commencement of operations) through December 31, 2000, and for the fiscal year ended December 31, 2001, $74 and $7,899, respectively, were paid by AmSouth to Bennett Lawrence in sub-advisory fees.

Enhanced Market Fund

Subject to the general supervision of the Trust's Board of Trustees and in accordance with the Fund's investment objective and restrictions, investment sub-advisory services are provided to the AmSouth Enhanced Market Fund by OakBrook, 701 Warrenville Road, Suite 335, Lisle, Illinois 60532, pursuant to a sub-advisory agreement with AmSouth.

Under the sub-advisory agreement with OakBrook, OakBrook has agreed to provide investment advisory services for the Fund as described in the Prospectus describing the Fund. For its services and expenses incurred under the sub-advisory agreement, OakBrook is entitled to a fee payable by AmSouth. The fee is computed daily and paid monthly at an annual rate of 0.315% of the Fund's average daily net assets or such lower fee as may be agreed upon in writing by AmSouth and OakBrook, provided that if AmSouth waives a portion of its investment advisory fee, OakBrook has agreed that its sub-advisory fee shall not exceed 0.70% of AmSouth's net investment advisory fee. For the period from December 29, 2000 (commencement of operations) through December 31, 2000, and for the fiscal year ended December 31, 2001, $43 and $5,209, respectively, were paid by AmSouth to OakBrook in sub-advisory fees.

International Equity Fund

Subject to the general supervision of the Trust's Board of Trustees and in accordance with the Fund's investment objective and restrictions, investment sub-advisory services are provided to the AmSouth International Equity Fund by Dimensional, 1299 Ocean Avenue, 11th Floor, Santa Monica, CA 90401 pursuant to an interim sub-advisory agreement with AmSouth dated June [ ], 2002. Effective, [ ], 2002, Dimensional will provide investment sub-advisory services pursuant to a longer-term sub-advisory agreement with AmSouth. For the services provided and expenses assumed under the sub-advisory agreements, Dimensional is entitled to a fee payable by AmSouth. The fee is computed daily and paid monthly at an annual rate of 0.40% of the Fund's average daily net assets or such lower fee as is agreed upon in writing by AmSouth and Dimensional.

Prior to June 20, 2002, Lazard provided investment advisory services for the International Equity Fund. For its services and expenses incurred under the sub-advisory agreement, Lazard was entitled to a fee payable by AmSouth. The fee was computed daily and paid monthly at an annual rate of 0.50% of the Fund's average daily net assets. For the period from December 29, 2000 (commencement of operations) through December 31, 2000, and for the fiscal year ended December 31, 2001, $411 and $43,020, respectively, were paid by AmSouth to Lazard in sub-advisory fees.

Unless sooner terminated, a sub-advisory agreement shall continue with respect to a Fund for an initial term of two years, and thereafter for successive one-year periods if such continuance is approved at least annually by the Board of Trustees of the Trust or by vote of the holders of a majority of the outstanding voting Shares of the Fund and a majority of the Trustees who are not parties to the agreement or interested persons (as defined in the 1940 Act) of any party to the agreement by vote cast in person at a meeting called for such purpose. A sub-advisory agreement may be terminated with respect to a Fund at any time without the payment of any penalty by the Board of Trustees of the Trust, by vote of the holders of a majority of the outstanding voting securities of the Fund, or by AmSouth or the applicable sub-adviser on 60 days' written notice. A sub-advisory agreement will also immediately terminate in the event of its assignment, as defined in the 1940 Act.

Each sub-advisory agreement provides that the sub-adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by AmSouth, the Trust or the Fund in connection with the performance of its duties, except that the sub-adviser shall be liable to AmSouth for a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the sub-adviser in the performance of its duties or from reckless disregard by it of its obligations or duties thereunder. From time to time, advertisements, supplemental sales literature and information furnished to present or prospective Variable Contract Owners may include descriptions of a sub-adviser including, but not limited to, (i) descriptions of the sub-advisers's operations; (ii) descriptions of certain personnel and their functions; and (iii) statistics and rankings relating to a sub-adviser's operations.

Portfolio Transactions

AmSouth and the sub-advisers determine, subject to the general supervision of the Board of Trustees and in accordance with each Fund's investment objective and restrictions, which securities are to be purchased and sold by a Fund, and which brokers or dealers are to be eligible to execute such Fund's portfolio transactions.

Purchases and sales of portfolio securities which are debt securities usually are principal transactions in which portfolio securities are normally purchased directly from the issuer or from an underwriter or market maker for the securities. Purchases from underwriters of portfolio securities generally include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers may include the spread between the bid and asked price. Transactions on stock exchanges involve the payment of negotiated brokerage commissions. Transactions in the over-the-counter market are generally principal transactions with dealers. With respect to the over-the-counter market, a Fund, where possible, will deal directly with dealers who make a market in the securities involved except in those circumstances where best execution is available elsewhere or through use of a broker.

Unless otherwise directed by the Board of Trustees, allocation of transactions, including their frequency, to various brokers and dealers is determined in good faith by AmSouth, Five Points, OakBrook or Dimensional in their best judgment and in a manner deemed fair and reasonable to Shareholders. In selecting a broker or dealer, AmSouth, Five Points, OakBrook or Dimensional may evaluate a wide range of criteria, including the commission rate or dealer mark-up, execution capability, the broker's/dealer's positioning and distribution capabilities, back office efficiency, ability to handle difficult trades, financial stability, reputation, prior performance, and, in the case of brokerage commissions, research. The primary consideration is the broker's ability to provide "best execution," which is the best overall qualitative execution of the Fund's brokerage transactions, so that the total costs or proceeds to the Funds are the most favorable under the circumstances. Subject to this consideration, brokers and dealers who provide supplemental investment research to AmSouth, Five Points, OakBrook or Dimensional or may receive orders for transactions on behalf of a Fund. Research may include brokers' analyses of specific securities, performance and technical statistics, and information databases. It may also include maintenance research, which is the information that keeps AmSouth, Five Points, OakBrook or Dimensional informed concerning overall economic, market, political and legal trends. Under some circumstances, AmSouth, Five Points, OakBrook or Dimensional's evaluation of research and other broker selection criteria may result in one or a few brokers executing a substantial percentage of a Fund's trades. This might occur, for example, where a broker can provide best execution at a cost that is reasonable in relation to its services and the broker offers unique or superior research facilities, special knowledge or expertise in a Fund's relevant markets, or access to proprietary information about companies that are a majority of a Fund's investments.

Research information so received is in addition to and not in lieu of services required to be performed by AmSouth, Five Points, OakBrook or Dimensional and does not reduce the fees payable to AmSouth by a Fund or to Five Points, OakBrook or Dimensional by AmSouth. Such information may be useful to AmSouth, Five Points, OakBrook and Dimensional in serving both a Fund and other clients and, conversely, supplemental information obtained by the placement of business of other clients may be useful in carrying out its obligations to a Fund. While AmSouth, Five Points, OakBrook, and Dimensional generally seek competitive commissions, a Fund may not necessarily pay the lowest commission available on each brokerage transaction for the reasons discussed above.

Investment decisions for each Fund are made independently from those for any other portfolio, investment company or account managed by AmSouth, Five Points, OakBrook or Dimensional. Any such other portfolio, investment company or account may also invest in the same securities as a Fund. When a purchase or sale of the same security is made at substantially the same time on behalf of a Fund and another portfolio, investment company or account, the transaction will be averaged as to price and available investments will be allocated as to amount in a manner which AmSouth, Five Points, OakBrook, or Dimensional believes to be equitable to the Fund(s) and such other portfolio, investment company or account. In some instances, this investment procedure may adversely affect the price paid or received by a Fund or the size of the position obtained by a Fund. To the extent permitted by law, AmSouth, Five Points, OakBrook or Dimensional may aggregate the securities to be sold by or purchased for a Fund with those to be sold or purchased for other portfolios, investment companies or accounts in order to obtain best execution.

For the period from December 29, 2000 (commencement of operations) through December 31, 2000, and for the fiscal year ended December 31, 2001, the Large Cap Fund paid aggregate brokerage commissions equal to $0 and $9,828, respectively. For the period from December 29, 2000 (commencement of operations) through December 31, 2000, and for the fiscal year ended December 31, 2001, the Mid Cap Fund paid brokerage commissions equal to $0 and $10,826, respectively. For the period from December 29, 2000 (commencement of operations) through December 31, 2000, and for the fiscal year ended December 31, 2001, the Enhanced Market Fund paid brokerage commissions equal to $0 and $9,825, respectively. For the period from December 29, 2000 (commencement of operations) through December 31, 2000, and for the fiscal year ended December 31, 2001, the International Equity Fund paid brokerage commissions equal to $0 and $24,402, respectively.

Federal Banking Law

The Gramm-Leach-Bliley   Act  of  1999  repealed  certain  provisions  of  the
Glass-Steagall Act that had previously restricted the ability of banks and their affiliates to engage in certain mutual fund activities. Nevertheless, AmSouth's activities remain subject to, and may be limited by, applicable federal banking law and regulations. AmSouth believes that it possesses the legal authority to perform the services for the Funds contemplated by the Prospectus, this SAI, and the Investment Advisory Agreements without violation of applicable statutes and regulations. If future changes in these laws and regulations were to limit the ability of AmSouth to perform these services, the Board of Trustees would review the Trust's relationship with AmSouth and consider taking all action necessary in the circumstances, which could include recommending to Shareholders the selection of another qualified advisor or, if that course of action appeared impractical, that a Fund be liquidated.

Administrator

BISYS Fund Services Ohio, Inc. ("BISYS Ohio" or "Administrator"), 3435 Stelzer Road, Columbus, Ohio 43219-3035, serves as general manager and administrator to the Trust pursuant to a Management and Administration Agreement dated March 1, 1999 (the "Administration Agreement"). Prior to that date, BISYS Fund Services ("BISYS") served as general manager and administrator to the Trust. The Administrator assists in supervising all operations of each Fund (other than those performed by AmSouth under the Investment Advisory Agreement, by BISYS Ohio as fund accountant and dividend disbursing agent, and by the Funds' custodian.

Under the Administration Agreement, the Administrator has agreed to maintain office facilities for the Trust; furnish statistical and research data, clerical and certain bookkeeping services and stationery and office supplies; prepare the periodic reports to the Securities and Exchange Commission on Form N-SAR or any replacement forms therefor; compile data for, prepare for execution by the Funds and file certain federal and state tax returns and required tax filings; prepare compliance filings pursuant to state laws with the advice of the Trust's counsel; keep and maintain the financial accounts and records of the Funds, including calculation of daily expense accruals; and generally assist in all aspects of the Trust's operations other than those performed by AmSouth under the Investment Advisory Agreement, by the sub-advisers, by the other investment advisers of the Trust's portfolios, by the fund accountant and dividend disbursing  agent,  and by  the  Funds'  custodians.  Under  the  Administration
Agreement, the Administrator may delegate all or any part of its responsibilities thereunder.

The Administrator receives a fee from each Fund for its services as Administrator and expenses assumed pursuant to the Administration Agreement, calculated daily and paid periodically, equal to the lesser of (a) a fee calculated at the annual rate of 0.20% of each Fund's average daily net assets, or (b) such other fee as may from time to time be agreed upon by the Trust and the Administrator. The Administrator may voluntarily reduce all or a portion of its fee with respect to any Fund in order to increase the net income of one or more of the Funds available for distribution as dividends. For the period from December 29, 2000 (commencement of operations) through December 31, 2000, and for the fiscal year ended December 31, 2001, the Large Cap Fund incurred administration fees equal to $82 and $10,632, respectively, of which $82 and $10,632, respectively, were waived or reimbursed by BISYS. For the period from December 29, 2000 (commencement of operations) through December 31, 2000, and for the fiscal year ended December 31, 2001, the Mid Cap Fund incurred administration fees equal to $82 and $8,697, respectively, of which $82 and $8,697, respectively, were waived or reimbursed by BISYS. For the period from December 29, 2000 (commencement of operations) through December 31, 2000, and for the fiscal year ended December 31, 2001, the Enhanced Market Fund incurred administration fees equal to $82 and $9,849, respectively, of which $82 and $9,849, respectively, were waived or reimbursed by BISYS. For the period from December 29, 2000 (commencement of operations) through December 31, 2000, and for the fiscal year ended December 31, 2001, the International Equity Fund incurred administration fees equal to $164 and $17,052, respectively, of which $82 and $8,526, respectively, were waived or reimbursed by BISYS.

The Administration Agreement is terminable with respect to a particular Fund upon mutual agreement of the parties to the Administration Agreement, upon notice given at least 60 days prior to the expiration of the Agreement's then-current term, and for cause (as defined in the Administration Agreement) by the party alleging cause, on no less than 60 days' written notice by the Board of Trustees or by the Administrator.

The Administration Agreement provides that the Administrator shall not be liable for any error of judgment or mistake of law or any loss suffered by the Trust in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith, or gross negligence in the performance of its duties, or from the reckless disregard by the Administrator of its obligations and duties thereunder.

Expenses

AmSouth, Five Points, OakBrook, Dimensional, and the Administrator each bears all expenses in connection with the performance of its services other than the cost of securities (including brokerage commissions) purchased for the Funds. The Funds will bear the following expenses relating to their operations: taxes, interest, fees of the Trustees of the Trust, Securities and Exchange Commission fees, outside auditing and legal expenses, advisory and administration fees, fees and out-of-pocket expenses of the custodians and fund accountant, certain insurance premiums, costs of maintenance of the Trust's existence, costs of Shareholders' reports and meetings, and any extraordinary expenses incurred in the Funds' operations. Any expense reimbursements will be estimated daily and reconciled and paid on a monthly basis. Fees imposed upon customer accounts for cash management services are not included within Trust expenses for purposes of any such expense limitation.

Distributor

BISYS serves as distributor to the Trust pursuant to the Distribution Agreement dated June 1, 1997 (the "Distribution Agreement"). As distributor, BISYS acts as agent for the Funds in the distribution of their Shares and, in such capacity, advertises and pays the cost of advertising, office space and personnel involved in such activities. BISYS serves as distributor without remuneration from the Funds. Unless otherwise terminated, the Distribution Agreement continues for successive one-year periods if approved at least annually (i) by the Board of Trustees or by the vote of a majority of the outstanding Shares of the Trust, and (ii) by the vote of a majority of the Trustees who are not parties to the Distribution Agreement or interested persons (as defined in the 1940 Act) of any party to the Distribution Agreement, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement may be terminated in the event of any assignment, as defined in the 1940 Act.

Custodian, Transfer Agent and Fund Accounting Services

AmSouth serves as custodian to the Funds (except the Enhanced Market Fund) pursuant to a Custody Agreement dated as of September 16, 1997, as supplemented. Bank of New York serves as custodian to the International Equity Fund pursuant to a Custody Agreement dated as of [ ], 2002. As custodian, their responsibilities include safeguarding and controlling the Funds' cash and securities, handling the receipt and delivery of securities, and collecting interest and dividends on the Funds' investments.

BISYS Ohio serves as transfer agent and dividend disbursing agent for the Funds pursuant to an agreement dated as of March 1, 1999. Under this agreement, BISYS Ohio performs the following services, among others: maintenance of Shareholder records for each of the Trust's Shareholders of record; processing Shareholder purchase and redemption orders; processing transfers and exchanges of Shares on the Shareholder files and records; processing dividend payments and reinvestments; and assistance in the mailing of Shareholder reports and proxy solicitation materials.

In addition, BISYS Ohio provides certain fund accounting services to the Trust pursuant to a Fund Accounting Agreement dated March 1, 1999. Under the Fund Accounting Agreement, BISYS Ohio maintains the accounting books and records for the Funds, including journals containing an itemized daily record of all purchases and sales of portfolio securities, all receipts and disbursements of cash and all other debits and credits, general and auxiliary ledgers reflecting all asset, liability, reserve, capital, income and expense accounts, including interest accrued and interest received, and other required separate ledger accounts; maintains a monthly trial balance of all ledger accounts; performs certain accounting services for the Funds, including calculation of the daily net asset value per Share, calculation of the dividend and capital gain distributions, if any, and of yield, reconciliation of cash movements with the custodian, affirmation to the custodian of portfolio trades and cash settlements, verification and reconciliation with the custodian of daily trade activity; provides certain reports; obtains dealer quotations, prices from a pricing service or matrix prices on all portfolio securities in order to mark the portfolio to the market; and prepares an interim balance sheet, statement of income and expense, and statement of changes in net assets for the Funds.

BISYS Ohio receives an annual fee of $14 per Variable Contract Owner account, subject to certain base fees, for its services as transfer agent and, for its services as fund accountant, BISYS Ohio receives a fee, computed daily and paid periodically, at an annual rate equal to the greater of 0.03% of each Fund's average daily net assets or $30,000.

Independent Auditors

The firm of Ernst & Young LLP, 1100 Huntington Center, 42 South High Street, Columbus, Ohio 43215, serves as independent auditors for the Funds. Its services comprise auditing the Funds' financial statements and advising the Funds as to certain accounting and tax matters.

Legal Counsel

Dechert, 1775 Eye Street N.W., Washington, D.C. 20006, is counsel to the Trust and has passed upon the legality of the Shares offered hereby.

Codes of Ethics

The Trust, AmSouth, Five Points, OakBrook, Dimensional, and BISYS each have adopted a code of ethics, as required by applicable law, which is designed to prevent affiliated persons of the Trust, AmSouth, Five Points, OakBrook, Dimensional, and BISYS from engaging in deceptive, manipulative, or fraudulent activities in connection with securities held or to be acquired by the Funds (which may also be held by persons subject to a code). There can be no assurance that the codes will be effective in preventing such activities.

                             ADDITIONAL INFORMATION

Description of Shares

The Trust is a Massachusetts business trust that was organized on July 20, 1994. The Trust's Declaration of Trust was filed with the Secretary of State of the Commonwealth of Massachusetts on the same date. The Declaration of Trust, as amended and restated, authorizes the Board of Trustees to issue an unlimited number of Shares, which are units of beneficial interest, without par value. The Trust currently has multiple series of Shares which represent interests in each series of the Trust. The Trust's Declaration of Trust authorizes the Board of Trustees to divide or redivide any unissued Shares of the Trust into one or more additional series or classes by setting or changing in any one or more respects their respective preferences, conversion or other rights, voting power, restrictions, limitations as to dividends, qualifications, and terms and conditions of redemption.

Shares have no subscription or preemptive rights and only such conversion or exchange rights as the Board of Trustees may grant in its discretion. When issued for payment as described in the Prospectus and this SAI, the Trust's Shares will be fully paid and non-assessable by the Trust. In the event of a liquidation or dissolution of the Trust, Shareholders of a Fund are entitled to receive the assets available for distribution belonging to that Fund, and a proportionate distribution, based upon the relative asset values of the respective series, of any general assets not belonging to any particular series which are available for distribution.

Each Share represents an equal proportionate interest in the Fund with other Shares of the Fund, and is entitled to such dividends and distributions out of the income earned on the assets belonging to the Fund as are declared at the discretion of the Trustees. Shares are without par value. Shareholders are entitled to one vote for each dollar of value invested and a proportionate fractional vote for any fraction of a dollar invested. Shareholders will vote in the aggregate and not by portfolio except as otherwise expressly required by law.

An annual or special meeting of Shareholders to conduct necessary business is not required by the Trust's Declaration of Trust, the 1940 Act or other authority except, under certain circumstances, to elect Trustees, amend the Declaration of Trust, approve an investment advisory agreement and to satisfy certain other requirements. To the extent that such a meeting is not required, the Trust may elect not to have an annual or special meeting.

The Trust will call a special meeting of Shareholders for purposes of considering the removal of one or more Trustees upon written request therefor from Shareholders holding not less than 10% of the outstanding votes of the Trust. At such a meeting, a quorum of Shareholders (constituting a majority of votes attributable to all outstanding Shares of the Trust), by majority vote, has the power to remove one or more Trustees. In accordance with current laws, it is anticipated that an insurance company issuing a variable contract that participates in the Fund will request voting instructions from variable contract owners and will vote shares or other voting interests in the separate account in proportion of the voting instructions received.

Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as the Trust shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding Shares of each fund affected by the matter. For purposes of determining whether the approval of a majority of the outstanding Shares of a Fund will be required in connection with a matter, a Fund will be deemed to be affected by a matter unless it is clear that the interests of each fund in the matter are identical, or that the matter does not affect any interests of each Fund. Under Rule 18f-2, the approval of an investment advisory agreement or any change in investment policy submitted to Shareholders would be effectively acted upon with respect to a Fund only if approved by a majority of the outstanding Shares of such Fund. However, Rule 18f-2 also provides that the ratification of independent public accountants, the approval of principal underwriting contracts, and the election of Trustees may be effectively acted upon by Shareholders of the Trust voting without regard to Fund.

Vote of a Majority of the Outstanding Shares

As used in the Fund's Prospectus and the SAI, "vote of a majority of the outstanding Shares of the Trust or the Fund" means the affirmative vote, at an annual or special meeting of Shareholders duly called, of the lesser of (a) 67% or more of the votes of Shareholders of the Trust or the Fund present at such meeting at which the holders of more than 50% of the votes attributable to the Shareholders of record of the Trust or the Fund are represented in person or by proxy, or (b) the holders of more than 50% of the outstanding votes of Shareholders of the Trust or the Fund.

Principal Shareholders

As of [ ], 2002, New York Life Insurance and Annuity Company, 51 Madison Avenue, New York, New York 10010, owned [99.99]% of the outstanding Shares of the Large Cap Fund, [99.99]% of the outstanding Shares of the Mid Cap Fund, [99.99]% of the outstanding Shares of the Enhanced Market Fund, and [99.99]% of the outstanding Shares of the International Equity Fund, and thus may be deemed to be able to control the outcome of any matter submitted to a vote of the Shareholders of any of those Funds.

Shareholder and Trustee Liability

Under Massachusetts law, holders of units of interest in a business trust may, under certain circumstances, be held personally liable as partners for the obligations of the trust. However, the Trust's Declaration of Trust provides that Shareholders shall not be subject to any personal liability for the obligations of the Trust. The Declaration of Trust provides for indemnification out of the trust property of any Shareholder held personally liable solely by reason of his or her being or having been a Shareholder. The Declaration of Trust also provides that the Trust shall, upon request, reimburse any Shareholder for all legal and other expenses reasonably incurred in the defense of any claim made against the Shareholder for any act or obligation of the Trust, and shall satisfy any judgment thereon. Thus, the risk of a Shareholder incurring financial loss on account of Shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations.

The Declaration of Trust states further that no Trustee, officer, or agent of the Trust shall be personally liable in connection with the administration or preservation of the assets of the Trust or the conduct of the Trust's business; nor shall any Trustee, officer, or agent be personally liable to any person for any action or failure to act except for his own bad faith, willful misfeasance, gross negligence, or reckless disregard of his duties. The Declaration of Trust also provides that all persons having any claim against the Trustees or the Trust shall look solely to the assets of the Trust for payment.

Additional Tax Information

The following discussion summarizes certain U.S. federal tax considerations incidental to an investment in a Fund. This discussion does not purport to be complete or to deal with all aspects of federal income taxation that may be relevant. This discussion is based upon present provisions of the Internal Revenue Code of 1986, as amended (the "Code"), the regulations promulgated thereunder, and judicial and administrative ruling authorities, all of which are subject to change, which change may be retroactive. Prospective investors should consult their own tax advisors with regard to the federal, state, local and foreign tax aspects of an investment in a Fund.

Each Fund intends to qualify annually and to elect to be treated as a regulated investment company under Subchapter M of the Code. If a Fund so qualifies, it generally will not be subject to federal income taxes to the extent that it distributes on a timely basis its investment company taxable income and its net capital gains.

To qualify as a regulated investment company, each Fund generally must, among other things: (i) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business in such stock, securities or currencies; (ii) diversify its holdings so that, at the end of each quarter of the taxable year (a) at least 50% of the market value of the Fund's assets is represented by cash, U.S. Government securities, the securities of other regulated investment companies and other securities, with such other securities of any one issuer limited for the purposes of this calculation to an amount not greater than 5% of the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities or the securities of other regulated investment companies); and (iii) distribute at least 90% of its investment company taxable income (which includes, among other items, dividends, interest, and net short-term capital gains in excess of any net long-term capital losses) each taxable year.

As a regulated investment company, each Fund generally will not be subject to U.S. federal income tax on its investment company taxable income and net capital gains (any net long-term capital gains in excess of the sum of net short-term capital losses and capital loss carryovers from prior years), if any, that it distributes to Shareholders. Each Fund intends to distribute to its
Shareholders, at least annually, substantially all of its investment company taxable income and any net capital gains. In addition, amounts not distributed by a Fund on a timely basis in accordance with a calendar year distribution requirement may be subject to a nondeductible 4% excise tax. To avoid the tax, each Fund may be required to distribute (or be deemed to have distributed) during each calendar year, (i) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (ii) at least 98% of its capital gains in excess of its capital losses for the twelve month period ending on October 31 of the calendar year (adjusted for certain ordinary losses), and (iii) all ordinary income and capital gains for previous years that were not distributed during such years. The excise tax generally does not apply to any regulated investment company whose shareholders are solely either tax-exempt pension trusts or separate accounts of life insurance companies funding variable contracts. Although the Funds believe they are not subject to the excise tax, each Fund intends to make its distributions in accordance with the calendar year distribution requirement. A distribution will be treated as paid on December 31 of the calendar year if it is declared by a Fund during October, November, or December of that year to Shareholders of record on a date in such a month and paid by the Fund during January of the following calendar year. Such distributions will be taxable to Shareholders (such as the Separate Accounts) for the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are actually received.

Each Fund also intends to comply with the separate diversification requirements imposed by Section 817(h) of the Code and the regulations thereunder on certain insurance company separate accounts. These requirements, which are in addition to the diversification requirements imposed on a Fund by the 1940 Act and Subchapter M of the Code, place certain limitations on assets of each insurance company separate account used to fund variable contracts. Because Section 817(h) and those regulations treat the assets of a Fund as assets of the related separate account, these regulations are imposed on the assets of a Fund. Specifically, the regulations provide that, after a one year start-up period or except as permitted by the "safe harbor" described below, as of the end of each calendar quarter or within 30 days thereafter no more than 55% of the total assets of a Fund may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments and no more than 90% by any four investments. For this purpose, all securities of the same issuer are considered a single investment, and each U.S. Government agency and instrumentality is considered a separate issuer. Section 817(h) provides, as a safe harbor, that a separate account will be treated as being adequately diversified if the diversification requirements under Subchapter M are satisfied and no more than 55% of the value of the account's total assets is attributable to cash and cash items (including receivables), U.S. Government securities and securities of other regulated investment companies. Failure by a Fund to both qualify as a regulated investment company and satisfy the Section 817(h)
requirements would generally cause the variable contracts to lose their favorable tax status and require a contract holder to include in ordinary income any income accrued under the contracts for the current and all prior taxable years. Under certain circumstances described in the applicable Treasury regulations, inadvertent failure to satisfy the applicable diversification requirements may be corrected, but such a correction would require a payment to the Internal Revenue Service based on the tax contract holders would have incurred if they were treated as receiving the income on the contract for the period during which the diversification requirements were not satisfied. Any such failure may also result in adverse tax consequences for the insurance company issuing the contracts. Failure by a Fund to qualify as a regulated investment company would also subject a Fund to federal and state income taxation on all of its taxable income and gain, whether or not distributed to shareholders.

The Treasury Department announced that it would issue future regulations or rulings addressing the circumstances in which a variable contract owner's control of the investments of the separate account may cause the contract owner, rather than the insurance company, to be treated as the owner of the assets held by the separate account. If the contract owner is considered the owner of the securities underlying the separate account, income and gains produced by those securities would be included currently in the contract owner's gross income. It is not known what standards will be set forth in the regulations or rulings.

In the event that rules or regulations are adopted, there can be no assurance that a Fund will be able to operate as currently described, or that the Trust will not have to change a Fund's investment objective or investment policies. A Fund's investment objective and the investment policies of a Fund may be modified as necessary to prevent any such prospective rules and regulations from causing Variable Contract Owners to be considered the owners of the Shares of the Fund.

If a Fund invests in shares of a passive foreign investment company, the Fund may be subject to U.S. federal income tax on a portion of an "excess distribution" from, or of the gain from the sale of part or all of the shares in, such company. In addition, an interest charge may be imposed with respect to deferred taxes arising from such distributions or gains. A Fund may, however, be able to elect alternative tax treatment for such investments that would avoid this unfavorable result.

Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time a Fund accrues income or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time a Fund actually collects such receivables or pays such liabilities generally are treated as ordinary income or ordinary loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain futures contracts, forward contracts, and options, gains or losses attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of disposition also are treated as ordinary gain or loss. These gains or losses, referred to under the Code as "Section 988" gains or losses, may increase or decrease the amount of a Fund's investment company taxable income to be distributed to its Shareholders as ordinary income.

Distributions

Distributions of any investment company taxable income (which includes among other items, dividends, interest, and any net realized short-term capital gains in excess of net realized long-term capital losses) are treated as ordinary income for tax purposes in the hands of a Shareholder (such as a Separate Account). Net capital gains (the excess of any net long-term capital gains over net short term capital losses) will, to the extent distributed, be treated as long-term capital gains in the hands of a Shareholder regardless of the length of time the Shareholder may have held the Shares.

Hedging Transactions

The diversification requirements applicable to each Fund's assets may limit the extent to which a Fund will be able to engage in transactions in options, futures contracts, or forward contracts.

Other Taxes

Distributions may also be subject to additional state, foreign and local taxes, depending on each Shareholder's situation. Shareholders (such as Separate
Accounts) are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in a Fund.

Performance Information

Each Fund may, from time to time, include its yield or total return in advertisements or reports to Shareholders or prospective investors. Performance information for the Funds will not be advertised or included in sales literature unless accompanied by comparable performance information for a separate account to which the Funds offer their Shares.

Yields of the Funds are computed by analyzing net investment income per Share for a recent 30-day period and dividing that amount by a Share's maximum offering price (reduced by any undeclared earned income expected to be paid shortly as a dividend) on the last trading day of that period. Net investment income will reflect amortization of any market value premium or discount of fixed income securities (except for obligations backed by mortgages or other assets) and may include recognition of a pro rata portion of the stated dividend rate of dividend paying portfolio securities. The yield of the Funds will vary from time to time depending upon market conditions, the composition of a Fund's portfolio and operating expenses of the Trust allocated to a Fund. Yield should also be considered relative to changes in the value of a Fund's Shares and to the relative risks associated with the investment objective and policies of each Fund.

At any time in the future, yields may be higher or lower than past yields and there can be no assurance that any historical results will continue.

Standardized quotations of average annual total return for Fund Shares will be expressed in terms of the average annual compounded rate of return for a hypothetical investment in Shares over periods of 1, 5 and 10 years or up to the life of the Fund), calculated pursuant to the following formula: P(1 + T)n = ERV (where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years, and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period). All total return figures reflect the deduction of expenses (on an annual basis), and assume that all dividends and distributions on Shares are reinvested when paid. For the period from its commencement of operations (December 29, 2000) through December 31, 2001 and for the fiscal year ended on such date, average annual total return for the Large Cap Fund was -8.71% and -8.77%, respectively. For the period from its commencement of operations (December 29, 2000) through December 31, 2001 and for the fiscal year ended on such date, average annual total return for the Mid Cap Fund was -23.93% and -24.10%, respectively. For the period from its commencement of operations (December 29, 2000) through December 31, 2001 and for the fiscal year ended on such date, average annual total return for the Enhanced Market Fund was -12.78% and -12.88%, respectively. For the period from its commencement of operations (December 29, 2000) through December 31, 2001 and for the fiscal year ended on such date, average annual total return for the International Equity Fund was -23.93% and -24.10%, respectively.

Performance information for the Funds may be compared in reports and promotional literature to the performance of other mutual funds with comparable investment objectives and policies through various mutual fund or market indices such as those prepared by Dow Jones & Co., Inc., S&P, Shearson Lehman Brothers, Inc., the Russell 2000 Index, the Russell Midcap Growth Index, the Consumer Price Index, and to data prepared by Lipper Analytical Services, Inc., a widely recognized independent service which monitors the performance of mutual funds, or Morningstar, Inc. Comparisons may also be made to indices or data published in Money Magazine, Forbes, Barron's, The Wall Street Journal, The Bond Buyer's Weekly 20-Bond Index, The Bond Buyer's Index, The Bond Buyer, The New York Times, Business Week, Pensions and Investments, and U.S.A. Today. In addition to performance information, general information about the Funds that appears in a publication such as those mentioned above may be included in advertisements and in reports to Variable Contract Owners.

The Funds may also compute aggregate total return for specified periods. The aggregate total return is determined by dividing the net asset value of this account at the end of the specified period by the value of the initial investment and is expressed as a percentage. Calculation of aggregate total return assumes reinvestment of all income dividends and capital gain distributions during the period.

The Funds also may quote annual, average annual and annualized total return and aggregate total return performance data for various periods other than those noted above. Such data will be computed as described above, except that the rates of return calculated will not be average annual rates, but rather, actual annual, annualized or aggregate rates of return.

Quotations of yield or total return for the Funds will not take into account charges and deductions against a Separate Account to which the Funds' Shares are sold or charges and deductions against the Variable Contracts. The Funds' yield and total return should not be compared with mutual funds that sell their shares directly to the public since the figures provided do not reflect charges against the Separate Accounts or the Variable Contracts. Performance information for a Fund reflects only the performance of a hypothetical investment in the Fund during the particular time period in which the calculations are based. Performance information should be considered in light of the Funds' investment objectives and policies, characteristics and quality of the portfolios and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future.

Miscellaneous

Individual Trustees are elected by the Shareholders and, subject to removal by the vote of two-thirds of the Board of Trustees, serve for a term lasting until the next meeting of Shareholders at which Trustees are elected. Such meetings are not required to be held at any specific intervals. Individual Trustees may be removed by vote of the Shareholders voting not less than a majority of the Shares then outstanding, cast in person or by proxy at any meeting called for that purpose, or by a written declaration signed by Shareholders voting not less than two-thirds of the Shares then outstanding. In accordance with current laws, it is anticipated that an insurance company issuing a Variable Contract that participates in a Fund will request voting instructions from variable contract owners and will vote shares or other voting interests in the Separate Account in proportion of the voting instructions received.

The Trust is registered with the Securities and Exchange Commission as a management investment company. Such registration does not involve supervision by the Securities and Exchange Commission of the management or policies of the Trust.

The Prospectus and this SAI omit certain of the information contained in the Registration Statement filed with the Securities and Exchange Commission. Copies of such information may be obtained from the Securities and Exchange Commission upon payment of the prescribed fee.

The Prospectus and this SAI are not an offering of the securities herein described in any state in which such offering may not lawfully be made. No salesman, dealer, or other person is authorized to give any information or make any representation other than those contained in the Prospectus and this SAI.

                              FINANCIAL STATEMENTS

Financial statements for the Trust with respect to the Large Cap Fund, Mid Cap Fund and Enhanced Market Fund, and International Equity Fund as of December 31, 2001 for their fiscal years then ended, including notes thereto and the report of Ernst & Young LLP thereon dated February 15, 2002, are incorporated by reference from the Trust's 2001 Annual Reports. For all periods prior to January 1, 2001, the financial information was audited by other independent auditors. A copy of the Reports delivered with this SAI should be retained for future reference.

                                    APPENDIX

                           DESCRIPTION OF BOND RATINGS

Description of Moody's bond ratings:

     Excerpts from Moody's description of its bond ratings are listed as follows: Aaa - judged to be the best quality and they carry the smallest degree of investment risk; Aa - judged to be of high quality by all standards - together with the Aaa group, they comprise what are generally known as high-grade bonds; A - possess many favorable investment attributes and are to be considered as "upper medium grade obligations"; Baa - considered to be medium grade obligations, i.e., they are neither highly protected nor poorly secured -interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time; Ba - judged to have speculative elements, their future cannot be considered as well assured; B - generally lack characteristics of the desirable investment; Caa - are of poor standing - such issues may be in default or there may be present elements of danger with respect to principal or interest; Ca - speculative in a high degree, often in default; C
- lowest rated class of bonds, regarded as having extremely poor prospects.

     Moody's also supplies numerical indicators 1, 2 and 3 to rating categories. The modifier 1 indicates that the security is in the higher end of its rating category; the modifier 2 indicates a mid-range ranking; and modifier 3 indicates a ranking toward the lower end of the category.

Description of S&P's bond ratings:

     Excerpts from S&P's  description of its bond ratings are listed as follows:
AAA - highest grade obligations, in which capacity to pay interest and repay principal is extremely strong; AA - has a very strong capacity to pay interest and repay principal, and differs from AAA issues only in a small degree; A - has a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories; BBB - regarded as having an adequate capacity to pay interest and repay principal; whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories. This group is the lowest which qualifies for commercial bank investment. BB, B, CCC, CC, C - predominantly speculative with respect to capacity to pay interest and repay principal in accordance with terms of the obligations; BB indicates the highest grade and C the lowest within the speculative rating categories. D - interest or principal payments are in default.

     S&P applies indicators "+," no character, and "-" to its rating categories. The indicators show relative standing within the major rating categories.

Description of Moody's commercial paper ratings:

     Excerpts from Moody's commercial paper ratings are listed as follows: Prime
- 1 - issuers (or supporting institutions) have a superior ability for repayment of senior short-term promissory obligations; Prime - 2 - issuers (or supporting institutions) have a strong ability for repayment of senior short-term promissory obligations; Prime - 3 - issuers (or supporting institutions) have an acceptable ability for repayment of senior short-term promissory obligations; Not Prime - issuers do not fall within any of the Prime categories.

Description of S&P's ratings for corporate and municipal bonds:

     Investment grade ratings: AAA - the highest rating assigned by S&P, capacity to pay interest and repay principal is extremely strong; AA - has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree; A - has strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories; BBB - regarded as having an adequate capacity to pay interest and repay principal - whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

     Speculative grade ratings: BB, B, CCC, CC, C - debt rated in these categories is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal - while such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions; CI - reserved for income bonds on which no interest is being paid; D -in default, and payment of interest and/or repayment of principal is in arrears. Plus (+) or Minus (-) - the ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Description of S&P's ratings for short-term corporate demand obligations and commercial paper:

     An S&P commercial paper rating is a current assessment of the likelihood of timely repayment of debt having an original maturity of no more than 365 days. Excerpts from S&P's description of its commercial paper ratings are listed as follows: A-1 - the degree of safety regarding timely payment is strong - those issues determined to possess extremely strong safety characteristics will be denoted with a plus (+) designation; A-2 - capacity for timely payment is satisfactory - however, the relative degree of safety is not as high as for issues designated "A-1;" A-3 - has adequate capacity for timely payment - however, is more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations; B - regarded as having only speculative capacity for timely payment; C - a doubtful capacity for payment; D
- in payment default - the "D" rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.

                            Variable Insurance Funds

                                3435 Stelzer Road
                            Columbus, Ohio 43219-3035
                                 1-800-451-8382



                       STATEMENT OF ADDITIONAL INFORMATION

                 May 1, 2002, as supplemented through [ ], 2002

This Statement of Additional Information ("SAI") describes three investment portfolios (the "Funds") of Variable Insurance Funds (the "Trust"). The Funds are:

          o    AmSouth Select Equity Fund;

          o    AmSouth Value Fund; and

          o    AmSouth Capital Growth Fund.

The Trust offers an indefinite number of transferable units ("Shares") of each Fund. Shares of the Funds may be sold to segregated asset accounts ("Separate Accounts") of insurance companies to serve as the investment medium for variable life insurance policies and variable annuity contracts ("Variable Contracts") issued by the insurance companies. Shares of the Funds also may be sold to qualified pension and retirement plans, certain insurance companies, and the investment advisers and sub-advisers of the Funds. The Separate Accounts invest in Shares of the Funds in accordance with allocation instructions received from owners of the Variable Contracts ("Variable Contract Owners").

This SAI is not a Prospectus and is authorized for distribution only when preceded or accompanied by a Prospectus of the AmSouth Select Equity Fund and AmSouth Capital Growth Fund, each dated May 1, 2002, or the AmSouth Value Fund dated May 1, 2002, as supplemented through [ ], 2002. This SAI contains more detailed information than that set forth in a Prospectus and should be read in conjunction with the Prospectus. This SAI incorporates the Funds' financial statements and related notes and auditors reports from the Funds' annual reports for the fiscal year ended December 31, 2001, and is incorporated by reference in its entirety into each Prospectus. Copies of a Prospectus may be obtained by writing the Trust at 3435 Stelzer Road, Columbus, Ohio 43219-3035, or by telephoning the toll free number set forth above.

                                TABLE OF CONTENTS



INVESTMENT OBJECTIVES AND POLICIES.............................................1

         Additional Information on Portfolio Instruments.......................1
                  Bank Obligations.............................................1
                  Commercial Paper.............................................2
                  Insurance Company Funding Agreements.........................2
                  Variable Amount Master Demand Notes..........................2
                  Variable and Floating Rate Notes and Bonds...................3
                  Short-Term Obligations.......................................3
                  Short-Term Trading...........................................4
                  Foreign Investments..........................................4
                  Money Market Funds...........................................5
                  U.S. Government Obligations..................................6
                  Options Trading..............................................6
                  When-Issued and Delayed-Delivery Securities..................8
                  Mortgage-Related and Asset-Backed Securities.................9
                  Real Estate Investment Trusts...............................11
                  Restricted Securities.......................................11
                  Lending of Portfolio Securities.............................11
                  Convertible Securities......................................12
                  Medium-Grade Debt Securities................................13
                  High Yield Securities.......................................14
                  Repurchase Agreements.......................................14
                  Reverse Repurchase Agreements and Dollar Roll Agreements....15
                  Futures Contracts...........................................15
                  Foreign Currency Transactions...............................16
                  Foreign Currency Options....................................17
                  Foreign Currency Futures Transactions.......................17
                  Regulatory Restrictions.....................................17

INVESTMENT RESTRICTIONS.......................................................18

         Portfolio Turnover...................................................19

NET ASSET VALUE...............................................................20

         Valuation of the Funds...............................................20

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION................................20


MANAGEMENT OF THE TRUST.......................................................21

         Management Information...............................................21
         Board of Trustees....................................................23
         Trustee Compensation.................................................25
         Investment Adviser...................................................26
         Investment Sub-Advisers..............................................28
         Portfolio Transactions...............................................30
         Federal Banking Law..................................................32
         Administrator........................................................32
         Expenses 33
         Distributor..........................................................33
         Custodians, Transfer Agent and Fund Accounting Services..............34
         Independent Accountants..............................................34
         Legal Counsel........................................................35
         Code of Ethics.......................................................35

ADDITIONAL INFORMATION........................................................35

         Description of Shares................................................35
         Vote of a Majority of the Outstanding Shares.........................36
         Principal Shareholders...............................................36
         Shareholder and Trustee Liability....................................36
         Additional Tax Information...........................................37
         Performance Information..............................................40
         Miscellaneous........................................................42

FINANCIAL STATEMENTS..........................................................42


APPENDIX.......................................................................i

The Trust is an open-end management investment company which currently offers multiple separate portfolios, each with different investment objectives. This SAI contains information about the AmSouth Value Fund ("Value Fund"), which is advised by AmSouth Investment Management Company, LLC ("AmSouth" or the "Adviser"), the AmSouth Select Equity Fund ("Select Equity Fund"), which is advised by AmSouth, with OakBrook Investments, LLC ("OakBrook") serving as sub-adviser, and the AmSouth Capital Growth Fund ("Capital Growth Fund"), which is advised by AmSouth with Five Points Capital Advisors ("Five Points") serving as sub-advisor. Hereinafter, OakBrook and Five Points are collectively referred to as the Sub-Advisers. The Value Fund is a diversified series, while the Select Equity Fund and Capital Growth Fund are not.

Much of the information contained in this SAI expands upon subjects discussed in the Prospectuses of the Funds described above. Capitalized terms not defined herein are defined in such Prospectuses. No investment in a Fund should be made without first reading the Fund's Prospectus.


                       INVESTMENT OBJECTIVES AND POLICIES

Certain Funds have non-fundamental investment policies obligating such a Fund to commit, under normal market conditions, at least 80% of its assets to investments with investment characteristics similar to the type of companies suggested by the Fund's name. For purposes of such an investment policy, "assets" includes the Fund's net assets, as well as any amounts borrowed for investment purposes.

Additional Information on Portfolio Instruments

The following policies supplement the investment objectives and policies of the Funds as set forth in the Prospectuses.

Bank Obligations. Each Fund may invest in bank obligations consisting of bankers' acceptances, certificates of deposit, and time deposits.

Bankers' acceptances are negotiable drafts or bills of exchange typically drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Bankers' acceptances invested in by the Funds will be those guaranteed by domestic and foreign banks having, at the time of investment, capital, surplus, and undivided profits in excess of $100,000,000 (as of the date of their most recently published financial statements).

Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank or a savings and loan association for a definite period of time and earning a specified return. Certificates of deposit and time deposits will be those of domestic and foreign banks and savings and loan associations, if (a) at the time of investment the depository institution has capital, surplus, and undivided profits in excess of $100,000,000 (as of the date of its most recently published financial statements), or (b) the principal amount of the instrument is insured in full by the Federal Deposit Insurance Corporation.

Each Fund may also invest in Eurodollar Certificates of Deposit, which are U.S. dollar denominated certificates of deposit issued by offices of foreign and domestic banks located outside the United States; Yankee Certificates of Deposit, which are certificates of deposit issued by a U.S. branch of a foreign bank denominated in U.S. dollars and held in the United States; Eurodollar Time Deposits ("ETDs"), which are U.S. dollar denominated deposits in a foreign branch of a U.S. bank or a foreign bank; and Canadian Time Deposits, which are basically the same as ETDs except they are issued by Canadian offices of major Canadian banks.

Commercial Paper. Commercial paper consists of unsecured promissory notes issued by corporations. Except as noted below with respect to variable amount master demand notes, issues of commercial paper normally have maturities of less than nine months and fixed rates of return.

The Funds may invest in short-term promissory notes (including variable amount master demand notes) issued by corporations and other entities, such as municipalities, rated at the time of purchase within the two highest categories assigned by a nationally recognized statistical rating organization ("NRSRO") (e.g., A-2 or better by Standard & Poor's Ratings Services ("S&P"), Prime-2 or better by Moody's Investors Service, Inc. ("Moody's") or F-2 or better by Fitch Investors Service ("Fitch")) or, if not rated, determined to be of comparable quality to instruments that are so rated. The Funds may also invest in Canadian Commercial Paper, which is commercial paper issued by a Canadian corporation or a Canadian counterpart of a U.S. corporation, and in Europaper, which is U.S. dollar denominated commercial paper of a foreign issuer.

Insurance Company Funding Agreements. The Capital Growth Fund may invest in funding agreements ("Funding Agreements"), also known as guaranteed investment contracts, issued by insurance companies. Pursuant to such agreements, the Fund may invest an amount of cash with an insurance company and the insurance company credits such investment on a monthly basis with guaranteed interest which is based on an index. The Funding Agreements provide that this guaranteed interest will not be less than a certain minimum rate. The Fund will only purchase a Funding Agreement (i) when the Sub-Adviser has determined, under guidelines established by the Board of Trustees, that the Funding Agreement presents minimal credit risks to the Fund and is of comparable quality to instruments that are rated high quality by a nationally recognized statistical rating organization that is not an affiliated person, as defined in the 1940 Act, of the issuer, on any insurer, guarantor, provider of credit support for the instrument and (ii) if it may receive all principal of and accrued interest on a Funding Agreement at any time upon thirty days' written notice. Because the Fund may not receive the principal amount of a Funding Agreement from the insurance company on seven days' notice or less, the Funding Agreement is considered an illiquid investment, and, together with other instruments in the Fund which are not readily marketable, will not exceed 10% of the Fund's net assets. In determining average weighted portfolio maturity, a Funding Agreement will be deemed to have a maturity equal to 30 days, representing the period of time remaining until the principal amount can be recovered through demand.

Variable Amount Master Demand Notes. Variable amount master demand notes, in which the Funds may invest, are unsecured demand notes that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate according to the terms of the instrument. Because master demand notes are direct lending arrangements between a Fund and the issuer, they are not normally traded. Although there is no secondary market in the notes, a Fund may demand payment of principal and accrued interest at any time. While the notes are not typically rated by credit rating agencies, issuers of variable amount master demand notes (which are normally manufacturing, retail, financial, and other business concerns) must satisfy the same criteria as set forth above for commercial paper. AmSouth and any sub-adviser each will consider the earning power, cash flow, and other liquidity ratios of the issuers of such notes and will continuously monitor their financial status and ability to meet payment on demand. In determining dollar weighted average portfolio maturity, a variable amount master demand note will be deemed to have a maturity equal to the longer of the period of time remaining until the next interest rate adjustment or the period of time remaining until the principal amount can be recovered from the issuer through demand. The period of time remaining until the principal amount can be recovered under a variable amount master demand note shall not exceed seven days.

Variable and Floating Rate Notes and Bonds. Each Fund may acquire variable and floating rate notes and bonds, subject to each Fund's investment objective, policies and restrictions. A variable rate note is one whose terms provide "for the readjustment of its interest rate on set dates and which, upon such readjustment, can reasonably be expected to have a market value that approximates its par value." A floating rate note is one whose terms provide for the readjustment of its interest rate whenever a specified interest rate changes and which, at any time, can reasonably be expected to have a market value that approximates its par value. Such notes are frequently not rated by credit rating agencies; however, unrated variable and floating rate notes purchased by a Fund will be determined by the Adviser or Sub-Adviser under guidelines established by the Trust's Board of Trustees to be of comparable quality at the time of purchase to rated instruments eligible for purchase under the Fund's investment policies. In making such determinations, the Adviser will consider the earning power, cash flow and other liquidity ratios of the issuers of such notes (such issuers include financial, merchandising, bank holding and other companies) and will continuously monitor their financial condition. Although there may be no active secondary market with respect to a particular variable or floating rate note purchased by a Fund, the Fund may resell the note at any time to a third party. The absence of an active secondary market, however, could make it difficult for the Fund to dispose of a variable or floating rate note in the event the issuer of the note defaulted on its payment obligations and the Fund could, as a result or for other reasons, suffer a loss to the extent of the default. Variable or floating rate notes may be secured by bank letters of credit or drafts.

For purposes of the Fund, the maturities of the variable and floating rate notes will be determined in accordance with Rule 2a-7 under the 1940 Act.

Short-Term Obligations. Each Fund may invest in high quality, short-term obligations (with maturities of 12 months or less) such as domestic and foreign commercial paper (including variable amount master demand notes), bankers' acceptances, certificates of deposit, demand and time deposits of domestic and foreign branches of U.S. banks and foreign banks, and repurchase agreements, in order to acquire interest income combined with liquidity. Such investments will be limited to those obligations which, at the time of purchase (i) possess one of the two highest short-term ratings from NRSROs, or (ii) do not possess a rating (i.e., are unrated) but are determined to be of comparable quality to rated instruments eligible for purchase. Under normal market conditions, The Capital Growth Fund will limit its investment in short-term obligations to 35% of its total assets. The Select Equity Fund and Value Fund will limit their investment in short-term obligations to 20% of their net assets. For temporary defensive purposes, these investments may constitute 100% of a Fund's portfolio and, in such circumstances, will constitute a temporary suspension of its attempts to achieve its investment objective.

Short-Term Trading. In order to generate income, each Fund may engage in the technique of short-term trading. Such trading involves the selling of securities held for a short time, ranging from several months to less than a day. The object of such short-term trading is to increase the potential for capital appreciation and/or income of a Fund in order to take advantage of what its adviser or sub-adviser believes are changes in market, industry or individual company conditions or outlook. Any such trading would increase the portfolio turnover rate of a Fund and its transaction costs.

Foreign Investments. Each Fund may invest in foreign securities through the purchase of American Depositary Receipts ("ADRs") or, except for the Select Equity Fund, the purchase of securities of the Toronto Stock Exchange, but will not do so if immediately after a purchase and as a result of the purchase, the total value of such foreign securities owned by a Fund would exceed 25% of the value of its total assets.

Because foreign companies are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to U.S. companies, there may be less publicly available information about a foreign company than about a U.S. company. Volume and liquidity in most foreign bond markets are less than in the U.S., and securities of many foreign companies are less liquid and more volatile than securities of comparable U.S. companies. Fixed commissions on foreign securities exchanges are generally higher than negotiated commissions on U.S. exchanges, although a Fund will endeavor to achieve the most favorable net results on portfolio transactions. There is generally less government supervision and regulation of securities exchanges, brokers, dealers and listed companies than in the U.S., thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities.

Foreign markets also have different clearance and settlement procedures, and in certain markets, there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Such delays in settlement could result in temporary periods when a portion of the assets of a Fund investing in foreign markets is uninvested and no return is earned thereon. The inability of such a Fund to make intended security purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. Losses to a Fund due to subsequent declines in the value of portfolio securities, or losses arising out of an inability to fulfill a contract to sell such securities, could result in potential liability to the Fund. In addition, with respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments which could affect the investments in those countries. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

In many instances, foreign debt securities may provide higher yields than securities of domestic issuers which have similar maturities and quality. Under certain market conditions these investments may be less liquid than the securities of U.S. corporations and are certainly less liquid than securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities. Finally, in the event of a default of any such foreign debt obligations, it may be more difficult to obtain or to enforce a judgment against the issuers of such securities.

If a security is denominated in foreign currency, the value of the security to a Fund will be affected by changes in currency exchange rates and in exchange control regulations, and costs will be incurred in connection with conversions between currencies. Currency risks generally increase in lesser developed markets. Exchange rate movements can be large and can endure for extended periods of time, affecting either favorably or unfavorably the value of a Fund's assets. The value of the assets of a Fund as measured in U.S. dollars may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations.

A change in the value of any foreign currency against the U.S. dollar will result in a corresponding change in the U.S. dollar value of securities denominated in that currency. Such changes will also affect the income and distributions to Shareholders of a Fund investing in foreign markets. In addition, although a Fund will receive income on foreign securities in such currencies, it will be required to compute and distribute income in U.S. dollars. Therefore, if the exchange rate for any such currency declines materially after income has been accrued and translated into U.S. dollars, a Fund could be required to liquidate portfolio securities to make required distributions. Similarly, if an exchange rate declines between the time a Fund incurs expenses in U.S. dollars and the time such expenses are paid, the amount of such currency required to be converted into U.S. dollars in order to pay such expenses in U.S. dollars will be greater.

ADRs, which are traded in the United States on exchanges or over-the-counter, are issued by domestic banks. ADRs represent the right to receive securities of foreign issuers deposited in a domestic bank or a correspondent bank. ADRs do not eliminate all the risk inherent in investing in the securities of foreign issuers' stock. However, by investing in ADRs rather than directly in foreign issuers' stock, a Fund can avoid currency risks during the settlement period for either purchase or sales.

In general, there is a large, liquid market in the United States for many ADRs. The information available for ADRs is subject to the accounting, auditing and financial reporting standards of the domestic market or exchange on which they are traded, which standards are more uniform and more exacting than those to which many foreign issuers may be subject. Certain ADRs, typically those denominated as unsponsored, require the holders thereof to bear most of the costs of such facilities, while issuers of sponsored facilities normally pay more of the costs thereof. The depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited securities or to pass through the voting rights to facility holders with respect to the deposited securities, whereas the depository of a sponsored facility typically distributes shareholder communications and passes through the voting rights.

Money Market Funds. Each Fund may invest up to 5% of the value of its total assets in the securities of any one money market fund (including shares of certain affiliated money market funds pursuant to an order from the Securities and Exchange Commission), provided that no more than 10% of such Fund's total assets may be invested in the securities of money market funds in the aggregate.

In order to avoid the imposition of additional fees as a result of investments by a Fund in shares of affiliated money market funds, AmSouth, BISYS Fund Services ("BISYS" or "Distributor"), and their affiliates will not retain any portion of their usual service fees from the Funds that are attributable to investments in shares of the affiliated money market funds. No sales charges, contingent deferred sales charges, 12b-1 fees, or other underwriting or distribution fees will be incurred in connection with their investments in the affiliated money market funds. These Funds will vote their shares of each of the affiliated money market funds in proportion to the vote by all other shareholders of such fund. Moreover, no single Fund may own more than 3% of the outstanding shares of a single affiliated money market fund.

U.S. Government Obligations. The Funds may invest in obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities, including bills, notes and bonds issued by the U.S. Treasury, as well as "stripped" U.S. Treasury obligations such as Treasury Receipts issued by the U.S. Treasury representing either future interest or principal payments. Stripped securities are issued at a discount to their "face value," and may exhibit greater price volatility than ordinary debt securities because of the manner in which their principal and interest are returned to investors. The stripped Treasury obligations in which the Funds may invest do not include Certificates of Accrual on Treasury Securities ("CATS") or Treasury Income Growth Receipts ("TIGRs").

Obligations of certain agencies and instrumentalities of the U.S. Government, such as the Government National Mortgage Association ("GNMA"), are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Fannie Mae ("FNMA"), are supported by the right of the issuer to borrow from the Treasury; others, such as those of the Student Loan Marketing Association ("SLMA"), are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others, such as those of the Federal Farm Credit Bureau or the Federal Home Loan Mortgage Corporation ("FHLMC"), are supported only by the credit of the instrumentality. No assurance can be given that the U.S. Government would provide financial support to U.S. Government-sponsored agencies or instrumentalities if it is not obligated to do so by law. Each Fund will invest in the obligations of such agencies or instrumentalities only when AmSouth, or a Sub-Adviser believes that the credit risk with respect thereto is minimal.

Options Trading. Each Fund may also engage in writing covered call options (options on securities or currencies owned by the Fund). A call option gives the purchaser the right to buy, and a writer has the obligation to sell, the underlying security or foreign currency at the stated exercise price at any time prior to the expiration of the option, regardless of the market price or exchange rate of the security or foreign currency, as the case may be. The premium paid to the writer is consideration for undertaking the obligations under the option contract. A put option gives the purchaser the right to sell the underlying security or foreign currency at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price or exchange rate of the security or foreign currency, as the case may be. Put and call options will be valued at the last sale price, or in the absence of such a price, at the mean between bid and asked price.

When a portfolio security or currency subject to a call option is sold, a Fund will effect a "closing purchase transaction"--the purchase of a call option on the same security or currency with the same exercise price and expiration date as the call option which the Fund previously has written. If a Fund is unable to effect a closing purchase transaction, it will not be able to sell the underlying security or currency until the option expires or the Fund delivers the underlying security or currency upon exercise. In addition, upon the exercise of a call option by the holder thereof, a Fund will forego the potential benefit represented by market appreciation over the exercise price. Under normal conditions, it is not expected that a Fund will cause the underlying value of portfolio securities and/or currencies subject to such options to exceed 25% of its total assets.

When a Fund writes an option, an amount equal to the net premium (the premium less the commission) received by the Fund is included in the liability section of its statement of assets and liabilities as a deferred credit. The amount of the deferred credit will be subsequently marked-to-market to reflect the current value of the option written. The current value of the traded option is the last sale price or, in the absence of a sale, the average of the closing bid and asked prices. If an option expires on the stipulated expiration date, or if a Fund enters into a closing purchase transaction, it will realize a gain (or a loss if the cost of a closing purchase transaction exceeds the net premium received when the option is sold) and the deferred credit related to such option will be eliminated. If an option is exercised, the Fund may deliver the underlying security in the open market. In either event, the proceeds of the sale will be increased by the net premium originally received and the Fund will realize a gain or loss.

A Fund may write only covered call options. This means that the Funds will only write a call option on a security which it already owns. Such options must be listed on a national securities exchange and issued by the Options Clearing Corporation. The purpose of writing covered call options is to generate additional premium income for the Funds. This premium income will serve to enhance a Fund's total return and will reduce the effect of any price decline of the security involved in the option. Covered call options will generally be written on securities which are not expected to make any major price moves in the near future but which, over the long term, are deemed to be attractive investments for the Fund. Under normal conditions, it is not expected that the Value Fund will cause the underlying value of portfolio securities and/or currencies subject to such options to exceed 25% of its total assets.

Once the decision to write a call option has been made AmSouth, Five Points or OakBrook in determining whether a particular call option should be written on a particular security, will consider the reasonableness of the anticipated premium and the likelihood that a liquid secondary market will exist for those options. Closing transactions will be effected in order to realize a profit on an outstanding call option, to prevent an underlying security from being called, or to permit the sale of the underlying security. Furthermore, effecting a closing transaction will permit a Fund to write another call option on the underlying security with either a different exercise price or expiration date or both. If a Fund desires to sell a particular security from its portfolio on which it has written a call option, it will seek to effect a closing transaction prior to, or concurrently with, the sale of the security. There is, of course, no assurance that the Fund will be able to effect such closing transactions at a favorable price. If a Fund cannot enter into such a transaction, it may be required to hold a security that it might otherwise have sold, in which case it would continue to be at market risk on the security. This could result in higher transaction costs. A Fund will pay transaction costs in connection with the writing of options to close out previously written options. Such transaction costs are normally higher than those applicable to purchases and sales of portfolio securities.

Call options written by the Value Fund will normally have expiration dates of less than nine months from the date written. The exercise price of the options may be below, equal to, or above the current market values of the underlying securities at the time the options are written. From time to time, a Fund may purchase an underlying security for delivery in accordance with an exercise notice of a call option assigned to it, rather than delivering such security from its portfolio. In such cases, additional costs will be incurred. A Fund will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more than the premium received from the writing of the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by a Fund.

The Select Equity Fund and the Value Fund may purchase put options from time to time. A put is a right to sell a specified security (or securities) within a specified period of time at a specified exercise price. Puts may be acquired by the Funds to facilitate the liquidity of the portfolio assets. Puts may also be used to facilitate the reinvestment of assets at a rate of return more favorable than that of the underlying security. The Funds may sell, transfer, or assign a put only in conjunction with the sale, transfer, or assignment of the underlying security or securities. The amount payable to the Funds upon its exercise of a "put" is normally (i) the Fund's acquisition cost of the securities subject to the put (excluding any accrued interest which the Fund paid on the acquisition), less any amortized market premium or plus any accreted market or original issue discount during the period the Funds owned the securities, plus (ii) all interest accrued on the securities since the last interest payment date during that period. The Funds will generally acquire puts only where the puts are available without the payment of any direct or indirect consideration. However, if necessary or advisable, the Funds may pay for puts either separately in cash or by paying higher price for portfolio securities which are acquired subject to the puts (thus reducing the yield to maturity otherwise available for the same securities). The Funds intend to enter into puts only with dealers, banks, and broker-dealers which, in the opinion of AmSouth or OakBrook, present minimal credit risks.

When-Issued and Delayed-Delivery Securities. Each Fund may purchase securities on a "when-issued" or "delayed-delivery" basis (i.e., for delivery beyond the normal settlement date at a stated price and yield). In addition, the Funds may sell securities on a "forward commitment" basis. The Funds will engage in when-issued and delayed-delivery transactions only for the purpose of acquiring portfolio securities consistent with its investment objective and policies, not for investment leverage. When-issued securities involve a risk that the yield obtained in the transaction will be less than that available in the market when delivery takes place. The Funds will not pay for such securities or start earning interest on them until they are received.

When a Fund agrees to purchase securities on a "when-issued" or "delayed-delivery" basis, its custodian will set aside cash or liquid securities equal to the amount of the commitment in a separate account. Normally, the custodian will set aside securities to satisfy the purchase commitment, and in such a case, a Fund may be required subsequently to place additional assets in the separate account in order to assure that the value of the account remains equal to the amount of its commitment. It may be expected that a Fund investing in securities on a when-issued or delayed delivery basis, net assets will fluctuate to a greater degree when it sets aside securities to cover such purchase commitments than when it sets aside cash. In addition, because a Fund will set aside cash or liquid securities to satisfy its purchase commitments in the manner described above, its liquidity and the ability of its investment adviser to manage it might be affected in the event its commitments to purchase "when-issued" or "delayed-delivery" securities ever exceeded 25% of the value of its assets. Under normal market conditions, however, a Fund's commitment to purchase "when-issued" or "delayed-delivery" securities will not exceed 25% of the value of each Fund's total assets.

When a Fund engages in "when-issued" or "delayed-delivery" transactions, it relies on the seller to consummate the trade. Failure of the seller to do so may result in a Fund incurring a loss or missing the opportunity to obtain a price or yield considered to be advantageous.

Mortgage-Related and Asset-Backed Securities. Investments in these and other derivative securities will not be made for purposes of leverage or speculation, but rather primarily for conventional investment or hedging purposes, liquidity, flexibility and to capitalize on market inefficiencies. Each Fund may invest in mortgage-related securities issued by governmental entities. The Capital Growth Fund may invest also in mortgage-related securities issued by nongovernmental entities, provided, however, that to the extent the Fund purchases mortgage-related securities from such issuers which may, solely for purposes of the 1940 Act, be deemed to be investment companies, the Fund's investment in such securities will be subject to the limitations on its investment in investment company securities.

Mortgage-related securities, for purposes of the Funds' Prospectuses and this SAI, represent pools of mortgage loans assembled for sale to investors by various governmental agencies such as GNMA and government-related organizations such as FNMA and FHLMC, as well as by nongovernmental issuers such as commercial banks, savings and loan institutions, mortgage bankers and private mortgage insurance companies. Although certain mortgage-related securities are guaranteed by a third party or otherwise similarly secured, the market value of the security, which may fluctuate, is not so secured. If a Fund purchases a mortgage-related security at a premium, that portion may be lost if there is a decline in the market value of the security whether resulting from changes in interest rates or prepayments in the underlying mortgage collateral. As with other interest-bearing securities, the prices of such securities are inversely affected by changes in interest rates. However, though the value of a mortgage-related security may decline when interest rates rise, the converse is not necessarily true, since in periods of declining interest rates the mortgages underlying the securities are prone to prepayment, thereby shortening the average life of the security and shortening the period of time over which income at the higher rate is received. When interest rates are rising, though, the rate of prepayment tends to decrease, thereby lengthening the period of time over which income at the lower rate is received. For these and other reasons, a mortgage-related security's average maturity may be shortened or lengthened as a result of interest rate fluctuations and, therefore, it is not possible to predict accurately the security's return. In addition, regular payments received in respect of mortgage-related securities include both interest and principal. No assurance can be given as to the return the Funds will receive when these amounts are reinvested.

There are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage related securities and among the securities that they issue. Mortgage-related securities issued by GNMA include GNMA Mortgage Pass-Through Certificates (also known as "Ginnie Maes") which are guaranteed as to the timely payment of principal and interest by GNMA and such guarantee is backed by the full faith and credit of the United States. GNMA is a wholly-owned U.S. Government corporation within the Department of Housing and Urban Development. GNMA certificates also are supported by the authority of GNMA to borrow funds from the U.S. Treasury to make payments under its guarantee. Mortgage-related securities issued by FNMA include FNMA Guaranteed Mortgage Pass-Through Certificates (also known as "Fannie Maes") which are solely the obligations of FNMA and are not backed by or entitled to the full faith and credit of the United States. FNMA is a government-sponsored organization owned entirely by private stockholders. Fannie Maes are guaranteed as to the timely payment of the principal and interest by FNMA. Mortgage-related securities issued by FHLMC include FHLMC Mortgage Participation Certificates (also known as "Freddie Macs" or "Pcs"). FHLMC is a corporate instrumentality of the United States, created pursuant to an Act of Congress, which is owned entirely by Federal Home Loan Banks. Freddie Macs are not guaranteed by the United States or by any Federal Home Loan Banks and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank. Freddie Macs entitle the holder to the timely payment of interest, which is guaranteed by FHLMC. FHLMC guarantees either ultimate collection or the timely payment of all principal payments on the underlying mortgage loans. When FHLMC does not guarantee timely payment of principal, FHLMC may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.

The Capital Growth Fund may invest in Collateralized Mortgage Obligation ("CMOs"). CMOs may include stripped mortgage securities. Such securities are derivative multi-class mortgage securities issued by agencies or instrumentalities of the U.S. Government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing. Stripped mortgage securities are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of stripped mortgage security will have one class receiving all of the interest from the mortgage assets (the interest-only or "IO" class), while the other class will receive all of the principal (the principal-only or "PO" class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on the securities' yield to maturity. Generally, the market value of the PO class is unusually volatile in response to changes in interest rates. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Fund may fail to fully recoup its initial investment in these securities even if the security is rated in the highest rating category.

Like mortgages underlying mortgage-backed securities, automobile sales contracts or credit card receivables underlying asset-backed securities are subject to prepayment, which may reduce the overall return to certificate holders.
Nevertheless, principal prepayment rates tend not to vary much with interest rates, and the short-term nature of the underlying car loans or other receivables tends to dampen the impact of any change in the prepayment level. Certificate holders may also experience delays in prepayment on the certificates if the full amounts due on underlying sales contracts or receivables are not realized because of unanticipated legal or administrative costs of enforcing the contracts or because of depreciation or damage to the collateral (usually automobiles) securing certain contracts, or other factors. In certain market conditions, asset-backed securities may experience volatile fluctuations in value and periods of illiquidity. If consistent with its investment objective and policies, a Fund may invest in other asset-backed securities that may be developed in the future.

Real Estate Investment Trusts. Each Fund may invest in real estate investment trusts. Real estate investment trusts are sensitive to factors such as changes in real estate values and property taxes, interest rates, cash flow of underlying real estate assets, overbuilding, and the management skill and creditworthiness of the issuer. Real estate may also be affected by tax and regulatory requirements, such as those relating to the environment.

Restricted Securities. "Section 4(2) securities" are securities which are issued in reliance on the "private placement" exemption from registration which is afforded by Section 4(2) of the Securities Act of 1933 (the "1933 Act"). A Fund will not purchase section 4(2) securities which have not been determined to be liquid in excess of 15% of its net assets. Section 4(2) securities are restricted as to disposition under the federal securities laws, and generally are sold to institutional investors such as the Funds which agree that they are purchasing the securities for investment and not with a view to public distribution. Any resale must also generally be made in an exempt transaction.
Section 4(2) securities are normally resold to other institutional investors through or with the assistance of the issuer or investment dealers who make a market in such Section 4(2) securities, thus providing liquidity. AmSouth, Five Points, or OakBrook has been delegated the day-to-day authority to determine whether a particular issue of Section 4(2) securities, including those eligible for resale under Rule 144A under the 1933 Act, should be treated as liquid. Rule 144A provides a safe-harbor exemption from the registration requirements of the 1933 Act for resales to "qualified institutional buyers" as defined in Rule 144A. With the exception of registered broker-dealers, a qualified institutional buyer must generally own and invest on a discretionary basis at least $100 million in securities.

AmSouth, Five Points or OakBrook may deem Section 4(2) securities liquid if it believes that, based on the trading markets for such security, such security can be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the security. In making such determination, the following factors, among others, may be deemed relevant:
(i) the credit quality of the issuer; (ii) the frequency of trades and quotes for the security; (iii) the number of dealers willing to purchase or sell the security and the number of other potential purchasers; (iv) dealer undertakings to make a market in the security; and (v) the nature of the security and the nature of market-place trades.

Treatment of Section 4(2) securities as liquid could have the effect of decreasing the level of a Fund's liquidity to the extent that qualified institutional buyers become, for a time, uninterested in purchasing these securities.

Lending of Portfolio Securities. In order to generate additional income, the Funds may, from time to time, lend portfolio securities to broker-dealers, banks or institutional borrowers of securities. The Funds must receive 100% collateral, in the form of cash or U.S. Government securities. This collateral must be valued daily, and should the market value of the loaned securities increase, the borrower must furnish additional collateral to the lender. During the time portfolio securities are on loan, the borrower pays the lender any dividends or interest paid on such securities. Loans are subject to termination by the lender or the borrower at any time. While the Funds do not have the right to vote securities on loan, each intends to terminate the loan and regain the right to vote if that is considered important with respect to the investment. In the event the borrower defaults on its obligation to a Fund, it could experience delays in recovering its securities and possible capital losses. The Funds will only enter into loan arrangements with broker-dealers, banks or other institutions determined to be creditworthy under guidelines established by the Board of Trustees that permit a Fund to loan up to 33 1/3% of the value of its total assets.

Convertible  Securities.   The  Funds  may  invest  in  convertible  securities.
Convertible securities are fixed income securities that may be exchanged or converted into a predetermined number of the issuer's underlying common stock at the option of the holder during a specified time period. Convertible securities may take the form of convertible preferred stock, convertible bonds or debentures, units consisting of "usable" bonds and warrants or a combination of the features of several of these securities. The Funds will invest in convertible securities that are rated "BBB" or "Baa" or higher.

Securities rated "BB" or "Ba" or lower either have speculative characteristics or are speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligations. There is no lower limit with respect to rating categories for convertible securities in which the Fund may invest. Corporate debt obligations are "investment grade" if they are rated "BBB" or higher by S&P or "Baa" or higher by Moody's or, if unrated, are determined to be of comparable quality.

Convertible bonds and convertible preferred stocks are fixed income securities that generally retain the investment characteristics of fixed income securities until they have been converted but also react to movements in the underlying equity securities. The holder is entitled to receive the fixed income of a bond or the dividend preference of a preferred stock until the holder elects to exercise the conversion privilege. Usable bonds are corporate bonds that can be used in whole or in part, customarily at full face value, in lieu of cash to purchase the issuer's common stock.

When owned as part of a unit along with warrants, which are options to buy the common stock, they function as convertible bonds, except that the warrants generally will expire before the bond's maturity. Convertible securities are senior to equity securities, and, therefore, have a claim to assets of the corporation prior to the holders of common stock in the case of liquidation. However, convertible securities are generally subordinated to similar non-convertible securities of the same company. The interest income and dividends from convertible bonds and preferred stocks provide a stream of income with generally higher yields than common stocks, but lower than non-convertible securities of similar quality.

A Fund will exchange or convert the convertible securities held in its portfolio into shares of the underlying common stock in instances in which, in the opinion of the adviser or sub-adviser, the investment characteristics of the underlying common shares will assist the Fund in achieving its investment objective. Otherwise, a Fund will hold or trade the convertible securities. In selecting convertible securities for a Fund, the Adviser or Sub-adviser evaluates the investment characteristics of the convertible security as a fixed income instrument, and the investment potential of the underlying equity security for capital appreciation. In evaluating these matters with respect to a particular convertible security, the Adviser or Sub-Adviser may consider numerous factors, including the economic and political outlook, the value of the security relative to other investment alternatives, trends in the determinants of the issuer's profits, and the issuer's management capability and practices.

As with all fixed income securities, the market values of convertible securities tend to increase when interest rates decline and, conversely, tend to decline when interest rates increase.

Medium-Grade Debt Securities. Each Fund may invest up to 10% of its total assets in debt securities (other than convertible securities, which are discussed above), which are within the fourth highest rating group assigned by an NRSRO (e.g., including securities rated BBB by S&P or Baa by Moody's ) or, if not rated, are determined to be of comparable quality ("Medium-Grade Securities").

As with other fixed-income securities, Medium-Grade Securities are subject to credit risk and market risk. Market risk relates to changes in a security's value as a result of changes in interest rates. Credit risk relates to the ability of the issuer to make payments of principal and interest. Medium-Grade Securities are considered by Moody's to have speculative characteristics.

Medium-Grade Securities are generally subject to greater credit risk than comparable higher-rated securities because issuers are more vulnerable to economic downturns, higher interest rates or adverse issuer-specific developments. In addition, the prices of Medium-Grade Securities are generally subject to greater market risk and therefore react more sharply to changes in interest rates. The value and liquidity of Medium-Grade Securities may be diminished by adverse publicity and investor perceptions.

Because certain Medium-Grade Securities are traded only in markets where the number of potential purchasers and sellers, if any, is limited, the ability of a Fund to sell such securities at their fair market value either to meet redemption requests or to respond to changes in the financial markets may be limited.

Particular types of Medium-Grade Securities may present special concerns. The prices of payment-in-kind or zero-coupon securities may react more strongly to changes in interest rates than the prices of other Medium-Grade Securities. Some Medium-Grade Securities in which a Fund may invest may be subject to redemption or call provisions that may limit increases in market value that might otherwise result from lower interest rates while increasing the risk that a Fund may be required to reinvest redemption or call proceeds during a period of relatively low interest rates.

The credit ratings issued by NRSROs are subject to various limitations. For example, while such ratings evaluate credit risk, they ordinarily do not evaluate the market risk of Medium-Grade Securities. In certain circumstances, the ratings may not reflect in a timely fashion adverse developments affecting an issuer. For these reasons, AmSouth, Five Points and OakBrook conduct their own independent credit analysis of Medium-Grade Securities.

Should subsequent events cause the rating of a debt security purchased by a Fund to fall below BBB or Baa, as the case may be, its adviser or sub-adviser will consider such an event in determining whether the Fund should continue to hold that security. In no event, however, would a Fund be required to liquidate any such portfolio security where the Fund would suffer a loss on the sale of such security.

High Yield Securities. The Value Fund may invest in high yield convertible securities. High yield securities are securities that are rated below investment grade by an NRSRO (e.g., "BB" or lower by S&P and "Ba" or lower by Moody's). Other terms used to describe such securities include "lower rated bonds," "non-investment grade bonds" and "junk bonds." Generally, lower rated securities provide a higher yield than higher rated securities of similar maturity, but are subject to a greater degree of risk with respect to the ability of the issuer to meet its principal and interest obligations. Issuers of high yield securities may not be as strong financially as those issuing higher rated securities. The securities are regarded as predominantly speculative. The market value of high yield securities may fluctuate more than the market value of higher rated securities, since high yield securities tend to reflect short-term corporate and market developments to a greater extent than higher rated securities, which fluctuate primarily in response to the general level of interest rates, assuming that there has been no change in the fundamental interest rates and assuming that there has been no change in the fundamental quality of such securities. The market prices of fixed income securities generally fall when interest rates rise. Conversely, the market prices of fixed income securities generally rise when interest rates fall.

Additional risks of high yield securities include limited liquidity and secondary market support. As a result, the prices of high yield securities may decline rapidly in the event that a significant number of holders decide to sell. Changes in expectations regarding an individual issuer, an industry or high yield securities generally could reduce market liquidity for such securities and make their sale by the Value Fund more difficult, at least in the absence of price concessions. Reduced liquidity also could adversely affect the Value Fund's ability to accurately value high yield securities. Issuers of high yield securities also are more vulnerable to real or perceived economic changes (for instance, an economic downturn or prolonged period of rising interest rates), political changes or adverse developments specific to the issuer.
Adverse economic, political or other developments may impair the issuer's ability to service principal and interest obligations, to meet projected business goals and to obtain additional financing, particularly if the issuer is highly leveraged. In the event of a default, the Value Fund would experience a reduction of its income and could expect a decline in the market value of the defaulted securities.

Repurchase Agreements. Securities held by each Fund may be subject to repurchase agreements. Under the terms of a repurchase agreement, a Fund would acquire securities from member banks of the Federal Deposit Insurance Corporation and registered broker-dealers that AmSouth, Five Points or OakBrook deems creditworthy under guidelines approved by the Board of Trustees, subject to the seller's agreement to repurchase such securities at a mutually agreed-upon date and price, which includes interest negotiated on the basis of current short-term rates. The seller under a repurchase agreement will be required to maintain at all times the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). If the seller were to default on its repurchase obligation or become insolvent, a Fund holding such obligation would suffer a loss to the extent that the proceeds from a sale of the underlying portfolio securities were less than the repurchase price under the agreement. Securities subject to repurchase agreements will be held by the relevant Fund's custodian or another qualified custodian, as appropriate, or in the Federal Reserve/Treasury book-entry system.

Reverse Repurchase Agreements and Dollar Roll Agreements. The Funds may also enter into reverse repurchase agreements and dollar roll agreements in accordance with applicable investment restrictions. Pursuant to such reverse repurchase agreements, a Fund would sell certain of its securities to financial institutions such as banks and broker-dealers, and agree to repurchase them, or substantially similar securities in the case of a dollar roll agreement, at a mutually agreed upon date and price. A dollar roll agreement is analogous to a reverse repurchase agreement, with a Fund selling mortgage-backed securities for delivery in the current month and simultaneously contracting to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date. At the time a Fund enters into a reverse repurchase agreement or dollar roll agreement, it will segregate assets such as U.S. Government securities or other liquid securities consistent with its investment restrictions having a value equal to the repurchase price (including accrued interest), and will subsequently continually monitor the account to ensure that such equivalent value is maintained at all times. Reverse repurchase agreements and dollar roll agreements involve the risk that the market value of securities to be purchased by a Fund may decline below the price at which it is obligated to repurchase the securities, or that the other party may default on its obligation, so that a Fund is delayed or prevented from completing the transaction.

Futures Contracts. The Select Equity Fund may enter into contracts for the future delivery of securities or foreign currencies and futures contracts based on a specific security, class of securities, foreign currency or an index, purchase or sell options on any such futures contracts and engage in related closing transactions. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index. The Fund may engage in such futures contracts in an effort to hedge against market risks and to manage its cash position, but not for leveraging purposes. This investment technique is designed primarily to hedge against anticipated future changes in market conditions or foreign exchange rates which otherwise might adversely affect the value of securities which the Fund holds or intends to purchase. For example, when interest rates are expected to rise or market values of portfolio securities are expected to fall, the Fund can seek through the sale of futures contracts to offset a decline in the value of its portfolio securities. When interest rates are expected to fall or market values are expected to rise, the Fund, through the purchase of such contracts, can attempt to secure better rates or prices than might later be available in the market when it effects anticipated purchases.

The acquisition of put and call options on futures contracts will, respectively, give the Fund the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period.

The value of the Fund's contracts may equal or exceed 100% of its total assets, although it will not purchase or sell a futures contract unless immediately following such sale or purchase the aggregate amount of margin deposits on its existing futures positions plus the amount of premiums paid for related futures options entered into for other than bona fide hedging purposes is 5% or less of the its net assets. Futures transactions will be limited to the extent necessary to maintain the qualification of the Fund as a regulated investment company.

Futures transactions involve brokerage costs and require the Fund to segregate liquid assets, such as cash, U.S. Government securities or other liquid securities to cover its obligation under such contracts. The Fund may lose the expected benefit of futures transactions if interest rates, securities prices or foreign exchange rates move in an unanticipated manner. Such unanticipated changes may also result in poorer overall performance than if the Fund had not entered into any futures transactions. In addition, the value of the Fund's futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities and foreign currencies, limiting the Fund's ability to hedge effectively against interest rate, foreign exchange rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions.

Foreign Currency Transactions. The value of the assets of a Fund as measured in U.S. dollars may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations, and the Funds (except the Select Equity Fund) may incur costs in connection with conversions between various currencies. The Funds will conduct foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through forward contracts to purchase or sell foreign currencies. A forward foreign currency exchange contract ("forward currency contract") involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These forward currency contracts are traded directly between currency traders (usually large commercial banks) and their customers. The Funds may enter into forward currency contracts in order to hedge against adverse movements in exchange rates between currencies.

By entering into a forward currency contract in U.S. dollars for the purchase or sale of the amount of foreign currency involved in an underlying security transaction, the Funds are able to protect themselves against a possible loss between trade and settlement dates resulting from an adverse change in the relationship between the U.S. dollar and such foreign currency. However, this tends to limit potential gains which might result from a positive change in such currency relationships. The Funds (except the Select Equity Fund) may also hedge foreign currency exchange rate risk by engaging in a currency financial futures and options transactions, which are described below. The forecasting of short-term currency market movements is extremely difficult and whether such a short-term hedging strategy will be successful is highly uncertain.

It is impossible to forecast with precision the market value of portfolio securities at the expiration of a forward currency contract. Accordingly, it may be necessary for a Fund to purchase additional currency on the spot market if the market value of the security is less than the amount of foreign currency such Fund is obligated to deliver when a decision is made to sell the security and make delivery of the foreign currency in settlement of a forward contract. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security if its market value exceeds the amount of foreign currency such Fund is obligated to deliver.

If a Fund retains the portfolio security and engages in an offsetting transaction, it will incur a gain or a loss to the extent that there has been movement in forward currency contract prices. If a Fund engages in an offsetting transaction, it may subsequently enter into a new forward currency contract to sell the foreign currency. Although such contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, they also tend to limit any potential gain which might result should the value of such currency increase. The Funds will have to convert their holdings of foreign currencies into U.S. dollars from time to time. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the "spread") between the prices at which they are buying and selling various currencies.

Foreign Currency Options. A foreign currency option provides the Value Fund with the right to buy or sell a stated amount of foreign currency at the exercise price at a specified date or during the option period. A call option gives its owner the right, but not the obligation, to buy the currency, while a put option gives its owner the right, but not the obligation, to sell the currency. The option seller (writer) is obligated to fulfill the terms of the option sold if it is exercised. However, either seller or buyer may close its position during the option period in the secondary market for such options any time prior to expiration.

A call rises in value if the underlying currency appreciates. Conversely, a put rises in value if the underlying currency depreciates. While purchasing a foreign currency option can protect a Fund against an adverse movement in the value of a foreign currency, it does not limit the gain which might result from a favorable movement in the value of such currency. For example, if a Fund was holding securities denominated in an appreciating foreign currency and had purchased a foreign currency put to hedge against a decline in the value of the currency, it would not have to exercise its put. Similarly, if a Fund has entered into a contract to purchase a security denominated in a foreign currency and had purchased a foreign currency call to hedge against a rise in the value of the currency but instead the currency had depreciated in value between the date of purchase and the settlement date, such Fund would not have to exercise its call but could acquire in the spot market the amount of foreign currency needed for settlement.

Foreign Currency Futures Transactions. As part of its financial futures transactions, the Funds may use foreign currency futures contracts and options on such futures contracts. Through the purchase or sale of such contracts, a Fund may be able to achieve many of the same objectives as through forward foreign currency exchange contracts more effectively and possibly at a lower cost.

Unlike forward foreign currency exchange contracts, foreign currency futures contracts and options on foreign currency futures contracts are standardized as to amount and delivery period and may be traded on boards of trade and commodities exchanges or directly with a dealer which makes a market in such contracts and options. It is anticipated that such contracts may provide greater liquidity and lower cost than forward foreign currency exchange contracts.

Regulatory Restrictions. As required by the Securities and Exchange Commission, when purchasing or selling a futures contract or writing a put or call option or entering into a forward foreign currency exchange purchase, a Fund will segregate cash or liquid securities equal to the value of such contracts.

To the extent required to comply with Commodity Futures Trading Commission Regulation 4.5 and thereby avoid being classified as a "commodity pool operator," a Fund will not enter into a futures contract or purchase an option thereon if immediately thereafter the initial margin deposits for futures contracts held by such Fund plus premiums paid by it for open options on futures would exceed 5% of such Fund's total assets. Such Fund will not engage in transactions in financial futures contracts or options thereon for speculation, but only to attempt to hedge against changes in market conditions affecting the values of securities which such Fund holds or intends to purchase. When futures contracts or options thereon are purchased to protect against a price increase on securities intended to be purchased later, it is anticipated that at least 25% of such intended purchases will be completed. When other futures contracts or options thereon are purchased, the underlying value of such contracts will at all times not exceed the sum of: (1) accrued profit on such contracts held by the broker; (2) cash or high quality money market instruments set aside in an identifiable manner; and (3) cash proceeds from investments due in 30 days.


                             INVESTMENT RESTRICTIONS

The following investment restrictions may be changed with respect to a particular Fund only by a vote of a majority of the outstanding Shares of that Fund (as defined under "ADDITIONAL INFORMATION -- Vote of a Majority of the Outstanding Shares" in this SAI).

None of the Funds will:

     1. Purchase any securities which would cause more than 25% of the value of the Fund's total assets at the time of purchase to be invested in securities of one or more issuers conducting their principal business activities in the same industry, provided that: (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities and repurchase agreements secured by obligations of the U.S. Government or its agencies or instrumentalities; (b) wholly owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents; and (c) utilities will be divided according to their services. For example, gas, gas transmission, electric and gas, electric and telephone will each be considered a separate industry;

     2. Purchase securities of any one issuer, other than obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, if, immediately after such purchase, more than 5% of the value of the Fund's total assets would be invested in such issuer, or the Fund would hold more than 10% of the outstanding voting securities of the issuer, except that 25% or less of the value of a Fund's total assets may be invested without regard to such limitations. There is no limit to the percentage of assets that may be invested in U.S. Treasury bills, notes, or other obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities. This investment restriction does not apply to the Select Equity Fund or the Capital Growth Fund;

     3. Borrow money or issue senior securities, except that a Fund may borrow from banks or brokers, in amounts up to 10% of the value of its total assets at the time of such borrowing. A Fund will not purchase securities while its borrowings exceed 5% of its total assets;

     4. Make loans, except that a Fund may purchase or hold debt instruments and lend portfolio securities (in an amount not to exceed one-third of its total assets), in accordance with its investment objective and policies, make time deposits with financial institutions and enter into repurchase agreements;

     5. Underwrite the securities issued by other persons, except to the extent that a Fund may be deemed to be an underwriter under certain securities laws in the disposition of "restricted securities;"

     6. Purchase or sell commodities or commodities contracts, except to the extent disclosed in the current Prospectus of the Fund; and

     7. Purchase or sell real estate (although investments in marketable securities of companies engaged in such activities and securities secured by real estate or interests therein are not prohibited by this restriction).

The following additional investment restrictions are not fundamental policies and therefore may be changed without the vote of a majority of the outstanding Shares of a Fund. None of the Funds may:

     1. Engage in any short sales (except for short sales "against the box");

     2. Purchase securities of other investment companies, except (a) in connection with a merger, consolidation, acquisition or reorganization, (b) to the extent permitted by the 1940 Act or pursuant to any exemptions therefrom;

     3. Mortgage or hypothecate the Fund's assets in excess of one-third of the Fund's total assets; and

     4. Purchase or otherwise acquire any securities if, as a result, more than 15% of the Fund's net assets would be invested in securities that are illiquid.

If any percentage restriction described above is satisfied at the time of purchase, a later increase or decrease in such percentage resulting from a change in net asset value will not constitute a violation of such restriction. However, should a change in net asset value or other external events cause a Fund's investments in illiquid securities to exceed the limitation set forth in such Fund's Prospectus, that Fund will act to cause the aggregate amount of illiquid securities to come within such limit as soon as reasonably practicable. In such an event, however, that Fund would not be required to liquidate any portfolio securities where the Fund would suffer a loss on the sale of such securities.

Portfolio Turnover

Changes may be made in a Fund's portfolio consistent with the investment objective and policies of the Fund whenever such changes are believed to be in the best interests of the Fund and its Shareholders. The portfolio turnover rates for all of the Funds may vary greatly from year to year as well as within a particular year, and may be affected by cash requirements for redemptions of Shares and by requirements which enable the Funds to receive certain favorable tax treatments. High portfolio turnover rates will generally result in higher transaction costs to a Fund, including brokerage commissions.

Each Fund will be managed without regard to its portfolio turnover rate.

The portfolio turnover rate for each of the Funds is calculated by dividing the lesser of a Fund's purchases or sales of portfolio securities for the year by the monthly average value of the securities. The Securities and Exchange Commission requires that the calculation exclude all securities whose remaining maturities at the time of acquisition are one year or less.

                                 NET ASSET VALUE

The net asset value of each Fund is determined and the Shares of each Fund are priced as of the Valuation Times on each Business Day of the Trust (other than a day on which there are insufficient changes in the value of a Fund's portfolio securities to materially affect the Fund's net asset value or a day on which no Shares of the Fund are tendered for redemption and no order to purchase any Shares is received). A "Business Day" is a day on which the New York Stock Exchange, Inc. ("NYSE") is open for trading. Currently, the NYSE is closed on the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving, and Christmas.

Valuation of the Funds

Portfolio securities, the principal market for which is a securities exchange, generally will be valued at the closing sales price on that exchange on the day of computation, or, if there have been no sales during such day, at the latest bid quotation. Portfolio securities, the principal market for which is not a securities exchange, generally will be valued at their latest bid quotation in such principal market. If no such bid price is available, then such securities will be valued in good faith at their respective fair market values using methods determined by or under the supervision of the Board of Trustees. Foreign securities generally are valued based on quotations from the primary market in which they are traded and are translated from the local currency into U.S. dollars using current exchange rates. Shares of investment companies are valued on the basis of their net asset values, subject to any applicable sales charge. Portfolio securities with a remaining maturity of 60 days or less will be valued either at amortized cost or original cost plus accrued interest, which approximates current value.

All other assets and securities, including securities for which market quotations are not readily available, will be valued at their fair market value as determined in good faith under the general supervision of the Board of Trustees. If a significant market event impacting the value of a portfolio security occurs subsequent to the close of trading in the security, but prior to the calculation of a Fund's net asset value per share, market quotations for that security may not be readily available. If the impact of such a significant market event materially affects the net asset value per share of a Fund, an affected portfolio security will be valued at fair market value as determined in good faith under the general supervision of the Board of Trustees.

                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

The Shares of each Fund are sold on a continuous basis by the Distributor, and the Distributor has agreed to use appropriate efforts to solicit all purchase orders. The public offering price of Shares of the Funds is their net asset value per Share.

The Trust may suspend the right of redemption or postpone the date of payment for Shares during any period when (a) trading on the NYSE is restricted by applicable rules and regulations of the Securities and Exchange Commission, (b) the NYSE is closed for other than customary weekend and holiday closings, (c) the Securities and Exchange Commission has by order permitted such suspension, or (d) an emergency exists as a result of which (i) disposal by the Trust of securities owned by it is not reasonably practical or (ii) it is not reasonably practical for the Trust to determine the fair market value of its net assets.

Shares may be redeemed without charge on any day that net asset value is calculated. All redemption orders are effected at the net asset value per Share next determined after receipt by the Distributor of a redemption request. Payment for Shares redeemed normally will be made within seven days.

The Trust intends to pay cash for all Shares redeemed, but under abnormal conditions which make payment in cash unwise, payment may be made wholly or partly in portfolio securities at their then market value equal to the redemption price. In such cases, a Shareholder may incur brokerage costs in converting such securities to cash.

Variable Contract Owners do not deal directly with the Funds to purchase, redeem, or exchange Shares, and Variable Contract Owners should refer to the prospectus for the applicable Separate Account for information on the allocation of premiums and on transfers of accumulated value among sub-accounts of the pertinent Separate Account that invests in the Funds.

Each Fund reserves the right to discontinue offering Shares at any time. In the event that a Fund ceases offering its Shares, any investments allocated to the Fund will, subject to any necessary regulatory approvals, be invested in another portfolio of the Trust deemed appropriate by the Trustees.

                             MANAGEMENT OF THE TRUST

Management Information

The names of the Trustees, their addresses, ages, positions, principal occupation(s) during the past five years, number of portfolios in the fund complex overseen, and other directorships held by each Trustee and executive officer who is an "interested person" (as defined in the 1940 Act) and each non-interested Trustee are set forth below:

Trustees

      Name, Address, and Age          Position(s)   Term of Office       Principal      Number of      Other Trusteeships
                                       Held with     and Length of     Occupation(s)    Portfolios       Held By Trustee
                                         Fund        Time Served       During Past 5     in Fund
                                                                           Years         Complex
                                                                                       Overseen by
                                                                                          Trustee
Non-Interested Trustees

James H. Woodward                    Trustee        Indefinite       Chancellor,            26          J.A. Jones, Inc.
University of North Carolina                        4/97 to present  University of
   at Charlotte                                                      North Carolina
9201 University City Blvd.                                           at
Charlotte, NC 28223                                                  Charlotte--7/89
Birthdate:  11/24/1939                                               to present
------------------------------------ -------------- ---------------- ------------------ -------------- -----------------------------
Michael Van Buskirk                  Trustee        Indefinite       Chief Executive        26          Coventry Corporation
3435 Stelzer Road                                   4/97 to present  Officer, Ohio
Columbus, Oh 43219                                                   Bankers Assoc.
Birthdate:  02/22/1947                                               (industry trade
                                                                     association)--
                                                                     5/91 to  present
------------------------------------ -------------- ---------------- ------------------ -------------- -----------------------------
Interested Trustees
------------------------------------ -------------- ---------------- ------------------ -------------- -----------------------------
Walter B. Grimm1                     Trustee        Indefinite       Employee of            26         1st Source Monogram Funds
3435 Stelzer Road                                   4/97 to present  BISYS Fund
Columbus, Oh 43219                                                   Services--6/92 to                 American Performance
Birthdate:  06/30/1945                                               present
                                                                                                       Brenton Mutual Funds

                                                                                                       Counter Bond Fund

                                                                                                       Kensington Funds

                                                                                                       Performance Funds Trust

                                                                                                       The Shelby Funds

                                                                                                       United American Cash
                                                                                                       Reserves

                                                                                                       UST  of  Boston

1 Mr. Grimm may be deemed to be an "interested person," as defined by the Investment Company Act of 1940, because of his employment with BISYS Fund Services.



Executive Officers

    Name, Address, and          Position(s) Held with         Term of Office and                    Principal
           Age                         Trust                 Length of Time Served         Occupation(s) During
                                                                                                  Past 5 Years

Walter B. Grimm                 President and Chairman       Indefinite                   Employee of BISYS Fund
3435 Stelzer Road               of the Board                 4/97 to present              Services (6/92 to present)
Columbus, Oh 43219
Age:  56

Charles L. Booth                Vice President and           Indefinite                   Employee of BISYS Fund
3435 Stelzer Road, Columbus,    Assistant Secretary          4/99 to present              Services (4/91 to present).
OH 43219
Age: 42

Jeffrey Cusick                  Vice President               Indefinite                   Employee of BISYS Fund
3435 Stelzer Road, Columbus,                                 11/01 to present             Services (7/95 to present).
OH 43219
Age: 42

Alaina Metz                     Secretary                    Indefinite                   Employee of BISYS Fund
3435 Stelzer Road, Columbus,                                 4/97 to present              Services (6/95 to present).
OH 43219
Age:  35

Steven Pierce                   Treasurer                    Indefinite                   Employee of BISYS Fund
3435 Stelzer Road, Columbus,                                 8/01 to present              Services (4/99 to
OH 43219                                                                                  present); Manager of
Age:  36                                                                                  Investment Operations, CNA
                                                                                          Insurance (10/96 to 4/99).

Nimish Bhatt                    Principal Financial and      Indefinite                   Employee of BISYS Fund
3435 Stelzer Road, Columbus,    Accounting Officer and       11/98 to present             Services (7/96 to
OH 43219                        Comptroller                                               present).
Age:  38

Board of Trustees

Overall responsibility for management of the Trust rests with its Board of Trustees, who are elected by the Shareholders of the Trust. The Trustees elect the officers of the Trust to supervise actively its day-to-day operations.

Valuation Committee

The Board of Trustees has a Valuation Committee whose function is to monitor the valuation of portfolio securities and other investments and, as required by the Trust's valuation policies, when the Board is not in session it shall determine the fair value of portfolio holdings after consideration of all relevant factors, which determinations shall be reported to the full Board. The Valuation Committee currently consists of Messrs. Van Buskirk, Grimm, Pierce, and Ms. Metz. The Valuation Committee held no meetings during the last year.

Listed below for each Trustee is a dollar range of securities beneficially owned in the Funds together with the aggregate dollar range of equity securities in all registered investment companies overseen by each Trustee that are in the same family of investment companies as the Trust, as of December 31, 2001.

            Name of Trustee                    Dollar Range of Equity                 Aggregate Dollar Range of
                                               Securities in the Trust                 Equity Securities in All
                                                                                         Registered Investment
                                                                                         Companies Overseen by
                                                                                    Trustee in Family of Investment
                                                                                              Companies

James H. Woodward                                        none                                   none
Michael Van Buskirk                                      none                                   none
Walter B. Grimm                                          none                                   none

As of June 1, 2002, the Trustees and officers of the Trust, as a group, owned Variable Contracts that entitled them to give voting instructions with respect to less than one percent of the Shares of any portfolio of the Trust.

No non-interested Trustee (or an immediate family member thereof) had any direct or indirect interest, the value of which exceeds $60,000, in the Adviser, the principal underwriter of the Trust, or any entity controlling, controlled by or under common control with the Adviser or the principal underwriter of the Trust (no including registered investment companies). Set forth in the table below is information regarding each non-interested Trustee's (and his immediate family members') share ownership in securities of the Adviser, the principal underwriter of the Trust, and any entity controlling, controlled by or under common control with the Adviser or principal underwriter of the Trust (not including registered investment companies).

  Name of                Name of         Company           Title of           Value of          Percent of
  Trustee              Owners and                           Class            Securities           Class
                      Relationships
                       to Trustee


James H. Woodward         none           none                none               none                none
Michael Van Buskirk       none           none                none               none                none

No non-interested Trustee or immediate family member has during the two most recently completed calendar years had: (i) any material interest, direct or indirect, in any transaction or series of similar transactions, in which the amount involved exceeds $60,000; (ii) any securities interest in the principal underwriter of the Trust or the Adviser or their affiliates (other than the Trust); or (iii) any direct or indirect relationship of any nature, in which the amount involved exceeds $60,000, with:

     o    the Funds;

     o    an officer of the Funds;

     o an investment company, or person that would be an investment company but for the exclusions provided by sections 3(c)(1) and 3(c)(7) of the 1940 Act, having the same investment adviser or principal underwriter as the Funds or having an investment adviser or principal underwriter that directly or indirectly controls, is controlled by, or is under common control with the Adviser or principal underwriter of the Funds;

     o an officer of an investment company, or a person that would be an investment company but for the exclusions provided by sections 3(c)(1) and 3(c)(7) of the 1940 Act, having the same investment adviser or principal underwriter as the Funds or having an investment adviser or principal underwriter that directly or indirectly controls, is controlled by, or is under common control with the Adviser or principal underwriter of the Funds;

     o    the Adviser or principal underwriter of the Funds,

     o    an officer of the Adviser or principal underwriter of the Funds;

     o a person directly or indirectly controlling, controlled by, or under common control with the Adviser or principal underwriter of the Funds; or

     o an officer of a person directly or indirectly controlling, controlled by, or under common control with the Adviser or principal underwriter of the Funds.

Trustee Compensation

The Trust pays each Trustee who is not an employee of BISYS or its affiliates a retainer fee at the rate of $500 per calendar quarter, reasonable out-of-pocket expenses, $750 for each regular meeting of the Board of Trustees attended in person, and $250 for each regular meeting of the Board of Trustees attended by telephone. The Trust also pays each such Trustee $750 for each special meeting of the Board of Trustees attended in person, and $250 for each special meeting of the Board of Trustees attended by telephone. For the fiscal year ended December 31, 2001, the Trust paid the following compensation to the Trustees of the Trust:

 Name of Person,                 Aggregate            Pension or                Estimated             Total
    Position                    Compensation          Retirement             Annual Benefits      Compensation
                                 From Fund         Benefits Accrued           Upon Retirement      From Fund and
                                                   as Part of Funds                                Fund Complex**
                                                        Expenses*                                Paid to Directors

James H. Woodward,                 $4,000                 None                   None                  $4,000
Trustee

Michael Van                        $4,000                 None                   None                  $4,000
Buskirk,         Trustee

Walter B. Grimm, Trustee             $0                   None                   None                    $ 0

* The Trust does not accrue pension or retirement benefits as part of Fund expenses, and Trustees of the Trust are not entitled to benefits upon retirement from the Board of Trustees.

** The Fund Complex consisted of the Trust, The BB&T Funds, AmSouth Funds, HSBC Mutual Funds Trust, HSBC Funds Trust, and the Fifth Third Funds.

The officers of the Trust receive no compensation directly from the Trust for performing the duties of their offices. BISYS Fund Services Ohio, Inc. receives fees from the Trust for providing certain administration, fund accounting and transfer agency services.

Investment Adviser

Subject to the general supervision of the Trust's Board of Trustees and in accordance with the Funds' investment objectives and restrictions, investment advisory services are provided to each Fund by AmSouth Investment Management Company, LLC ("AmSouth" or the "Adviser"), 1901 Sixth Avenue North, Birmingham, AL 35203, pursuant to an Investment Advisory Agreement dated September 16, 1997 (the "Investment Advisory Agreement"). AmSouth is a separate, wholly-owned subsidiary of AmSouth Bancorporation ("AmSouth Bank"), one of the largest banking institutions headquartered in the mid-south region. Management and investment advisory personnel that formerly provided investment management services to the Fund now do so as the personnel of AmSouth.

Under the Investment Advisory Agreement, AmSouth has agreed to provide, either directly or through one or more sub-advisers, investment advisory services for each of the Funds as described in the Prospectuses and this SAI. For the services provided and expenses assumed pursuant to the Investment Advisory Agreement, AmSouth is entitled to a fee, computed daily and paid monthly at the following rates, calculated as a percentage of average daily net assets of each
Fund: 0.60% for the Value Fund, 0.70% for the Capital Growth Fund and 0.80% for the Select Equity Fund. For the fiscal years ended December 31, 1999, December 31, 2000 and December 31, 2001, the Value Fund incurred investment advisory fees equal to $161,583, $369,693 and $504,056, respectively, of which $24,238, $0, and $0, respectively, was waived or reimbursed by AmSouth. For the period from May 3, 1999 (commencement of operations) through December 31, 1999, and for the fiscal years ended December 31, 2000, and December 31, 2001, the Select Equity Fund incurred investment advisory fees equal to $9,703, $27,854 and $84,072, respectively, of which $970, $2,785 and $21,630, respectively, was waived or reimbursed by AmSouth. For the period from May 1, 2001 (commencement of operations) through December 31, 2001, the Capital Growth Fund incurred investment advisory fees equal to $6,255, of which $6,533 was waived or reimbursed by AmSouth.

Unless sooner terminated, the Investment Advisory Agreement continues in effect as to a particular Fund for an initial term of up to two years, and thereafter for successive one-year periods if such continuance is approved at least annually by the Board of Trustees or by vote of a majority of the outstanding Shares of such Fund and a majority of the Trustees who are not parties to the Investment Advisory Agreement or interested persons (as defined in the 1940 Act) of any party to the Investment Advisory Agreement by votes cast in person at a meeting called for such purpose. The Investment Advisory Agreement is terminable as to a particular Fund at any time on 60 days' written notice without penalty by the Trustees, by vote of a majority of the outstanding Shares of that Fund, or by AmSouth. The Investment Advisory Agreement also terminates automatically in the event of any assignment, as defined in the 1940 Act.

The Investment Advisory Agreement provides that AmSouth shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the performance of its duties, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith, or gross negligence on the part of AmSouth or a Sub-Adviser in the performance of their duties, or from reckless disregard of their duties and obligations thereunder.

From time to time, advertisements, supplemental sales literature, and information furnished to present or prospective Shareholders of the Funds may include descriptions of AmSouth including, but not limited to, (i) descriptions of AmSouth's operations; (ii) descriptions of certain personnel and their functions; and (iii) statistics and rankings related to AmSouth's operations.

The Board of Trustees most recently approved the Investment Advisory Agreement and the investment sub-advisory agreements at a meeting held on February 13, 2002. In determining whether it was appropriate to approve the Investment Advisory Agreement and investment sub-advisory agreements, the Board of Trustees requested information, provided by AmSouth and the Sub-Advisers, that it believed to be reasonably necessary to reach its conclusion. The Board of Trustees carefully evaluated this information, and was advised by legal counsel with respect to its deliberations. Based on its review of the information requested and provided, the Board of Trustees determined that the Investment Advisory Agreement and each investment sub-advisory agreement is consistent with the best interests of each Fund to which it applies and its shareholders, and enables each Fund to receive high quality services at a cost that is appropriate, reasonable, and in the best interests of the Funds and their shareholders. The Board of Trustees made these determinations on the basis of the following considerations, among others:

o The investment advisory fees payable to AmSouth and each Sub-Adviser under the Investment Advisory Agreement and each investment sub-advisory agreement are fair and reasonable in light of the services to be provided, the anticipated costs of these services, the profitability of AmSouth's and each Sub-Adviser's relationship with the Funds, and the comparability of the proposed fee to fees paid by comparable mutual funds;

o The Investment Advisory Agreement and each investment sub-advisory agreement did not increase current investment advisory fees or overall operating expenses of each Fund to which it applies over historical fee and expense levels;

o With respect to the Select Equity Fund and the Capital Growth Fund, the continuity of each Fund's current portfolio manager and other persons responsible for management of the Fund, which should help ensure continuity of management and consistency of performance;

o The nature, quality and extent of the investment advisory services expected to be provided by AmSouth and each Sub-Adviser, in light of the high quality services provided to the Funds in the past and the other mutual funds advised by AmSouth and each Sub-Adviser and the Funds' historic performance, including achievement of stated investment objectives;

o AmSouth's and each Sub-Adviser's representations regarding its staffing and capabilities to manage the Funds, including the retention of personnel with significant portfolio management experience;

o    AmSouth's  and  each  Sub-Adviser's   entrepreneurial   commitment  to  the
     management and success of the Funds, which could entail a substantial commitment of resources to the successful operation of the Funds;

o The overall high quality of the personnel, operations, financial condition, investment management capabilities, methodologies, and performance of AmSouth and each Sub-Adviser.

Accordingly, in light of the above considerations and such other factors and information it considered relevant, the Board of Trustees unanimously approved the Investment Advisory Agreement and each investment sub-advisory agreement.

Investment Sub-Advisers

Subject to the general supervision of the Trust's Board of Trustees and in accordance with the Fund's investment objective and restrictions, investment sub-advisory services are provided to the Select Equity Fund by OakBrook, 701 Warrenville Road, Suite 335, Lisle, IL 60532, pursuant to a sub-advisory agreement with OakBrook dated May 1, 1999. OakBrook is 50% owned by AmSouth and 50% owned by Neil Wright, Janna Sampson and Peter Jankovskis. Subject to the general supervision of the Trust's Board of Trustees and in accordance with the Fund's investment objective and restrictions, investment sub-advisory services are provided to the Capital Growth Fund by Five Points, 1901 Sixth Avenue North, Birmingham, Alabama, 35203, pursuant to a sub-advisory agreement with AmSouth dated November 14, 2001. Five Points is a separate, wholly-owned subsidiary of AmSouth Bank, which is a bank affiliate of AmSouth Bancorporation, the parent company of AmSouth. Each agreement between AmSouth and a Sub-Adviser may be referred to as a "Sub-Advisory Agreement."

Prior to June 20, 2002, Rockhaven Asset Management, LLC ("Rockhaven") provided investment sub-advisory services for the Value Fund. Under the Sub-Advisory Agreement with Rockhaven, Rockhaven had agreed to provide investment advisory services for the Value Fund. For its services and expenses incurred under the Sub-Advisory Agreement, Rockhaven was entitled to a fee payable by AmSouth. The fee was computed daily and paid monthly at an annual rate of 0.36% of the Fund's average daily net assets or such lower fee agreed upon in writing by AmSouth and Rockhaven, provided that if AmSouth waived a portion of its investment advisory fee, the Sub-Adviser had agreed that its sub-advisory fee would not exceed 60% of AmSouth's net investment advisory fee. For the fiscal years ended December 31, 1999, December 31, 2000, and December 31, 2001, $82,256, $221,816 and
$302,380, respectively, were paid by AmSouth to Rockhaven in sub-advisory fees.

Under the Sub-Advisory Agreement with OakBrook, OakBrook has agreed to provide investment advisory services for the Select Equity Fund as described in the Prospectus describing that Fund. For its services and expenses incurred under the Sub-Advisory Agreement, OakBrook is entitled to a fee payable by AmSouth. The fee is computed daily and paid monthly at an annual rate of 0.56% of the Fund's average daily net assets or such lower fee as may be agreed upon in writing by AmSouth and OakBrook, provided that if AmSouth waives some or all of its investment advisory fee, OakBrook shall waive its fee so that it shall receive no more than seventy percent (0.70%) of the net investment advisory fee paid to AmSouth, subject to the requirement that OakBrook receive an investment advisory fee at an annual rate no lower than the following rates (as a percentage of the average daily net assets of the Select Equity Fund) for the indicated levels of assets under management: up to $10 million -.476%; $10-50 million - .42%; and over $50 million - .28%. For the period from May 3, 1999 (commencement of operations) through December 31, 1999, $6,089 was paid by AmSouth to OakBrook in sub-advisory fees. For the fiscal year ended December 31, 2000 and December 31, 2001, $17,548 and $52,860, respectively were paid by AmSouth to OakBrook in sub-advisory fees.

Under the Sub-Advisory Agreement with Five Points, Five Points has agreed to provide investment advisory services for the Capital Growth Fund as described in the Prospectus describing that Fund. For its services and expenses incurred under the Sub-Advisory Agreement, Five Points is entitled to a fee payable by AmSouth. The fee is computed daily and paid monthly at an annual rate of 0.70% of the Fund's average daily net assets or such lower fee as may be agreed upon in writing by AmSouth and Five Points, provided that if AmSouth waives some or all of its investment advisory fee, Five Points shall waive its fee so that it shall not exceed 100% of AmSouth's net investment advisory fee. For the period from May 1, 2001 (commencement of operations) through December 31, 2001, $6,255 was paid by AmSouth to Five Points in sub-advisory fees.

Unless sooner terminated, a Sub-Advisory Agreement shall continue with respect to a Fund for an initial term of two years, and thereafter for successive one-year periods if such continuance is approved at least annually by the Board of Trustees of the Trust or by vote of the holders of a majority of the outstanding voting Shares of the Fund and a majority of the Trustees who are not parties to the Sub-Advisory Agreement or interested persons (as defined in the 1940 Act) of any party to the Sub-Advisory Agreement by vote cast in person at a meeting called for such purpose. A Sub-Advisory Agreement may be terminated with respect to a Fund by the Trust at any time without the payment of any penalty by the Board of Trustees of the Trust, by vote of the holders of a majority of the outstanding voting securities of the Fund, or by the Investment Adviser or Sub-Adviser on 60 days' written notice. A Sub-Advisory Agreement will also immediately terminate in the event of its assignment, as defined in the 1940 Act.

Each Sub-Advisory Agreement provides that the Sub-Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Investment Adviser, the Trust or the Fund in connection with the performance of its duties, except that the Sub-Adviser shall be liable to the Investment Adviser for a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Sub-Adviser in the performance of its duties or from reckless disregard by it of its obligations or duties thereunder. From time to time, advertisements, supplemental sales literature and information furnished to present or prospective Variable Contract Owners may include descriptions of a Sub-Adviser including, but not limited to,
(i) descriptions of a Sub-Adviser's operations; (ii) descriptions of certain personnel and their functions; and (iii) statistics and rankings relating to a Sub-Adviser's operations.

Portfolio Transactions

AmSouth and the Sub-Advisers determine, subject to the general supervision of the Board of Trustees and in accordance with each Fund's investment objective and restrictions, which securities are to be purchased and sold by a Fund, and which brokers or dealers are to be eligible to execute such Fund's portfolio transactions.

Purchases and sales of portfolio securities which are debt securities usually are principal transactions in which portfolio securities are normally purchased directly from the issuer or from an underwriter or market maker for the securities. Purchases from underwriters of portfolio securities generally include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers may include the spread between the bid and asked price. Transactions on stock exchanges involve the payment of negotiated brokerage commissions. Transactions in the over-the-counter market are generally principal transactions with dealers. With respect to the over-the-counter market, the Trust, where possible, will deal directly with dealers who make a market in the securities involved except in those circumstances where best execution is available elsewhere or through use of a broker.

Unless directed by the Board of Trustees, allocation of transactions, including their frequency, to various brokers and dealers is determined in good faith by AmSouth or a Sub-Adviser in its best judgment and in a manner deemed fair and reasonable to Shareholders. In selecting a broker or dealer, AmSouth or a Sub-Adviser evaluates a wide range of criteria, including the commission rate or dealer mark-up, execution capability, the broker's/dealer's positioning and distribution capabilities, back office efficiency, ability to handle difficult trades, financial stability, reputation, prior performance, and, in the case of brokerage commissions, research. The primary consideration is the broker's ability to provide "best execution," which is the best overall qualitative execution of the Fund's brokerage transactions, so that the total costs or proceeds to the Funds are the most favorable under the circumstances. Subject to this consideration, brokers and dealers who provide supplemental investment research to AmSouth or a Sub-Adviser may receive orders for transactions on behalf of the Trust. Research may include brokers' analyses of specific securities, performance and technical statistics, and information databases. It may also include maintenance research, which is the information that keeps AmSouth or a Sub-Adviser informed concerning overall economic, market, political and legal trends. Under some circumstances, AmSouth or a Sub-Adviser's evaluation of research and other broker selection criteria may result in one or a few brokers executing a substantial percentage of a Fund's trades. This might occur, for example, where a broker can provide best execution at a cost that is reasonable in relation to its services and the broker offers unique or superior research facilities, special knowledge or expertise in a Fund's relevant markets, or access to proprietary information about companies that are a majority of a Fund's investments.

Research information so received is in addition to and not in lieu of services required to be performed by AmSouth or a Sub-Adviser and does not reduce the fees payable to AmSouth or a Sub-Adviser by the Trust. Such information may be useful to AmSouth or a Sub-Adviser in serving both the Trust and other clients and, conversely, supplemental information obtained by the placement of business of other clients may be useful in carrying out its obligations to the Trust. While AmSouth or a Sub-Adviser generally seeks competitive commissions, the Trust may not necessarily pay the lowest commission available on each brokerage transaction for the reasons discussed above.

Investment decisions for each Fund are made independently from those for the other Funds or any other portfolio, investment company or account managed by AmSouth, Five Points or OakBrook. Any such other portfolio, investment company or account may also invest in the same securities as the Trust. When a purchase or sale of the same security is made at substantially the same time on behalf of a Fund and another Fund, portfolio, investment company or account, the transaction will be averaged as to price and available investments will be allocated as to amount in a manner which AmSouth or a Sub-Adviser believes to be equitable to the Fund(s) and such other portfolio, investment company or account. In some instances, this investment procedure may adversely affect the price paid or received by a Fund or the size of the position obtained by a Fund. To the extent permitted by law, AmSouth or a Sub-Adviser may aggregate the securities to be sold or purchased for a Fund with those to be sold or purchased for the other Funds or for other portfolio, investment companies or accounts in order to obtain best execution. In making investment recommendations for the Trust, AmSouth or a Sub-Adviser will not inquire or take into consideration whether an issuer of securities proposed for purchase or sale by the Trust is a customer of AmSouth, a Sub-Adviser or BISYS, their parents or their subsidiaries or affiliates and, in dealing with its customers, AmSouth, Five Points, OakBrook, their parents, subsidiaries, and affiliates will not inquire or take into consideration whether securities of such customers are held by the Trust.

For the fiscal years ended December 31, 1999, December 31, 2000, and December 31, 2001, the Value Fund paid aggregate brokerage commissions equal to $58,139, $149,906, and $322,706, respectively. For the period from May 1, 1999 (commencement of operations) through December 31, 1999, and the fiscal years ended December 31, 2000, and December 31, 2001 the Select Equity Fund paid aggregate brokerage commissions equal to $2,738.56, $3,763, and $10,597, respectively. For the period from May 1, 2001, (commencement of operations) through December 31, 2001, the Capital Growth Fund paid aggregate brokerage commissions equal to $3,850.

Federal  Banking  Law

The Gramm-Leach-Bliley Act of 1999 repealed certain provisions of the Glass-Steagall Act that had previously restricted the ability of banks and their affiliates to engage in certain mutual fund activities. Nevertheless, AmSouth's activities remain subject to, and may be limited by, applicable federal banking law and regulations. AmSouth believes that it possesses the legal authority to perform the services for the Fund contemplated by the Prospectus, this SAI, and the Investment Advisory Agreement without violation of applicable statutes and regulations. If future changes in these laws and regulations were to limit the ability of AmSouth to perform these services, the Board of Trustees would review the Trust's relationship with AmSouth and consider taking all action necessary in the circumstances, which could include recommending to Shareholders the selection of another qualified advisor or, if that course of action appeared impractical, that the Funds be liquidated.

Administrator

BISYS Fund Services Ohio, Inc. ("BISYS Ohio" or "Administrator"), 3435 Stelzer Road, Columbus, Ohio 43219-3035, serves as general manager and administrator to the Trust pursuant to a Management and Administration Agreement dated March 1, 1999 (the "Administration Agreement"). Prior to that date, BISYS Fund Services ("BISYS") served as general manager and administrator to the Trust. The Administrator assists in supervising all operations of each Fund (other than those performed by AmSouth under the Investment Advisory Agreement, by Five Points and OakBrook under the Sub-Advisory Agreements, by BISYS Ohio as fund accountant and dividend disbursing agent, and by the Trust's custodians).

Under the Administration Agreement, the Administrator has agreed to maintain office facilities for the Trust; furnish statistical and research data, clerical and certain bookkeeping services and stationery and office supplies; prepare the periodic reports to the Securities and Exchange Commission on Form N-SAR or any replacement forms therefor; compile data for, prepare for execution by the Funds and file certain federal and state tax returns and required tax filings; prepare compliance filings pursuant to state laws with the advice of the Trust's counsel; keep and maintain the financial accounts and records of the Funds, including calculation of daily expense accruals; and generally assist in all aspects of the Trust's operations other than those performed by AmSouth under the Investment Advisory Agreement, by the Sub-Advisers under the Sub-Advisory Agreements, by the fund accountant and dividend disbursing agent, and by the Trust's custodians. Under the Administration Agreement, the Administrator may delegate all or any part of its responsibilities thereunder.

The Administrator receives a fee from each Fund for its services as Administrator and expenses assumed pursuant to the Administration Agreement, calculated daily and paid periodically, equal to the lesser of (a) a fee calculated at the annual rate of 0.20% of each Fund's average daily net assets, or (b) such other fee as may from time to time be agreed upon by the Trust and the Administrator. The Administrator may voluntarily reduce all or a portion of its fee with respect to any Fund in order to increase the net income of one or more of the Funds available for distribution as dividends. For the fiscal years ended December 31, 1999, December 31, 2000, and December 31, 2001, the Value Fund incurred administration fees equal to $53,861, and $123,232, and $168,020, respectively, of which $10,608, $0, and $0, respectively, was waived or reimbursed by BISYS, or BISYS Ohio. For the period from May 3, 1999 (commencement of operations) through December 31, 1999, the Select Equity Fund incurred administration fees equal to $2,426, of which $2,426 was waived or reimbursed by BISYS Ohio. For the fiscal years ended December 31, 2000 and December 31, 2001, the Select Equity Fund incurred administrative fees equal to $6,963 and $21,018, of which $16,759 and $10,509 was waived or reimbursed by BISYS Ohio. For the period from May 1, 2001, (commencement of operations) through December 31, 2001, the Capital Growth Fund incurred administrative fees equal to $1,787 of which $1,787 was waived or reimbursed by BISYS Ohio.

The Administration Agreement is terminable with respect to a particular Fund upon mutual agreement of the parties to the Administration Agreement, upon notice given at least 60 days prior to the expiration of the Agreement's then-current term, and for cause (as defined in the Administration Agreement) by the party alleging cause, on no less than 60 days' written notice by the Board of Trustees or by the Administrator.

The Administration Agreement provides that the Administrator shall not be liable for any error of judgment or mistake of law or any loss suffered by the Trust in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith, or gross negligence in the performance of its duties, or from the reckless disregard by the Administrator of its obligations and duties thereunder.

Expenses

AmSouth, each Sub-Adviser and the Administrator bears all expenses in connection with the performance of its services other than the cost of securities (including brokerage commissions) purchased for the Funds. The Funds will bear the following expenses relating to their operations: taxes, interest, fees of the Trustees of the Trust, Securities and Exchange Commission fees, outside auditing and legal expenses, advisory and administration fees, fees and out-of-pocket expenses of the custodian and fund accountant, certain insurance premiums, costs of maintenance of the Trust's existence, costs of Shareholders' reports and meetings, and any extraordinary expenses incurred in the Funds' operations. Any expense reimbursements will be estimated daily and reconciled and paid on a monthly basis. Fees imposed upon customer accounts for cash management services are not included within Trust expenses for purposes of any such expense limitation.

Distributor

BISYS serves as distributor to the Trust pursuant to the Distribution Agreement dated June 1, 1997 (the "Distribution Agreement"). As distributor, BISYS acts as agent for the Funds in the distribution of their Shares and, in such capacity, advertises and pays the cost of advertising, office space and personnel involved in such activities. BISYS serves as distributor without remuneration from the Funds. Unless otherwise terminated, the Distribution Agreement continues for successive one-year periods if approved at least annually (i) by the Board of Trustees or by the vote of a majority of the outstanding Shares of the Trust, and (ii) by the vote of a majority of the Trustees who are not parties to the Distribution Agreement or interested persons (as defined in the 1940 Act) of any party to the Distribution Agreement, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement may be terminated in the event of any assignment, as defined in the 1940 Act.

Custodian, Transfer Agent and Fund Accounting Services

AmSouth serves as custodian to the Trust with respect to each Fund pursuant to a Custody Agreement dated as of September 16, 1997. As custodian, its responsibilities include safeguarding and controlling the Funds' cash and securities, handling the receipt and delivery of securities, and collecting interest and dividends on the Funds' investments.

BISYS Ohio serves as transfer agent and dividend disbursing agent for the Funds pursuant to an agreement dated as of March 1, 1999. Under this agreement, BISYS Ohio performs the following services, among others: maintenance of Shareholder records for each of the Trust's Shareholders of record; processing Shareholder purchase and redemption orders; processing transfers and exchanges of Shares on the Shareholder files and records; processing dividend payments and reinvestments; and assistance in the mailing of Shareholder reports and proxy solicitation materials.

In addition, BISYS Ohio provides certain fund accounting services to the Trust pursuant to a Fund Accounting Agreement dated March 1, 1999. Under the Fund Accounting Agreement, BISYS Ohio maintains the accounting books and records for the Funds, including journals containing an itemized daily record of all purchases and sales of portfolio securities, all receipts and disbursements of cash and all other debits and credits, general and auxiliary ledgers reflecting all asset, liability, reserve, capital, income and expense accounts, including interest accrued and interest received, and other required separate ledger accounts; maintains a monthly trial balance of all ledger accounts; performs certain accounting services for the Funds, including calculation of the daily net asset value per Share, calculation of the dividend and capital gain distributions, if any, and of yield, reconciliation of cash movements with custodians, affirmation to custodians of portfolio trades and cash settlements, verification and reconciliation with custodians of daily trade activity; provides certain reports; obtains dealer quotations, prices from a pricing service or matrix prices on all portfolio securities in order to mark the portfolio to the market; and prepares an interim balance sheet, statement of income and expense, and statement of changes in net assets for the Funds.

BISYS Ohio receives an annual fee of $14 per Variable Contract Owner account, subject to certain per-Fund base fees, for its services as transfer agent and, for its services as fund accountant, BISYS Ohio receives a fee, computed daily and paid periodically, at an annual rate equal to the greater of 0.03% of each Fund's average daily net assets or $30,000.

Independent Auditors

The firm of Ernst & Young LLP, 1100 Huntington Center, 41 South High Street, Columbus, Ohio 43215, serves as independent auditors for the Funds. Its services comprise auditing the Funds' financial statements and advising the Funds as to certain accounting and tax matters.

Legal Counsel

Dechert, 1775 Eye Street, N.W., Washington, D.C. 20006, is counsel to the Trust and has passed upon the legality of the Shares offered hereby.

Code of Ethics

The Trust, AmSouth, each Sub-Adviser and BISYS each have adopted a code of ethics, as required by applicable law, which is designed to prevent affiliated persons of the Trust, AmSouth, a Sub-Adviser and BISYS from engaging in deceptive, manipulative, or fraudulent activities in connection with securities held or to be acquired by the Funds (which may also be held by persons subject to a code). There can be no assurance that the codes will be effective in preventing such activities.

                             ADDITIONAL INFORMATION

Description of Shares

The Trust is a Massachusetts business trust that was organized on July 20, 1994. The Trust's Declaration of Trust was filed with the Secretary of State of the Commonwealth of Massachusetts on the same date. The Declaration of Trust, as amended and restated, authorizes the Board of Trustees to issue an unlimited number of Shares, which are units of beneficial interest, without par value. The Trust currently has multiple series of Shares which represent interests in each series of the Trust. The Trust's Declaration of Trust authorizes the Board of Trustees to divide or redivide any unissued Shares of the Trust into one or more additional series or classes by setting or changing in any one or more respects their respective preferences, conversion or other rights, voting power, restrictions, limitations as to dividends, qualifications, and terms and conditions of redemption.

Shares have no subscription or preemptive rights and only such conversion or exchange rights as the Board of Trustees may grant in its discretion. When issued for payment as described in the Prospectuses and this SAI, the Trust's Shares will be fully paid and non-assessable by the Trust. In the event of a liquidation or dissolution of the Trust, Shareholders of a Fund are entitled to receive the assets available for distribution belonging to that Fund, and a proportionate distribution, based upon the relative asset values of the respective series, of any general assets not belonging to any particular series which are available for distribution.

Each Share represents an equal proportionate interest in the Fund with other Shares of the Fund, and is entitled to such dividends and distributions out of the income earned on the assets belonging to the Fund as are declared at the discretion of the Trustees. Shares are without par value. Shareholders are entitled to one vote for each dollar of value invested and a proportionate fractional vote for any fraction of a dollar invested. Shareholders will vote in the aggregate and not by portfolio except as otherwise expressly required by law.

An annual or special meeting of Shareholders to conduct necessary business is not required by the Trust's Declaration of Trust, the 1940 Act or other authority except, under certain circumstances, to elect Trustees, amend the Declaration of Trust, approve an investment advisory agreement and to satisfy certain other requirements. To the extent that such a meeting is not required, the Trust may elect not to have an annual or special meeting.

The Trust will call a special meeting of Shareholders for purposes of considering the removal of one or more Trustees upon written request therefor from Shareholders holding not less than 10% of the outstanding votes of the Trust. At such a meeting, a quorum of Shareholders (constituting a majority of votes attributable to all outstanding Shares of the Trust), by majority vote, has the power to remove one or more Trustees. In accordance with current laws, it is anticipated that an insurance company issuing a variable contract that participates in the Fund will request voting instructions from variable contract owners and will vote shares or other voting interests in the separate account in proportion of the voting instructions received.

Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as the Trust shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding Shares of each Fund affected by the matter. For purposes of determining whether the approval of a majority of the outstanding Shares of a Fund will be required in connection with a matter, a Fund will be deemed to be affected by a matter unless it is clear that the interests of each Fund in the matter are identical, or that the matter does not affect any interest of the Fund. Under Rule 18f-2, the approval of an investment advisory agreement or any change in investment policy submitted to Shareholders would be effectively acted upon with respect to a series only if approved by a majority of the outstanding Shares of such Fund. However, Rule 18f-2 also provides that the ratification of independent public accountants, the approval of principal underwriting contracts, and the election of Trustees may be effectively acted upon by Shareholders of the Trust voting without regard to Fund.

Vote of a Majority of the Outstanding Shares

As used in the Funds' Prospectuses and the SAI, "vote of a majority of the outstanding Shares of the Trust or the Fund" means the affirmative vote, at an annual or special meeting of Shareholders duly called, of the lesser of (a) 67% or more of the votes of Shareholders of the Trust or the Fund present at such meeting at which the holders of more than 50% of the votes attributable to the Shareholders of record of the Trust or the Fund are represented in person or by proxy, or (b) the holders of more than 50% of the outstanding votes of Shareholders of the Trust or the Fund.

Principal Shareholders

As of [ ], 2002, Hartford Life Insurance Separate Account Two, 200 Hopmeadow Street, Simsbury, Connecticut 06070 owned [100]% of the outstanding Shares of the Value Fund and [100]% of the outstanding Shares of the Select Equity Fund, and [100]% of the outstanding Shares of the Capital Growth Fund, and thus may be deemed to be able to control the outcome of any matter submitted to a vote of the Shareholders of any of those Funds. AmSouth Investment Services, 250 Riverchase Parkway, Birmingham, Alabama 35244 owned [13.84]% of the outstanding shares of the Capital Growth Fund.

Shareholder and Trustee Liability

Under Massachusetts law, holders of units of interest in a business trust may, under certain circumstances, be held personally liable as partners for the obligations of the trust. However, the Trust's Declaration of Trust provides that Shareholders shall not be subject to any personal liability for the obligations of the Trust. The Declaration of Trust provides for indemnification out of the trust property of any Shareholder held personally liable solely by reason of his or her being or having been a Shareholder. The Declaration of Trust also provides that the Trust shall, upon request, reimburse any Shareholder for all legal and other expenses reasonably incurred in the defense of any claim made against the Shareholder for any act or obligation of the Trust, and shall satisfy any judgment thereon. Thus, the risk of a Shareholder incurring financial loss on account of Shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations.

The Declaration of Trust states further that no Trustee, officer, or agent of the Trust shall be personally liable in connection with the administration or preservation of the assets of the Trust or the conduct of the Trust's business; nor shall any Trustee, officer, or agent be personally liable to any person for any action or failure to act except for his own bad faith, willful misfeasance, gross negligence, or reckless disregard of his duties. The Declaration of Trust also provides that all persons having any claim against the Trustees or the Trust shall look solely to the assets of the Trust for payment.

Additional Tax Information

The following discussion summarizes certain U.S. federal tax considerations incidental to an investment in a Fund. This discussion does not purport to be complete or to deal with all aspects of federal income taxation that may be relevant. This discussion is based upon present provisions of the Internal Revenue Code of 1986, as amended (the "Code"), the regulations promulgated thereunder, and judicial and administrative ruling authorities, all of which are subject to change, which change may be retroactive. Prospective investors should consult their own tax advisors with regard to the federal, state, local and foreign tax aspects of an investment in a Fund.

Each Fund intends to qualify annually and to elect to be treated as a regulated investment company under Subchapter M of the Code. If a Fund so qualifies, it generally will not be subject to federal income taxes to the extent that it distributes on a timely basis its investment company taxable income and its net capital gains.

To qualify as a regulated investment company, each Fund generally must, among other things: (i) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business in such stock, securities or currencies; (ii) diversify its holdings so that, at the end of each quarter of the taxable year (a) at least 50% of the market value of the Fund's assets is represented by cash, U.S. Government securities, the securities of other regulated investment companies and other securities, with such other securities of any one issuer limited for the purposes of this calculation to an amount not greater than 5% of the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities or the securities of other regulated investment companies); and (iii) distribute at least 90% of its investment company taxable income (which includes, among other items, dividends, interest, and net short-term capital gains in excess of any net long-term capital losses) each taxable year.

As a regulated investment company, each Fund generally will not be subject to U.S. federal income tax on its investment company taxable income and net capital gains (any net long-term capital gains in excess of the sum of net short-term capital losses and capital loss carryovers from prior years), if any, that it distributes to Shareholders. Each Fund intends to distribute to its
Shareholders, at least annually, substantially all of its investment company taxable income and any net capital gains. In addition, amounts not distributed by a Fund on a timely basis in accordance with a calendar year distribution requirement may be subject to a nondeductible 4% excise tax. To avoid the tax, each Fund may be required to distribute (or be deemed to have distributed) during each calendar year, (i) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (ii) at least 98% of its capital gains in excess of its capital losses for the twelve month period ending on October 31 of the calendar year (adjusted for certain ordinary losses), and (iii) all ordinary income and capital gains for previous years that were not distributed during such years. The excise tax generally does not apply to any regulated investment company whose shareholders are solely either tax-exempt pension trusts or separate accounts of life insurance companies funding variable contracts. Although the Funds believe they are not subject to the excise tax, each Fund intends to make its distributions in accordance with the calendar year distribution requirement. A distribution will be treated as paid on December 31 of the calendar year if it is declared by a Fund during October, November, or December of that year to Shareholders of record on a date in such a month and paid by the Fund during January of the following calendar year. Such distributions will be taxable to Shareholders (such as the Separate Accounts) for the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are actually received.

Each Fund also intends to comply with the separate diversification requirements imposed by Section 817(h) of the Code and the regulations thereunder on certain insurance company separate accounts. These requirements, which are in addition to the diversification requirements imposed on a Fund by the 1940 Act and Subchapter M of the Code, place certain limitations on assets of each insurance company separate account used to fund variable contracts. Because Section 817(h) and those regulations treat the assets of a Fund as assets of the related separate account, these regulations are imposed on the assets of the Fund. Specifically, the regulations provide that, after a one year start-up period or except as permitted by the "safe harbor" described below, as of the end of each calendar quarter or within 30 days thereafter no more than 55% of the total assets of a Fund may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments and no more than 90% by any four investments. For this purpose, all securities of the same issuer are considered a single investment, and each U.S. Government agency and instrumentality is considered a separate issuer. Section 817(h) provides, as a safe harbor, that a separate account will be treated as being adequately diversified if the diversification requirements under Subchapter M are satisfied and no more than 55% of the value of the account's total assets is attributable to cash and cash items (including receivables), U.S. Government securities and securities of other regulated investment companies. Failure by a Fund to both qualify as a regulated investment company and satisfy the Section 817(h)
requirements would generally cause the variable contracts to lose their favorable tax status and require a contract holder to include in ordinary income any income accrued under the contracts for the current and all prior taxable years. Under certain circumstances described in the applicable Treasury regulations, inadvertent failure to satisfy the applicable diversification requirements may be corrected, but such a correction would require a payment to the Internal Revenue Service based on the tax contract holders would have incurred if they were treated as receiving the income on the contract for the period during which the diversification requirements were not satisfied. Any such failure may also result in adverse tax consequences for the insurance company issuing the contracts. Failure by a Fund to qualify as a regulated investment company would also subject the Fund to federal and state income taxation on all of its taxable income and gain, whether or not distributed to shareholders.

The Treasury Department announced that it would issue future regulations or rulings addressing the circumstances in which a variable contract owner's control of the investments of the separate account may cause the contract owner, rather than the insurance company, to be treated as the owner of the assets held by the separate account. If the contract owner is considered the owner of the securities underlying the separate account, income and gains produced by those securities would be included currently in the contract owner's gross income. It is not known what standards will be set forth in the regulations or rulings.

In the event that rules or regulations are adopted, there can be no assurance that a given Fund will be able to operate as currently described, or that the Trust will not have to change a Fund's investment objective or investment policies. While a Fund's investment objective is fundamental and may be changed only by a vote of a majority of its outstanding Shares, the investment policies of a Fund may be modified as necessary to prevent any such prospective rules and regulations from causing Variable Contract Owners to be considered the owners of the Shares of a Fund.

If the Fund invests in shares of a passive foreign investment company, the Fund may be subject to U.S. federal income tax on a portion of an "excess distribution" from, or of the gain from the sale of part or all of the shares in, such company. In addition, an interest charge may be imposed with respect to deferred taxes arising from such distributions or gains. A Fund may, however, be able to elect alternative tax treatment for such investments that would avoid this unfavorable result.

Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time a Fund accrues income or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time that Fund actually collects such receivables or pays such liabilities generally are treated as ordinary income or ordinary loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain futures contracts, forward contracts, and options, gains or losses attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of disposition also are treated as ordinary gain or loss. These gains or losses, referred to under the Code as "Section 988" gains or losses, may increase or decrease the amount of a Fund's investment company taxable income to be distributed to its Shareholders as ordinary income.

Distributions

Distributions of any investment company taxable income (which includes among other items, dividends, interest, and any net realized short-term capital gains in excess of net realized long-term capital losses) are treated as ordinary income for tax purposes in the hands of a Shareholder (such as a Separate Account). Net capital gains (the excess of any net long-term capital gains over net short term capital losses) will, to the extent distributed, be treated as long-term capital gains in the hands of a Shareholder regardless of the length of time the Shareholder may have held the Shares.

Hedging Transactions

The diversification requirements applicable to each Fund's assets may limit the extent to which a Fund will be able to engage in transactions in options, futures contracts, or forward contracts.

Other Taxes

Distributions may also be subject to additional state, foreign and local taxes, depending on each Shareholder's situation. Shareholders (such as Separate
Accounts) are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in a Fund.

Performance Information

Each Fund may, from time to time, include its yield or total return in advertisements or reports to Shareholders or prospective investors. Performance information for the Funds will not be advertised or included in sales literature unless accompanied by comparable performance information for a separate account to which the Funds offer their Shares.

Yields of the Funds are computed by analyzing net investment income per Share for a recent 30-day period and dividing that amount by a Share's maximum offering price (reduced by any undeclared earned income expected to be paid shortly as a dividend) on the last trading day of that period. Net investment income will reflect amortization of any market value premium or discount of fixed income securities (except for obligations backed by mortgages or other assets) and may include recognition of a pro rata portion of the stated dividend rate of dividend paying portfolio securities. The yield of each Fund will vary from time to time depending upon market conditions, the composition of the Fund's portfolio and operating expenses of the Trust allocated to the Fund. Yield should also be considered relative to changes in the value of a Fund's Shares and to the relative risks associated with the investment objective and policies of each of the Funds.

At any time in the future, yields may be higher or lower than past yields and there can be no assurance that any historical results will continue.

Standardized quotations of average annual total return for Fund Shares will be expressed in terms of the average annual compounded rate of return for a hypothetical investment in Shares over periods of 1, 5 and 10 years or up to the life of the Fund), calculated pursuant to the following formula: P(1 + T)n = ERV (where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years, and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period). All total return figures reflect the deduction of expenses (on an annual basis), and assume that all dividends and distributions on Shares are reinvested when paid. For the period from its commencement of operations (October 23, 1997) through December 31, 2001, and for the fiscal year ended on such date, average annual total return for the Value Fund was 5.57% and -10.97%, respectively. For the period from its commencement of operations (May 3, 1999) through December 31, 2001, and for the fiscal year ended on such date, average annual total return for the Select Equity Fund was 1.34% and 8.26%, respectively. For the period from its commencement of operations (May 1, 2001) through December 31, 2001, the average annual total return for the Capital Growth Fund was -10.00%.

Performance information for the Funds may be compared in reports and promotional literature to the performance of other mutual funds with comparable investment objectives and policies through various mutual fund or market indices such as those prepared by Dow Jones & Co., Inc., S&P, Shearson Lehman Brothers, Inc., the Russell 2000 Index, the Consumer Price Index, and to data prepared by Lipper Analytical Services, Inc., a widely recognized independent service which monitors the performance of mutual funds, or Morningstar, Inc. Comparisons may also be made to indices or data published in Money Magazine, Forbes, Barron's, The Wall Street Journal, The Bond Buyer's Weekly 20-Bond Index, The Bond Buyer's Index, The Bond Buyer, The New York Times, Business Week, Pensions and Investments, and U.S.A. Today. In addition to performance information, general information about the Funds that appears in a publication such as those mentioned above may be included in advertisements and in reports to Variable Contract Owners.

Each Fund may also compute aggregate total return for specified periods. The aggregate total return is determined by dividing the net asset value of this account at the end of the specified period by the value of the initial investment and is expressed as a percentage. Calculation of aggregate total return assumes reinvestment of all income dividends and capital gain distributions during the period.

The Funds also may quote annual, average annual and annualized total return and aggregate total return performance data for various periods other than those noted above. Such data will be computed as described above, except that the rates of return calculated will not be average annual rates, but rather, actual annual, annualized or aggregate rates of return.

Quotations of yield or total return for the Funds will not take into account charges and deductions against a Separate Account to which the Funds' Shares are sold or charges and deductions against the Variable Contracts. The Funds' yield and total return should not be compared with mutual funds that sell their shares directly to the public since the figures provided do not reflect charges against the Separate Accounts or the Variable Contracts. Performance information for any Fund reflects only the performance of a hypothetical investment in the Fund during the particular time period in which the calculations are based. Performance information should be considered in light of the Funds' investment objectives and policies, characteristics and quality of the portfolios and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future.

Miscellaneous

Individual Trustees are elected by the Shareholders and, subject to removal by the vote of two-thirds of the Board of Trustees, serve for a term lasting until the next meeting of Shareholders at which Trustees are elected. Such meetings are not required to be held at any specific intervals. Individual Trustees may be removed by vote of the Shareholders voting not less than a majority of the Shares then outstanding, cast in person or by proxy at any meeting called for that purpose, or by a written declaration signed by Shareholders voting not less than two-thirds of the Shares then outstanding. In accordance with current laws, it is anticipated that an insurance company issuing a Variable Contract that participates in the Funds will request voting instructions from variable contract owners and will vote shares or other voting interests in the Separate Account in proportion of the voting instructions received.

The Trust is registered with the Securities and Exchange Commission as a management investment company. Such registration does not involve supervision by the Securities and Exchange Commission of the management or policies of the Trust.

The Prospectuses and this SAI omit certain of the information contained in the Registration Statement filed with the Securities and Exchange Commission. Copies of such information may be obtained from the Securities and Exchange Commission upon payment of the prescribed fee.

The Prospectuses and this SAI are not an offering of the securities herein described in any state in which such offering may not lawfully be made. No salesman, dealer, or other person is authorized to give any information or make any representation other than those contained in the Prospectuses and this SAI.


                              FINANCIAL STATEMENTS

Financial statements for the Trust with respect to the Select Equity Fund, Value Fund (formerly known as the AmSouth Equity Income Fund) and Capital Growth Fund as of December 31, 2001 and for their fiscal years then ended, including notes thereto and the reports of Ernst & Young LLP thereon dated February 15, 2002, are incorporated by reference from the Trust's 2001 Annual Reports. For all periods prior to January 1, 2001, the financial information was audited by other independent auditors. A copy of the Reports delivered with this SAI should be retained for future reference.

                                    APPENDIX

                           DESCRIPTION OF BOND RATINGS

Description of Moody's bond ratings:

     Excerpts from Moody's description of its bond ratings are listed as follows: Aaa - judged to be the best quality and they carry the smallest degree of investment risk; Aa - judged to be of high quality by all standards - together with the Aaa group, they comprise what are generally known as high-grade bonds; A - possess many favorable investment attributes and are to be considered as "upper medium grade obligations"; Baa - considered to be medium grade obligations, i.e., they are neither highly protected nor poorly secured -interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time; Ba - judged to have speculative elements, their future cannot be considered as well assured; B - generally lack characteristics of the desirable investment; Caa - are of poor standing - such issues may be in default or there may be present elements of danger with respect to principal or interest; Ca - speculative in a high degree, often in default; C
- lowest rated class of bonds, regarded as having extremely poor prospects.

     Moody's also supplies numerical indicators 1, 2 and 3 to rating categories. The modifier 1 indicates that the security is in the higher end of its rating category; the modifier 2 indicates a mid-range ranking; and modifier 3 indicates a ranking toward the lower end of the category.

Description of S&P's bond ratings:

     Excerpts from S&P's  description of its bond ratings are listed as follows:
AAA - highest grade obligations, in which capacity to pay interest and repay principal is extremely strong; AA - has a very strong capacity to pay interest and repay principal, and differs from AAA issues only in a small degree; A - has a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories; BBB - regarded as having an adequate capacity to pay interest and repay principal; whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories. This group is the lowest which qualifies for commercial bank investment. BB, B, CCC, CC, C - predominantly speculative with respect to capacity to pay interest and repay principal in accordance with terms of the obligations; BB indicates the highest grade and C the lowest within the speculative rating categories. D - interest or principal payments are in default.

     S&P applies indicators "+," no character, and "-" to its rating categories. The indicators show relative standing within the major rating categories.

Description of Moody's commercial paper ratings:

     Excerpts from Moody's commercial paper ratings are listed as follows: Prime
- 1 - issuers (or supporting institutions) have a superior ability for repayment of senior short-term promissory obligations; Prime - 2 - issuers (or supporting institutions) have a strong ability for repayment of senior short-term promissory obligations; Prime - 3 - issuers (or supporting institutions) have an acceptable ability for repayment of senior short-term promissory obligations; Not Prime - issuers do not fall within any of the Prime categories.

Description of S&P's ratings for corporate and municipal bonds:

     Investment grade ratings: AAA - the highest rating assigned by S&P, capacity to pay interest and repay principal is extremely strong; AA - has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree; A - has strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories; BBB - regarded as having an adequate capacity to pay interest and repay principal - whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

     Speculative grade ratings: BB, B, CCC, CC, C - debt rated in these categories is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal - while such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions; CI - reserved for income bonds on which no interest is being paid; D -in default, and payment of interest and/or repayment of principal is in arrears. Plus (+) or Minus (-) - the ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Description of S&P's ratings for short-term corporate demand obligations and commercial paper:

     An S&P commercial paper rating is a current assessment of the likelihood of timely repayment of debt having an original maturity of no more than 365 days. Excerpts from S&P's description of its commercial paper ratings are listed as follows: A-1 - the degree of safety regarding timely payment is strong - those issues determined to possess extremely strong safety characteristics will be denoted with a plus (+) designation; A-2 - capacity for timely payment is satisfactory - however, the relative degree of safety is not as high as for issues designated "A-1;" A-3 - has adequate capacity for timely payment - however, is more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations; B - regarded as having only speculative capacity for timely payment; C - a doubtful capacity for payment; D
- in payment default - the "D" rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.

                                     PART C

                                OTHER INFORMATION

Item 23. Exhibits

(a) (1) Amended and Restated Declaration of Trust dated July 20, 1994, as amended and restated February 5, 1997 (1)

     (2)  Establishment and Designation of Series effective February 5, 1997 (1)

     (3) Redesignation of Two Existing Series and Establishment and Designation of Two Additional Series effective August 13, 1997 (3)

     (4)  Establishment  and Designation of Series  effective  February 25, 1999
          (6)

     (5)  Form of Establishment and Designation of Four Additional Series (8)

     (6)  Form of Amended Designation of Series (8)

     (7)  Form of Amended Designation of Series (9)

     (8)  Form of Establishment and Designation of Five Additional Series (10)

     (9)  Form  of  Amended   Designation  of  Series  and   Establishment   and
          Designation of Two Additional Series (11)

     (10) Form of Establishment and Designation of Seven Additional Series (12)

     (11) Form of Amended Designation of Series (14)

     (12) Form of Establishment and Designation of Three Additional Series (15)

     (13) Form of Establishment and Designation of One Additional Series (17)

     (14) Form of Amended Designation of Series

(b)  By-Laws(1)

(c) Articles V and VI of the Registrant's Amended and Restated Declaration of Trust define rights of holders of Shares.

(d) (1) Form of Investment Advisory Agreement between Registrant and Branch Banking and Trust Company(2)

     (2) Form of Investment Advisory Agreement between Registrant and AmSouth Investment Management Company, LLC(4)

     (3) Form of Sub-Advisory Agreement between AmSouth Investment Management Company, LLC and OakBrook Investments, LLC (with respect to the Enhanced Market Fund) (6)

     (4) Form of Investment Advisory Agreement between Registrant and HSBC Asset Management (Americas) Inc.(7)

     (5) Form of Investment Advisory between Registrant and Skandinaviska Enskilda Banken AB (publ.)(12)

     (6) Form of Investment Advisory Agreement between Registrant and Fifth Third Asset Management(14)

     (7) Form of Sub-Advisory Agreement between AmSouth Investment Management Company, LLC and Five Points Capital Advisors (15)

     (8) Form of Advisory Agreement between the Registrant and Compass Asset Management*

     (9) Form of Interim Sub-Advisory Agreement between AmSouth Investment Management Company, LLC and OakBrook Investments, LLC (with respect to the AmSouth Mid Cap Fund)

     (10) Form of Interim Sub-Advisory Agreement between AmSouth Investment Management Company, LLC and Dimensional Fund Advisors Inc.

     (11) Form of Sub-Advisory Agreement between AmSouth Investment Management Company, LLC and OakBrook Investments, LLC (with respect to the AmSouth Mid Cap Fund)*

     (12) Form of Sub-Advisory Agreement between AmSouth Investment Management Company, LLC and Dimensional Fund Advisors Inc.*

(e)  Form of Distribution  Agreement between  Registrant and BISYS Fund Services
     (3)

(f)  Not Applicable

(g)  (1) Form of Custodian Agreement between Registrant and Fifth Third Bank (2)

     (2)  Form of Custodian Agreement between Registrant and AmSouth Bank (4)

     (3) Form of Custodian Agreement between Registrant and The Bank of New York (with respect to the HSBC Funds) (8)

     (4) Form of Custodian Agreement between Registrant and The Bank of New York (with respect to the AmSouth International Equity Fund)*

     (5)  Form of Custodian  Agreement  between  Registrant and Fifth Third Bank
          (14)

     (6) Form of Custodian Agreement between Registrant and Branch Banking & Trust Company (15)

     (7)  Form of Custodian Agreement between Registrant and Compass Bank*

(h) (1) Form of Management and Administration Agreement between Registrant and BISYS Fund Services Ohio, Inc. (6)

     (2) Form of Fund Accounting Agreement between Registrant and BISYS Fund Services Ohio, Inc. (6)

     (3) Form of Transfer Agency Agreement between Registrant and BISYS Fund Services Ohio, Inc. (6)

     (4) Form of Fund Participation Agreement with Hartford Life Insurance Company(4)

     (5)  Form of Fund  Participation  Agreement with Allstate Insurance Company
          (9)

     (6) Form of Fund Participation Agreement with Hartford Life Insurance Company (with respect to the Fifth Third VIP Funds) (9)

     (7) Form of Fund Participation Agreement with New York Life Insurance Company (13)

     (8) Form of Fund Participation Agreement with SEB Trygg Life Assurance Company Limited*

     (9)  Form of Variable  Contract Owner Servicing  Agreement (6)

     (10) Form of Fund Participation Agreement with John Hancock Life Insurance Company (with respect to the HSBC Funds) (15)

     (11) Form of Fund Participation Agreement with Nationwide Insurance Company (with respect to the Expedition Equity VIP Fund)*

(i)  Opinion and Consent of Counsel(2)

(j)  (1) Consent of Independent Auditors (17)

     (2)  Consent of Independent Auditors

(k)  Not Applicable

     (l)  Purchase Agreement (2)

(m) (1) Form of Distribution and Service Plan (with respect to the Expedition Equity VIP Fund)*

     (2) Form of Related Agreement to the Distribution and Service Plan (with respect to the Expedition Equity VIP Fund)*

(n)  Not Applicable

(p)  (1) Form of Code of Ethics of the Registrant (8)

     (2)  Form of Code of Ethics of AmSouth Investment  Management Company,  LLC
          (8)

     (3)  Form of Code of Ethics of Branch Banking and Trust Company (8)

     (4)  Form of Code of Ethics of HSBC Asset Management (8)

     (5)  Form of Code of Ethics of Fifth Third Asset Management (14)

     (6)  Form of Code of Ethics of Skandinaviska Enskilda Banken AB (publ.)*

     (7)  Form of Code of Ethics of OakBrook Investments, LLC (8)

     (8)  Form of Code of Ethics of Five Points Capital Advisors (17)

     (9)  Form of Code of Ethics of Compass Asset Management*

     (10) Form of Code of Ethics of Dimensional Fund Advisors Inc.*

(q)  (1)  Secretary's  Certificate  Pursuant  to Rule  483(b)(2)

     (2)  Powers of Attorney (2)

     (3)  Power of Attorney (Nimish Bhatt) (6)


--------------------------------
*    To be filed by amendment

1 Filed with Pre-Effective Amendment No. 1 to Registrant's Registration Statement on February 5, 1997.

2 Filed with Pre-Effective Amendment No. 2 to Registrant's Registration Statement on May 29, 1997.

3 Filed with Post-Effective Amendment No. 1 to Registrant's Registration Statement on July 3, 1997.

4 Filed with Post-Effective Amendment No. 2 to Registrant's Registration Statement on September 15, 1997.

5 Filed with Post-Effective Amendment No. 5 to Registrant's Registration Statement on January 20, 1999.

6 Filed with Post-Effective Amendment No. 6 to Registrant's Registration Statement on April 1, 1999.

7 Filed with Post-Effective Amendment No. 7 to Registrant's Registration Statement on July 16, 1999.

8 Filed with Post-Effective Amendment No. 9 to Registrant's Registration Statement on April 28, 2000.

9 Filed with Post-Effective Amendment No. 10 to Registrant's Registration Statement on August 3, 2000.

10 Filed with Post-Effective Amendment No. 11 to Registrant's Registration Statement on October 16, 2000.

11 Filed with Post-Effective Amendment No. 12 to Registrant's Registration Statement on January 31, 2001.

12 Filed with Post-Effective Amendment No. 13 to Registrant's Registration Statement on March 23, 2001.

13 Filed with Post-Effective Amendment No. 14 to Registrant's Registration Statement on May 1, 2001.

14 Filed with Post-Effective Amendment No. 15 to Registrant's Registration Statement on July 31, 2001.

15 Filed with Post-Effective Amendment No. 16 to Registrant's Registration Statement on February 1, 2002

16 Filed with Post-Effective Amendment No. 17 to Registrant's Registration Statement on April 30, 2002

17 Filed with Post-Effective Amendment No. 18 to Registrant's Registration Statement on June 14, 2002

Item 24. Persons Controlled by or Under Common Control with Registrant Not applicable

Item 25.  Indemnification

          Reference is made to Article IV of the Registrant's Agreement and Declaration of Trust (Exhibit (a)(1)) which is incorporated by reference herein.

          Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant by the Registrant pursuant to the Fund's Declaration of Trust, its By-Laws or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, officers or controlling persons in connection with shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

Item 26.

          Business and Other Connections of Investment Advisers and their Officers and Directors The business of each of the Investment Advisers is summarized under "Management of the Fund(s)" or "Fund Management" in the Prospectuses constituting Part A and "Management of the Trust" in the Statement of Additional Information constituting Part B of this Registration Statement, which summaries are incorporated herein by reference.

          Information relating to the business and other connections of BB&T Asset Management, LLC ("BB&T") and each member, director, officer or partner of BB&T is hereby incorporated by reference to disclosure in
          Item 26 of the registration statement of Form N-1A of BB&T Mutual Funds Group (File Nos. 33-49098 and 811-06719). Information relating to the business and other connections of AmSouth Investment Management Company, OakBrook Investments, LLC, and Five Points Capital Advisors and each director, officer or partner of each, is hereby incorporated by reference to disclosure in Item 26 of the registration statement of Form N-1A of AmSouth Mutual Funds (File Nos. 33-21660 and 811-5551). Information relating to the business and other connections of HSBC Asset Management (Americas) Inc. ("HSBC") and each director, officer or partner of HSBC is hereby incorporated by reference to disclosure in Item 26 of the registration statement of Form N-1A of HSBC Mutual Funds Trust (File Nos. 33-33739 and 811-06057). Information relating to the business and other connections of Fifth Third Asset Management ("Fifth Third") and each director, officer or partner of Fifth Third is hereby incorporated by reference to disclosure in Item 26 of the registration statement of Form N-1A of Fifth Third Funds (File Nos. 33-24848 and 811-5669). Information relating to the business and other connections of Compass Asset Management ("CAM") and each director, officer or partner of CAM is hereby incorporated by reference to disclosure in Item 26 of the registration statement of Form N-1A of
          Expedition Funds (File Nos. 33-30950 and 811-05900). Information relating to the business and other connections of Dimensional Fund Advisors Inc. ("Dimensional") and each director, officer of Dimensional is hereby incorporated by reference to disclosure in Item 26 of the registration statement of Form N-1A of the DFA Investment Trust Company (File No. 811-7436).

[Skandinaviska Enskilda Banken AB (publ.) to be provided by amendment]

Item 27.  Principal Underwriter

          (a) BISYS Fund Services ("BISYS") acts as distributor for Registrant. BISYS also distributes the securities of Alpine Equity Trust, Ambassador Funds American Independence Funds Trust, American Performance Funds, AmSouth Funds, BB&T Funds , The Coventry Group, The Eureka Funds, The Hirtle Callaghan Trust, HSBC Advisor Funds Trust, HSBC Investor Funds, The Infinity Mutual Funds, Inc., LEADER Mutual Funds, Legacy Funds Group, MMA Praxis Mutual Funds, The M.S.D.&T. Funds Inc., Old Westbury Funds, Inc., Pacific Capital Funds, USAllianz Variable Insurance Products Trust, The Victory Portfolios, The Variable Insurance Funds, The Willamette Funds, Vintage Mutual Funds, Inc. and Van Ness Funds, each of which is a management investment company.

          (b)  Partners of BISYS Fund Services are as follows:

                                  Positions and                  Positions and
Name and Principal                Offices with                   Offices with
Business Address                  BISYS Fund Services            Registrant

WC Subsidiary Corporation         Sole Limited Partner              None
150 Clove Road
Little Falls, NJ 07424

BISYS Fund Services, Inc.         Sole General Partner              None
3435 Stelzer Road
Columbus, OH 43219

(c)  Not Applicable

Item 28.  Location of Accounts and Records

          The accounts, books, and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and rules promulgated thereunder are in the possession of:
          AmSouth Investment Management Company, 1901 Sixth Avenue North, Birmingham, Alabama 35203; OakBrook Investments, LLC, 701 Warrenville Road, Suite 135, Lisle, Illinois 60532; Five Points Capital Advisors, 1901 Sixth Avenue North, Birmingham, Alabama 35203; Dimensional Fund Advisors Inc., 1299 Ocean Avenue, 11th Floor, Santa Monica, California 90401; BB&T Asset Management, LLC, 434 Fayetteville Street Mall, Raleigh, North Carolina 27601; HSBC Asset Management Americas, Inc., 140 Broadway, New York, New York 10005; Skandinaviska Enskilda Banken AB (publ.), Kungstradgardsgatan 8, Stockholm, Sweden; Fifth Third Asset Management, 38 Fountain Square Plaza, Cincinnati, Ohio 45263; BISYS Fund Services, 3435 Stelzer Road, Columbus, Ohio 43219-3035 (records relating to its functions as distributor); Compass Asset Management, 15 S. 20th Street, Birmingham, Alabama 35233; and BISYS Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, Ohio 43219-3035 (records relating to its functions as administrator, transfer agent, and fund accountant).

Item 29.  Management Services

          Not Applicable

Item 30.  Undertakings

          (a) Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest Annual Report to Shareholders, upon request and without charge.

          (b) Registrant undertakes to call a meeting of Shareholders for the purpose of voting upon the question of removal of a Trustee or Trustees when requested to do so by the holders of at least 10% of the Registrant's outstanding shares of beneficial interest and in connection with such meeting to comply with the shareholders communications provisions of Section 16(c) of the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant and has duly caused this Post-Effective Amendment No. 19 to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the city of Washington, D.C. on the 28th day of June, 2002.

                            VARIABLE INSURANCE FUNDS


                         By: ----------*------------------
                             Walter Grimm
                             President

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement on Form N-1A has been signed below by the following persons on behalf of Variable Insurance Funds in the capacity and on the date indicated:

Signatures                       Title                            Date
----------                       -----                            ----

-----------*-------------        President, Chairman              June 28, 2002
Walter Grimm                     of the Board, and Trustee

-----------*-------------        Principal Financial              June 28, 2002
Nimish Bhatt                     and Accounting Officer
                                 and Comptroller

-----------*-------------        Trustee                          June 28, 2002
Michael Van Buskirk

-----------*-------------        Trustee                          June 28, 2002
James Woodward


* By: /s/ Keith T. Robinson
      ------------------------
      Keith T. Robinson


Keith T. Robinson as  attorney-in-fact,  pursuant to powers of attorney filed as
Exhibit 19(b) (since redesignated as Exhibit q(2)) to Pre-Effective Amendment No.2 to the Registrant's Registration Statement, and, with respect to Nimish Bhatt, pursuant to a power of attorney filed as Exhibit p(4)(since redesignated as Exhibit q(3)) to Post-Effective Amendment No. 6 to the Registrant's Registration Statement. Exhibit Index

Exhibit                   Description

(a)(14)   Form of Amended Designation of Series

(d)(9) Form of Interim Sub-Advisory Agreement between AmSouth Investment Management Company, LLC and OakBrook Investments, LLC (with respect to the AmSouth Mid Cap Fund)

(d)(10) Form of Interim Sub-Advisory Agreement between AmSouth Investment Management Company, LLC and Dimensional Fund Advisors Inc.

(j)(2)    Consent of Independent Auditors

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